Securities Act File No. 333-100654

Investment Company Act File No. 811-21237

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 335	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46208

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (317) 917-7000

John C. Swhear

President

2960 N. Meridian St., Suite 300

Indianapolis, Indiana 46208

(Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Crawford Dividend Growth Fund

CLASS I (CDGIX)

CLASS C (CDGCX)

PROSPECTUS

April 28, 2015

INVESTMENT OBJECTIVE:

Total Return

600 Galleria Parkway, NW

Suite 1650

Atlanta, GA 30339

www.crawfordinvestmentfunds.com

(800) 431-1716

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Investment Objective

The investment objective of the Crawford Dividend Growth Fund (the “Fund”) is total return. Total return is comprised of both capital appreciation and income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class C
Maximum Deferred Sales Charge (Load)	NONE	1.00%[1]
Redemption Fee	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) [2]	Class I	Class C
Management Fees	0.50%	0.50%
Distribution and Shareholder Service (12b-1) Fees	NONE	1.00%
Other Expenses	0.34%	0.34%
Total Annual Fund Operating Expenses	0.84%	1.84%

[1]	This charge is eliminated after one year, The charge is based on original purchase price or redemption proceeds, whichever is lower.
[2]	Restated to reflect the expiration of the Fund’s obligation to reimburse the advisor for waiving its management fee and reimbursing Fund expenses under the Fund’s expense limitation agreement.

Expense Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$86	$268	$466	$1,037
Class C	$285	$579	$995	$2,159
Class C (no redemption)	$187	$579	$995	$2,159

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common stocks of large capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. Crawford Investment Counsel, Inc. (the “Advisor”) utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The Advisor seeks high quality companies with strong balance sheets, predictable earnings and cash flow growth, and a history of dividend growth. The Advisor’s goal is to identify companies that the Advisor believes have market prices that do not reflect their true values and that have above-average total return potential.

The Advisor’s investment discipline is value-oriented and emphasizes fundamental research and long-term decision making. When selecting portfolio companies, the Advisor’s research process starts with a universe of companies that have at least a ten-year history of paying and/or growing dividends. The Advisor then selects a portfolio of companies it believes are undervalued that present an attractive trade-off between risk and return. The Advisor seeks to buy high quality securities at attractive valuations and to identify a catalyst that is expected to produce attractive returns.

2

Under normal circumstances, the Fund invests at least 80% of its assets in securities of companies that pay regular dividends. The Fund may invest its assets in equity securities of foreign issuers, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored.

The Fund may at times overweight certain economic sectors in comparison to its benchmark because the Advisor seeks the best investment opportunities regardless of sector. The Advisor generally purchases securities for the long-term. As a result, the Advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

Princip al Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

•	Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market.

•	Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.

•	Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

•	Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results.

•	Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets.

•	Sector Risk. To the extent that the Fund focuses in one or more industries or sectors, factors negatively affecting those industries or sectors could cause significant losses to the Fund.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Class I shares. The table below shows how the Fund’s average annual total returns compare over time to those of two broad-based securities market indices. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

3

Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were:

Best Quarter:	4th Quarter, 2011, 12.70%
Worst Quarter:	4th Quarter, 2008, (20.78)%

Average Annual Total Returns (for periods ended December 31, 2014)

	One Year	Five Years	Ten Years
Class I
Return Before Taxes	8.11%	11.71%	5.19%
Return After Taxes on Distributions	6.93%	10.54%	4.45%
Return After Taxes on Distributions and Sale of Fund Shares	5.50%	9.37%	4.14%

4

Class C
Return Before Taxes	6.96%	10.61%	4.21%

S&P 500 Index (reflects no deductions for fees, expenses or taxes)	13.69%	15.45%	7.67%

Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	13.45%	15.42%	7.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class I shares only and after-tax returns for Class C shares will vary.

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestmentfunds.com.

Portfolio Management

Investment Advisor – Crawford Investment Counsel, Inc.

Portfolio Manager – John H. Crawford, IV, CFA, Director of Equity Investments, portfolio manager of the Fund since March 2015.

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
Class I - $10,000 for all account types	By Mail: Crawford Dividend Growth Fund

5

Class C - $2,500 for all account types	c/o: Huntington Asset Services, Inc.
P.O. Box 6110
Indianapolis, IN 46206
By Phone: (800) 431-1716

There is no minimum amount for subsequent investments.

You may sell or redeem shares the Fund’s transfer agent or through your financial intermediary. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, IRA or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL

STRATEGIES AND RELATED RISKS

Principal Investment Strategies of the Fund

The Fund invests primarily in common stocks of large capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. The Fund’s Advisor, Crawford Investment Counsel, Inc., utilizes a bottom-up approach to stock selection, focusing on company fundamentals. The Advisor seeks high quality companies with strong balance sheets, predictable earnings and cash flow growth and a history of dividend growth. The Advisor’s goal is to identify companies that the Advisor believes have market prices that do not reflect their true values and that have above-average total return potential.

The Advisor’s investment discipline is value-oriented and emphasizes fundamental research and long-term decision making. When selecting portfolio companies, the Advisor’s research process starts with a universe of companies that have at least a ten-year history of paying and/or growing dividends. The Advisor then selects a portfolio of companies it believes are undervalued and present an attractive trade-off between risk and return. The Advisor seeks to buy high quality securities at attractive valuations and to identify a catalyst that is expected to produce attractive returns.

Under normal circumstances, the Fund invests at least 80% of its assets in securities of companies that pay regular dividends. This investment policy may not be changed without at least 60 days’ prior written notice to shareholders. The Fund may invest its assets in equity securities of foreign issuers, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored.

The Fund will not invest more than 7% of its assets in any one issuer. Certain economic sectors may be overweighted compared to others because the Advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the Standard & Poor’s 500 Index (“S&P”), or two times the weighting of that sector in the S&P, whichever is greater. The sectors in which the Fund may be overweighted will vary at different points in the economic cycle. The Fund is not required to invest in all economic sectors included in the S&P. The Fund will not seek to realize profits by anticipating short-term market movements. The Advisor generally purchases securities for the long-term. As a result, the Advisor believes the Fund will have relatively low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

The Fund may sell a security when the Advisor believes that the company’s fundamentals have deteriorated, if the company decreases its dividends, or if the stock has become overvalued in the opinion of the Advisor. The Fund also may sell a security when the Advisor believes that a better investment opportunity is present.

7

Pending selection of investments, or for cash management purposes, the Fund may invest in money market funds or other investment companies that hold primarily investment grade short-term money market instruments, including U.S. Government and agency securities.

Principal Risks of Investing in the Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

•	Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations.

•	Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values, either because the market fails to recognize what the Advisor considers to be the companies’ true business values or because the Advisor misjudges those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

•	Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

•	Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.

•	Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.

•	Sector Risk. To the extent that the Fund focuses in one or more industries or sectors, factors negatively affecting those industries or sectors could significant losses to the Fund.

Is the Fund right for you?

The Fund may be suitable for:

•	Long-term investors seeking a fund with a value investment strategy

•	Investors who can tolerate the risks associated with common stocks

8

General

The investment objective of the Fund, including the Fund’s policy of investing, under normal circumstances, at least 80% of its assets in securities of companies that pay regular dividends, may be changed without shareholder approval, and the Fund’s 80% investment policy may be changed upon at least 60 days’ prior written notice to shareholders.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. Government securities, money market instruments, securities of money market funds or repurchase agreements. If the Fund invests in shares of a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. To the extent consistent with the Fund’s principal strategies as described above, including its policy to invest, under normal circumstances, at least 80% of its assets in securities of companies that pay regular dividends, the Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ACCOUNT INFORMATION

How to Buy Shares

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the net asset value (“NAV”) per share determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

9

Classes of Shares

The Fund currently offers two share classes: Class I and Class C. Each class of shares of the Fund has its own fee structure, allowing you to choose the class that best meets your situation. The class that may be best for you depends on a number of factors, including the amount and the length of time that you expect to invest. Class I shares will be less expensive than Class C shares for investors who meet the Class I investment minimum. At the discretion of the Advisor, investors may exchange their shares of one class for shares of another class.

Class I. Class I shares require a minimum initial investment of $10,000. There is no minimum for subsequent investments.
Class I shares are available at net asset value, and are not subject to any 12b-1 fees. Class I shares can be purchased directly through the distributor or other financial institutions, which may charge transaction fees with respect to your purchase.

Class C. Class C shares require a minimum initial investment of $2,500. There is no minimum for subsequent investments.
Class C shares are available through registered broker-dealers, banks, advisors and other financial institutions. Class C shares are purchased at net asset value without deducting a sales charge. You do not pay an initial sales charge on purchases of Class C shares and all of your purchase payment is immediately invested in the Fund. The dealer of record typically receives a payment from the Fund’s distributor of 1.00% of the amount you invest in Class C shares. If you redeem your Class C shares within 12 months of purchase, you will be subject to a 1.00% contingent deferred sales charge (“CDSC”), based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. Class C shares are also subject to a 12b-1 fee of 1.00% of the average daily net assets of the Fund’s Class C shares.

The Fund reserves the right to change the above eligibility criteria for any share class. The Advisor may waive the minimums for any class of shares at its discretion, including for existing clients of the Advisor. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment; however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than the 1.00% CDSC on Class C shares redeemed within one-year of purchase). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form;

10

•	a personal check with name pre-printed (subject to the minimum amount) made payable to the Fund; and

•	an indication of which share class is to be purchased

Mail the application and check to:

U.S. Mail:	CrawfordDividend Growth Fund c/o Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, Indiana 46206-6110

Overnight:	Crawford Dividend Growth Fund c/o Huntington Asset Services, Inc. 2960 North Meridian Street, Suite 300 Indianapolis, Indiana 46208

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (800) 431-1716 to obtain instruction on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services, Inc., at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and its transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

By Depositing Securities - Shares of the Fund may be purchased in exchange for an investor’s securities if the securities are acceptable to the Fund and satisfy applicable investment objectives and policies. Investors interested in exchanging securities must contact Crawford Investment Counsel, Inc., the Fund’s Advisor, to acquire instructions regarding submission of a written description of the securities which the investor wishes to exchange. The Advisor requires that investors represent that all securities offered to the Fund are not subject to any sale restrictions. Within five business days after receipt of the written description, the Advisor will advise the investor whether the securities to be exchanged are acceptable. There is no charge for this review by the Advisor. Upon the Advisor’s acceptance of such exchange orders, the investor must deliver the securities in fully negotiable form within five days.

Securities accepted by the Fund must have a readily ascertainable value as determined by the Fund’s custodian. Securities are valued in the manner described for valuing Fund assets in the section titled “Determination of Net Asset Value.” Acceptance of such orders may occur on any day during the five-day period afforded Crawford Investment Counsel to review the acceptability of the securities. The Advisor will provide delivery instructions at the time of acceptance. A gain or loss for federal income tax purposes may be realized by the investor upon

11

the exchange of securities, depending upon the adjusted tax basis and value of the securities tendered. The Fund will accept securities in this manner only for purposes of investment, and not for resale.

Additional Investments

You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

-your name

-the name on your account(s)

-your account number(s)

-a check made payable to “Crawford Dividend Growth Fund”

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To wire money, you must call Shareholder Services at (800) 431-1716 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

12

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund’s transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund’s transfer agent about the IRA custodial fees.

Distribution Plan

The Fund has adopted a distribution plan for its Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Fund’s plan, the Fund pays the Fund’s distributor, the Advisor and/or other financial institutions, a fee of 1.00% of the average daily net assets of Class C shares (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing Class C shareholders). Because these fees are an ongoing expense, over time they reduce the net investment results of the Fund. Class I shares, for shareholders who meet the investment minimum, will be less expensive than Class C shares because they do not charge a 12b-1 fee.

Dealer Compensation

Qualifying dealers who sell Class C shares will typically receive a payment from the Fund’s distributor of 1.00% of the amount you invest in Class C shares. In addition, the Fund typically pays an annual 12b-1 fee of up to 1.00% of Class C shares to dealers of record beginning the 13th month after purchase.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired).

13

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How to Redeem Shares

You may receive redemption payments by check, ACH or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. As further described below, the Fund assesses a 1.00% CDSC against investment proceeds of Class C shares redeemed within one year of investment.

A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Crawford Dividend Growth Fund
c/o Huntington Asset Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

Overnight:	Crawford Dividend Growth Fund
c/o Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46208

14

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Fund may also require a signature guarantee for redemptions of $50,000 or more. Signature guarantees are for the protection of shareholders. All redemptions requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (800) 431-1716 if you have questions. At the discretion of the Fund or the transfer agent, you may be required to furnish additional legal documents prior to a redemption to ensure proper authorization.

By Telephone - You may redeem any part of your account (up to $50,000) in the Fund by calling Shareholder Services at (800) 431-1716. You must first complete the Optional Telephone Redemption and Exchange section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or the transfer agent may terminate telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions. If you are unable to reach the Fund by telephone, you may request a redemption by mail.

Contingent Deferred Sales Charge on Class C Shares

Class C Shares are subject to a CDSC of 1.00% if redeemed within twelve months of purchase. The holding period is calculated on a monthly basis and begins on the first day of the month in which the shares were bought. The CDSC is assessed on an amount equal to the then current market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed, whichever is lower. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase

15

price. In addition, no CDSC is assessed on Class C Shares derived from reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares subject to the CDSC. You should retain any records necessary to substantiate the historical cost of your shares, as the Fund and your financial intermediary may not retain this information.

The Fund may waive the imposition of a CDSC on redemption of Class C Shares under certain circumstances and conditions, including, without limitation, the following:

(i) redemptions following the death or permanent disability (as defined by the Internal Revenue Code) of a shareholder; and

(ii) required minimum distributions from a tax-deferred retirement plan or an IRA as required under the Internal Revenue Code.

Shareholders who think they may be eligible for a CDSC waiver should contact the Fund’s transfer agent or their financial intermediary prior to the redemption request to ensure receipt of the waiver.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (800) 431-1716. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

For non-retirement accounts, redemption proceeds, including dividends and other distributions, sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s net asset value. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, the Fund will provide notice to shareholders, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary liquidation will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

16

Fund Policy on Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Fund’s administrator performs automated monitoring of short-term trading activity, if any, in the Fund’s shares. Any instance of suspected short-term trading is investigated by the Administrator’s compliance department. If such trades were deemed to be a violation of the Fund’s short-term trading policy, then the Fund’s Advisor would be notified and action taken, such as suspending future purchases by the short-term trader. The Administrator provides a quarterly certification to the Board of Trustees, confirming that it has monitored Fund shareholders’ trades for potential short-term trading activity and, if such activity were to be discovered, the Administrator would be required to report such short-term trading to the Board of Trustees.

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a financial intermediary. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. Consequently, the Fund may not have knowledge of the identity of investors and their transactions. Under a federal rule, the Fund is required to have an agreement with many of its financial intermediaries obligating the Intermediaries to provide, upon the Fund’s request, information regarding the financial intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place. Certain financial intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interests of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

17

Determination of Net Asset Value

The price you pay for your shares is based on the NAV for each class. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on weekends, most Federal holidays and Good Friday). For each class, the NAV is calculated by dividing the value of the total assets of the class (including interest and dividends accrued but not yet received) minus liabilities of the class (including accrued expenses) by the total number of shares of the class outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

Securities held by the Fund generally are valued at market value. Short-term securities with maturities of 60 days or less are valued based on amortized cost. If a market quotation is not readily available or is deemed unreliable, the security will be valued at a fair value determined in good faith by the Advisor in accordance with policies and procedures adopted by the Board of Trustees. Fair valuation also is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable, based on factors such as: evidence of a thin market in the security based on a small number of quotations; a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value; or the Advisor is aware of other information that calls into question the reliability of market quotations. When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security. The Fund may invest in portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares and, as a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Dividends, Distributions and Taxes

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends substantially all of its net investment income quarterly and any realized net capital gains annually. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request.

Taxes. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described below. Please see the table below for additional information.

18

The Fund will typically distribute net realized capital gains (the excess of net long-term capital gain over net short-term capital loss), if any, to its shareholders once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividends and capital gain distributions are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the tax liabilities described in the table below for taxable accounts.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects current law.

Type of Transaction	Tax Status
Qualified dividend income	Generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $413,200 (individual filers) or $464,850 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

19

Net short-term capital gain distributions	Ordinary income rates.

Net long-term capital gain distributions	Generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $413,200 (individual filers) or $464,850 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Sales of shares (including redemptions) owned more than one year

Gains taxed at generally maximum 15%

rate on non-corporate taxpayers whose income is equal to or less than $413,200 (individual filers) or $464,850 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules.

An additional 3.8% Medicare tax generally will be imposed on certain net investment income of non-corporate taxpayers, including dividends and capital gain distributions received from the Fund and gains from the sale of shares, including redemptions.

As described generally above, designated dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% or 20% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 28% (or any applicable higher rate) of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

20

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

Cost Basis Reporting. Federal law requires mutual fund companies to report their shareholders’ cost basis, gain/loss, and holding period to the IRS on Fund shareholders’ Form 1099s when “covered” securities are sold. Covered securities include any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen High Cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases (including reinvested dividends and declared or reinvested capital gain distributions) on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your IRS Form 1099-B if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Treasury Department regulations or consult your tax advisor with regard to your personal circumstances.

General Disclaimer. For those securities defined as “covered” under current IRS cost basis reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot identification information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

Advisor. Crawford Investment Counsel, Inc., 600 Galleria Parkway, NW, Suite 1650, Atlanta, GA 30339, serves as investment Advisor to the Fund. The Advisor has been providing portfolio management services since 1980 when it was founded by John H. Crawford, III. The Advisor provides investment advice to mutual funds and separately managed equity, fixed income and balanced portfolios of high net worth individuals, pension plans, trusts, and other institutional investors. As of December 31, 2014, the Advisor managed approximately $4.6 billion in assets. The Advisor is 100% employee-owned.

For its advisory services, the Advisor is entitled to receive a fee at the annual rate of 0.50% of the average daily net assets of the Fund.

21

During the fiscal year ended December 31, 2014, the Fund paid the Advisor a management fee equal to 0.61% of the Fund’s average daily net assets, which included 0.12% of recaptured expenses that were previously waived or reimbursed by the Advisor pursuant to the Fund’s expense limitation agreement with the Advisor.

A discussion regarding the factors considered by the Board of Trustees in approving the Fund’s management agreement is included in the Fund’s annual report to shareholders dated December 31, 2014.

Portfolio Manager. The investment decisions for the Fund are made by John H. Crawford, IV, CFA.

Mr. John H. Crawford oversees the Advisor’s proprietary equity strategies and leads its equity research process. In addition to leading investment committee meetings and to supervising the team of dedicated equity analysts, he conducts stock specific research, and serves as the portfolio manager for the two other mutual funds. He joined the Advisor in 1990. Mr. Crawford began his career in the investment industry at Merrill Lynch Capital Markets in 1988. He received his BBA degree from the University of Georgia and his Master of Finance from Georgia State University.

The Fund’s Statement of Additional Information provides the following additional information about the Fund’s portfolio manager: (i) compensation structure, (ii) a description of other accounts managed by the portfolio manager, and (iii) the portfolio manager’s ownership of shares of the Fund.

22

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you better understand the Fund’s financial performance for the periods shown. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal years ended December 31, 2014, 2013, and 2012 has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request. The information for prior periods was audited by the Fund’s previous auditors.

Crawford Dividend Growth Fund – Class I

Financial Highlights

(For a share outstanding during the period)

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Selected Per Share Data
Net asset value, beginning of year	$12.29	$10.59	$10.45	$10.66	$9.57

Income from investment operations:
Net investment income	0.23	0.19	0.23	0.18 (a)	0.20	(a)
Net realized and unrealized gain (loss)	0.74	2.65	0.94	(0.22)	1.14

Total from investment operations	0.97	2.84	1.17	(0.04)	1.34

Less distributions to shareholders:
From net investment income	(0.22)	(0.21)	(0.22)	(0.17)	(0.25)
From net realized gain	(0.36)	(0.93)	(0.81)	—	—

Total distributions	(0.58)	(1.14)	(1.03)	(0.17)	(0.25)

Net asset value, end of year	$12.68	$12.29	$10.59	$10.45	$10.66

Total Return (b)	8.11%	27.26%	11.25%	-0.31%	14.01%
Ratios and Supplemental Data
Net assets, end of period (000)	$96,860	$84,418	$61,509	$81,722	$51,636
Ratio of expenses to average net assets	0.96%	0.98%	0.98%	0.98%	0.99	%(c)
Ratio of expenses to average net assets before waiver recoupment	0.84%	0.89%	0.91%	1.07%	1.48%
Ratio of net investment income to average net assets	1.82%	1.65%	1.95%	1.75%	2.03%
Portfolio turnover rate	25%	34%	42%	31%	54%

(a)	Per share amounts calculated using average shares methods.
(b)	Total return in the above table represents the rate that the investors would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Effective July 15, 2010, Crawford Investment Counsel, Inc., advisor to the Fund, contractually agreed to lower the Fund’s expense cap to 0.98% through April 30, 2015.

23

Crawford Dividend Growth Fund – Class C

Financial Highlights

(For a share outstanding during the period)

	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Selected Per Share Data
Net asset value, beginning of year	$12.23	$10.54	$10.41	$10.61	$9.55

Income from investment operations:
Net investment income	0.10	0.08	0.11	0.08	0.10
Net realized and unrealized gain (loss)	0.73	2.63	0.94	(0.21)	1.13

Total from investment operations	0.83	2.71	1.05	(0.13)	1.23

Less distributions to shareholders:
From net investment income	(0.10)	(0.09)	(0.11)	(0.07)	(0.17)
From net realized gain	(0.36)	(0.93)	(0.81)	—	—

Total distributions	(0.46)	(1.02)	(0.92)	(0.07)	(0.17)

Net asset value, end of year	$12.60	$12.23	$10.54	$10.41	$10.61

Total Return (a)	6.96%	26.05%	10.09%	-1.20%	12.91%
Ratios and Supplemental Data
Net assets, end of period (000)	$8,578	$8,939	$7,054	$6,093	$5,267
Ratio of expenses to average net assets	1.96%	1.98%	1.98%	1.98%	1.99	%(b)
Ratio of expenses to average net assets before waiver recoupment	1.84%	1.89%	1.91%	2.10%	2.48%
Ratio of net investment income to average net assets	0.81%	0.64%	0.99%	0.74%	0.97%
Portfolio turnover rate	25%	34%	42%	31%	54%

(a)	Total return in the above table represents the rate that a shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns stated do not include effect of the CDSC fee.
(b)	Effective July 15, 2010. Crawford Investment Counsel Inc., advisor to the Fund, contractually agreed to lower the Fund’s expense cap to 0.98%, excluding 12b-1 fees of 1.00%, through April 30, 2015.

24

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountants and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

25

FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While the Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual Report also includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance its last fiscal year.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

You can get free copies of the current SAI and the Fund’s Annual and Semi-Annual Reports by contacting Shareholder Services at (800) 431-1716. You may also request other information about the Fund and make shareholder inquiries. Alternatively, the Funds’ SAI and Annual and Semi-Annual Reports to Shareholders also will be made available, free of charge, at the Fund’s web site at www.crawfordinvestmentfunds.com.

You may review and copy information about the Fund (including the SAI and other reports) at the SEC Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act #811-21237

CRAWFORD DIVIDEND GROWTH FUND

Class C Shares (CDGCX)

Class I Shares (CDGIX)

A Series of the Unified Series Trust

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2015

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of Crawford Dividend Growth Fund (the “Fund”) dated April 28, 2015. This SAI incorporates by reference the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2014. A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at Huntington Asset Services, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, or by calling Shareholder Services at (800) 431-1716.

DESCRIPTION OF THE TRUST AND FUND

Crawford Dividend Growth Fund is a diversified series of Unified Series Trust (the “Trust”), organized on December 7, 2003. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. Class I shares commenced operations on January 5, 2004 and Class C shares of the Fund commenced operations on January 27, 2004. The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the “Advisor”).

The Fund currently offers two classes of shares, Class C and Class I. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. The Fund will provide notice to the shareholders if the Board determines, in its sole judgment, to liquidate the Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary liquidation will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

1

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund’s annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Fund may make, some of the techniques it may use, and certain risks that may affect the Fund.

A. Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund will invest principally in a portfolio of equity securities of companies that the Advisor believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. The Fund will invest in equity securities that the Advisor believes have above-average total return potential. The criterion used to identify such stocks include a history of consistent increasing dividend payouts, predictable and consistent earnings growth and strong balance sheet presence.

B. Foreign Securities. The Fund may invest in foreign securities, either directly or through depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “Depositary Receipts”). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

2

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary Receipts reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that the Fund acquires Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipt to issue and service such Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

Other foreign securities may be denominated in U.S. dollars and trade on domestic stock exchanges. Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

C. Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest in convertible securities rated B or higher by Standard & Poor’s Corporation (“S&P”) or by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody’s or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower-rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market’s perception of their credit quality and the outlook for economic growth.

In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were adopted that required savings and loan associations gradually to reduce their

3

holdings of high-yield securities. An effect of this legislation may be to significantly depress the prices of outstanding lower-rated securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower-rated securities may be affected by the market’s perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

If the rating of a security by S&P or Moody’s drops below B the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

D. Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody’s although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody’s or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody’s are likely to be in arrears on dividend payments. Moody’s rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

E. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government (“U.S. Government Obligations”) (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other

4

default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

F. Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the Advisor. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid, high quality, debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

G. Mortgage-Backed and Asset-Backed Securities. The Fund may invest in mortgage-backed securities, including collateralized mortgage obligations, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. In addition, the Fund may buy asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. These securities are generally issued by trusts and special purpose corporations. Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate because of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities can be expected to accelerate, and thus impair the Fund’s ability to reinvest the returns of principal at comparable yields. Accordingly, the market value of these securities will vary with changes in market interest rates generally and in yield differentials among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities. Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

H. Derivatives Transactions. The Fund may utilize various investment strategies as described below for a variety of purposes, such as hedging various market risks or enhancing potential gain.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity indices and other instruments, and purchase and sell futures contracts and options thereon (collectively, “Strategic Transactions”). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market

5

value of securities held in or to be purchased for the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund’s assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options and futures to limit leveraging of the Fund.

Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor’s view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. In addition, futures and options markets may not be liquid in all circumstances. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

1. Options on Securities Indices. The Fund may purchase and sell call and put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount.

6

The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

2. Options on Foreign Currencies. The Fund may buy and write (sell) put and call options on foreign currencies traded on U.S. exchanges or in the over-the-counter markets. Like other kinds of options, the writing of an option on foreign currency will be only a partial hedge, up to the amount of the premium received, and the Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

3. General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of the Fund’s assets in special accounts, as described below under “Use of Segregated and Other Special Accounts.”

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price. For instance, the Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial future, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. The Fund is authorized to purchase and sell exchange-listed options. However, the Fund may not purchase or sell over-the-counter options, which are considered illiquid by the SEC staff. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient

7

trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase its income. The sale of put options can also provide income.

The Fund may purchase and sell call options on equity securities (including convertible securities that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts. All calls sold by the Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on equity securities (including convertible securities) and on securities indices. The Fund will not sell put options if, as a result, more than 50% of the Fund’s total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

4. General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund’s use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including

8

duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 15% of the Fund’s total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 15% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

5. Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require it to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require it to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

OCC-issued and exchange-listed index options will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC-guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC-issued and exchange-listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option.

9

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets, if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

I. When-Issued and Delayed Delivery Transactions. The Fund may buy debt securities on a “when-issued” or “delayed delivery” basis. These transactions are arrangements under which the Fund buys securities with payment and delivery scheduled for a future time. Purchases of debt securities on a when-issued or delayed delivery basis are subject to market fluctuation and to the risk that the value or yields at delivery may be more or less than the purchase price or the yields available when the transaction was entered into. Although the Fund will generally buy debt securities on a when-issued basis with the intention of acquiring such securities, it may sell them before the settlement date if it deems the sale to be advisable. The Fund will not enter into these transactions for investment leverage. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of its purchase commitments until payment is made.

In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The other party’s failure may cause the Fund to miss a price or yield considered advantageous. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. The Fund is not subject to any percentage limit on the amount of its assets that may be invested in when-issued debt securities.

J. Corporate Debt Securities. The Fund may invest in corporate debt securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Investments in corporate debt securities involve both credit and interest rate risk. The value of fixed income securities will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt securities generally offer less current yield than securities of lower quality, but lower quality securities generally have less liquidity, greater credit and market risk and, as a result, more price volatility. Longer-term bonds are, however, generally more volatile than bonds with shorter maturities.

10

K. Lower Quality Debt Securities. The Fund may invest up to 10% of its assets in lower-rated securities or comparable unrated securities. These securities (commonly called “junk bonds”) often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer’s creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market’s perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets. If the Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Advisor’s research and credit analysis are an integral part of managing any securities of this type held by the Fund. In considering investments for the Fund, the Advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

L. Zero Coupon Securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest before maturity or a specified date when the securities begin paying current interest (the cash payment date) and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality.

M. Trade Claims. The Fund may buy trade claims from creditors of companies in financial difficulty who seek to reduce the number of debt obligations they are owed. Such trade creditors generally sell their claims in an attempt to improve their balance sheets and reduce uncertainty regarding payments. For buyers, trade claims offer the potential for profits since they are often purchased at a significantly discounted value and, consequently, have the potential for higher income and capital appreciation should the debt issuer’s financial position improve. Trade claims are generally liquid, as there is a secondary market, but the Board of Trustees will monitor their liquidity. An investment in

11

trade claims is speculative and there can be no guarantee that the debt issuer will ever be able to satisfy the obligation. Further, trading in trade claims is not regulated by federal securities laws but primarily by bankruptcy and commercial laws. Because trade claims are unsecured obligations, holders may have a lower priority than secured or preferred creditors. At the present time, however, the Fund intends to limit these investments to no more than 5% of its net assets.

N. Structured Notes. The Fund may invest up to 5% of its total assets in structured notes. Structured notes entitle their holders to receive some portion of the principal or interest payments that would be due on traditional debt obligations. A zero coupon bond, which is the right to receive only the principal portion of a debt security, is a simple form of structured note. Investments in structured notes involve risks including income risk, credit and market risk. A structured note’s performance or value may be linked to a change in return, interest rate, or value at maturity of the change in an identified or “linked” equity security, currency, interest rate, index or other financial indicator.

When investing in structured products, it is impossible to predict whether the underlying index or prices of the underlying securities will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect particular issuers of securities and capital markets generally. The Fund’s right to receive principal or interest payments on a structured note may also vary in timing or amount, depending on changes in the reference factors. For example, where the Fund’s structured notes are linked to factors such as interest rates or a particular index, changes in interest rates and movement of the index may cause significant price fluctuations. In addition, changes in a reference instrument or security may cause the interest rate on a structured note to be reduced to zero, at which point further adverse changes may lead to a reduction in the principal amount payable on maturity. At final maturity, structured notes may be redeemed in cash or in kind, which is at the discretion of the issuer. If the notes are redeemed in kind, the Fund would receive shares of stock at a depressed price. To the extent that a structured note is not principal-protected through an insurance feature, the note’s principal will not be protected. Reverse convertible notes are not principal-protected. In the case of a decrease in the value of the underlying asset, the Fund would receive shares at a value less than the original amount invested; while an increase in the value of an underlying asset will not increase the return on the note. If the Fund sells the structured notes prior to maturity, it may suffer a loss of principal. Structured notes may also be less liquid than other types of securities, and may be more volatile than the reference instrument or security underlying the note. Consistent with the Fund’s policy on illiquid investments, the Fund will only invest in structured products to the extent the Advisor determines that such products are liquid.

O. Investment Company Securities. Equity securities in which the Fund may invest include shares of other investment companies, including money market funds, open-end and closed-end funds, and exchange-traded funds (“ETFs”) whose portfolios primarily consist of equity securities. The Fund may invest in inverse ETFs, including leveraged ETFs. Inverse ETFs seek to provide investment results that match a certain percentage of the inverse of the results of a specific index on a daily or monthly basis. The Fund also may invest in ETFs whose portfolios primarily consist of commodities.

When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds.

12

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs is usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.

To the extent that the Fund invests in ETFs that invest in commodities, it will be subject to additional risks. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. The values of ETFs that invest in commodities are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity ETFs may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

13

INVESTMENT LIMITATIONS

A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

14

7. Concentration. The Fund will not invest 25% or more of its total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4. Short Sales. The Fund will not effect short sales of securities except as described in the Prospectus or this SAI.

5. Options. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus or this SAI.

6. Illiquid Securities. The Fund will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

15

8. Name Rule. The Fund normally will invest at least 80% of its assets in securities of issuers that pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to the Fund’s shareholders.

INVESTMENT ADVISOR

The Fund’s Advisor is Crawford Investment Counsel, Inc., 600 Galleria Parkway, NW, Suite 1650, Atlanta, GA 30339. The investment decisions for the Fund are made by the Fund’s Portfolio Manager, John H. Crawford, IV. The Advisor is 100% employee-owned.

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to oversight by the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund.

The following table sets forth the advisory fees paid by the Fund to the Advisor during the periods shown:

Fiscal Year Ended	Advisory Fees Earned	Expenses Reimbursed/Fees Recouped by Advisor	Net Advisory Fees
December 31, 2014	$525,201	$120,749	$645,950
December 31, 2013	$455,037	$77,951	$532,988
December 31, 2012	$487,813	$66,388	$554,201

The Advisor retains the right to use the name “Crawford” in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust’s right to use the name “Crawford” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days’ written notice.

16

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, the Advisor believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Manager

John H. Crawford, IV, CFA is solely responsible for managing the Fund (the “Portfolio Manager”). In addition to acting as Portfolio Manager to the Fund, the Portfolio Manager also serves on the Advisor’s investment committee and, as such, is jointly responsible for making investment decisions for the Advisor’s separate accounts. As a member of the Advisor’s investment committee, which consists of several other members, the Portfolio Manager was responsible for management of the following types of accounts as of December 31, 2014, in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$85,201,687	0	$0
Pooled Investment Vehicles	2	$13,266,452	0	$0
Other Accounts	789	$2,072,787,515	2	$85,315,178

17

The Portfolio Manager is compensated for his services by the Advisor. For the fiscal year ended December 31, 2014, the Portfolio Manager, as an owner of the Advisor, received a fixed salary and a percentage of the firm’s net profits based on his percentage ownership of the Advisor. This compensation was not based on the performance of the Fund, though was partly based on the performance of certain client separate accounts that are subject to a performance fee. As with all other employees of the Advisor, the Portfolio Manager also participated in the Advisor’s profit sharing and other benefit plans.

Conflicts may arise as a result of the Portfolio Manager’s dual role as portfolio manager to the Fund and to other clients of the Advisor, with respect to his allocation of time among such clients. However, because of the similarities in the investment strategies of the various accounts, many of his duties overlap. Moreover, as a result of combining responsibilities such as research and asset selection, the Portfolio Manager believes that he is able to provide both the Fund and the other clients with more thorough research and higher quality asset selection. However, from time to time, potential conflicts of interest may arise because the Portfolio Manager may be required to pursue different investment strategies on behalf of the Fund and other clients of the Advisor. For example, the Portfolio Manager may be required to consider an individual client’s existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund’s portfolio are similar, but not identical, to those employed in building the Advisor’s separate account client portfolios. The Advisor monitors the Portfolio Manager’s work load and, in the event of an overload, will take any necessary steps to allocate certain responsibilities to other employees of the Advisor.

To the extent the Fund and another of the Advisor’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made by random client selection.

As of December 31, 2014, the Portfolio Manager’s ownership of the Fund was as follows:

Portfolio Manager	Dollar Range of Fund Shares (Class I Shares)
John H. Crawford, IV	over $1,000,000

18

TRUSTEES AND OFFICERS

GENERAL QUALIFICATIONS. The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age – 67) Chairman of the Audit and Pricing Committees Independent Trustee, December 2002 to present	President and founder of Hippenstiel Investment Counsel LLC, a registered investment advisor, since November 2008; Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A., a full service trust company, from September 1991 to September 2008; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation from June 2005 to September 2011; Chairman of investment committee for the Diana Davis Spencer Foundation since October 2011 to May 2014; Chairman and Founder, Constitution Education Foundation since February 2011.

Stephen A. Little (Age - 68) Chairman, December 2004 to present; Independent Trustee, December 2002 to present	President and founder of The Rose, Inc., a registered investment advisor, since April 1993.

Daniel J. Condon (Age - 64) Independent Trustee, December 2002 to present	Chief Executive Officer of Standard Steel, LLC, a manufacturer of forged steel wheels and axles, since August 2011; Director and Vice President of Standard Steel Holdings Co., a holding company which owns Standard Steel, LLC, since January 2015; Director of Steel Wheels Acquisition Corp. and Standard Steel, Inc., both holding companies which, through subsidiaries, produced steel wheels and axles, from August 2011 to December 2014; President and CEO of International Crankshaft Inc., an automotive supply manufacturing company, from 2004 to August 2011; Director of International Crankshaft, Inc. since 2004; Chairman of SMI Crankshaft LLC, an automotive and truck supplier, from July 2010 to August 2011.

Ronald C. Tritschler (Age - 62) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006	Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial, a full-service bank, since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989. Past Chairman, Bluegrass Tomorrow, nonprofit organization, and Chairman of The Lexington Convention and Visitors’ Bureau.

19

Kenneth G.Y. Grant (Age – 66) Independent Trustee, May 2008 to present	Executive Vice President and Chief Officer , Corporate Development for Global Trust Company, a nondepository trust company, since 2008, Advisors Charitable Gift Fund since May 2005, Northeast Retirement Services, Inc., a provider of retirement and charitable services products, since February 2003 and Savings Banks Employees Retirement Association, a provider of qualified retirement benefit plans, since February 2003; Director, Lift Up Africa since 2008; Chair Investment Committee since January 2011 and past Chair, Board of Directors of Massachusetts Council of Churches; Member, Presbytery of Boston, Presbyterian Church (U.S.A.) since June 1975.

*	The address for each trustee is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust currently consists of 13 series.

The following table provides information regarding the interested Trustee and the Officers of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 59)*** Trustee, November 2007 to present	Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

John C. Swhear (Age - 53) President, August 2013 to present	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007, Director since May 2014; Chief Compliance Officer and Vice President of Valued Advisers Trust since August 2008; Interim President of Unified Series Trust from March 2012 to August 2013; Senior Vice President of Unified Series Trust from May 2007 to August 2013; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007, Director since May 2014; Chief Compliance Officer and AML Officer of Capitol Series Trust since September 2013; Secretary of Huntington Funds from April 2010 to February 2012; President and Chief Executive Officer of Dreman Contrarian Funds, March 2010 to March 2011; Vice President and Acting Chief Executive Officer of Dreman Contrarian Funds, 2007 to March 2010.

Zachary P. Richmond (Age - 34) Treasurer and Chief Financial Officer, November 2014 to present	Manager, Fund Administration for Huntington Asset Services, Inc., the Trust’s administrator, since January 2011; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Interim Treasurer and Chief Financial Officer of Unified Series Trust from August 2014 to November 2014; Assistant Treasurer of Unified Series Trust from May 2011 to August 2014; Supervisor, Fund Administration for Citi Fund Services Ohio, Inc. from October 2007 to December 2010.

Lynn E. Wood (Age - 68) Chief Compliance Officer, October 2004 to present	Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October 2004.

Latavia M. Evans (Age - 28) Secretary, February 2015 to present	Paralegal, Risk and Compliance, Huntington Asset Services, Inc., the Trust’s administrator, since May 2014; Paralegal at private law firm from May 2012 to May 2014; Paralegal at Fayette County Attorney’s Office from February 2011 to May 2012; Paralegal Intern at Kentucky Department of Public Advocacy from September 2010 to December 2010; Student from September 2009 to December 2010.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 13 series.
***	Ms. Kelly is deemed an interested trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., one of the Trust’s distributors. The Board has reviewed and approved this arrangement.

20

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Stephen A. Little – Mr. Little has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Board. He previously served as trustee to three other registered investment companies. In 1993, he founded an investment advisory firm that provides discretionary investment advice and advice on socially responsible investing. Mr. Little previously held NASD Series 6, 7, and 22 licenses. Mr. Little received a B.A. from Wabash College and a M. Div. from Christian Theological Seminary. Prior to completing his education, Mr. Little served in the U.S. Marine Corps. Mr. Little was selected to serve as Trustee of the Trust based primarily on his experience in the investment management industry.

Gary E. Hippenstiel – Mr. Hippenstiel has served as a mutual fund trustee since 1995. He has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Audit and Pricing Committees of the Board of Trustees. He previously served as a trustee to three other registered investment companies and a variable insurance trust. In 2008, Mr. Hippenstiel founded an investment consulting firm and he also previously served as Chairman of the investment committee for two family foundations. He served as Chief Investment Officer of Legacy Trust Company from 1991-2008, where he was responsible for establishing investment strategies and selecting and monitoring independent managers of trust accounts. Mr. Hippenstiel received a B.S. in Business Administration and an M.B.A. in Finance from the University of California, Berkeley. Mr. Hippenstiel was selected as Trustee based primarily on his experience in the investment management industry.

Daniel J. Condon – Mr. Condon has been an Independent Trustee of the Trust since its inception in 2002. He has also served as trustee of three other registered investment companies. From 1990 to 2002, he served as Vice President and General Manager of an international automotive equipment manufacturing company. Since 2002, he has served as CEO of various multi-national companies. Mr. Condon received a B.S. in Mechanical Engineering from Illinois Institute of Technology and an M.B.A. from Eastern Illinois University. He also received his registered Professional Engineer license. Mr. Condon was selected as Trustee based on his over 22 years of international business experience.

Ronald C. Tritschler – Mr. Tritschler has been a Trustee of the Trust since its inception in 2002. He also has served as trustee of three other registered investment companies. Since 1989, he has been a director, vice president and general counsel of a company that operates convenience stores. Since 2001, Mr. Tritschler has been CEO, director and general counsel of a national real estate company. He also is a director of a bank holding company. Mr. Tritschler received a B.A. in Business Administration from Baldwin-Wallace College and his J.D. and M.B.A. from the University of Toledo. Mr. Tritschler was selected to serve as a Trustee based primarily on his substantial business and legal experience.

21

Kenneth G.Y. Grant – Mr. Grant has been an Independent Trustee of the Trust since 2008. He is a founder of a trust company that offers collective investment trust products to qualified plans. Mr. Grant has over 27 years of executive leadership experience, including experience in management, business development for financial services firms, strategic planning, and investing. Mr. Grant also has experience developing trust and plan accounting services for institutional investors. He currently serves as a senior executive of a retirement plan services provider, as senior vice president of a retirement association and as Treasurer of a council of churches. Mr. Grant received his B.A. in Psychology from Syracuse University, his Th.M. in Theology and Ethics from Boston University, and his M.B.A. from Clark University. Mr. Grant was selected to serve as a Trustee based primarily on his substantial experience in the retirement plan and financial services industry.

Nancy V. Kelly – Ms. Kelly has been a Trustee of the Trust since 2007. She currently serves as a risk management executive for Huntington’s Corporate Risk business segment. Prior to that, she served as the Segment Risk Officer for the Private Client Group business segment, and before that as the Regulatory Reform Director. Prior to that, she served as Chief Administrative Officer of Huntington’s Wealth Advisors, Government Finance, and Home Lending business segment from November 2010 to March 2012, and Executive Vice President of Huntington from December 2001 to November 2010. She is active as a community leader and she serves on the Board of several local organizations, including a youth social services agency. Ms. Kelly was selected to serve as a Trustee based primarily on her experience in managing securities-related businesses operated by banks and her senior position within Huntington Bank, which is an affiliate of the Trust’s administrator and distributor and also serves as custodian of certain series of the Trust. Ms. Kelly received a B.S. from Hood College in 1977, and an M.B.A. in 1981 from Xavier University.

Independent Trustees Messrs. Hippenstiel, Tritschler, Condon, and Little each have previous experience serving as trustees to other multi-series trusts, which means that they are familiar with issues relating to overseeing multiple advisers and multiple funds. Messrs. Hippenstiel, Little, and Grant have experience conducting due diligence on and evaluating investment advisers – Mr. Hippenstiel as the Chief Investment Officer of Legacy Trust, Mr. Little as the President of a registered investment adviser, and Mr. Grant as an officer of a bank which operated a collective investment trust. This means that they are qualified to review annually each adviser’s qualifications, including the qualification of Crawford Investment Counsel, Inc. to serve as adviser to the Fund. Ms. Kelly’s experience as an officer of the Trust’s custodial bank and former supervisor of the Trust’s administrator provides the Independent Trustees with insight into the operations of the service providers and their day-to-day administration of the Fund.

22

RISK MANAGEMENT. As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee, Pricing Committee, and the Advisory Contract Renewal Committee as described below:

•	The Audit Committee consists of Independent Trustees Messrs. Hippenstiel, Condon, Tritschler and Grant. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2014.

•	The Pricing Committee is responsible for reviewing and approving fair valuation determinations. The Pricing Committee meets at least quarterly to consider fair valuation determinations and to review information regarding the valuations and liquidity of certain securities held by series of the Trust. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. In addition to meetings to approve fair valuations, the Pricing Committee met four times during the year ended December 31, 2014.

•	The Advisory Contract Renewal Committee is responsible for conducting due diligence on the initial approval and subsequent renewals of investment advisory contracts between the Trust and the advisers and sub-advisers to each series of the Trust, and making a recommendation to the full Board of Trustees regarding approvals and renewals of these contracts. The Committee reviews materials of the type required by Section 15(c) of the Investment Company Act of 1940, which are provided by the investment advisers and sub-advisers and the Trust’s Administrator. The Committee also conducts interviews of advisers and sub-advisers to the Trust. The Advisory Contract Renewal Committee is comprised of all of the Trustees, although at least two Independent Trustees are required to establish a quorum. This Committee held five meetings during the year ended December 31, 2014.

Each Committee meets at least quarterly, and reviews reports provided by administrative service providers, legal counsel and independent accountants. The Committees report directly to the Board of Trustees.

The Independent Trustees have engaged their own independent legal counsel to provide advice on regulatory, compliance and other topics. In addition, the Board has engaged on behalf of the Trust a full-time Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks. He reports to the Board at least quarterly any material compliance items that have arisen, and annually he provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers. As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Trust’s series and their advisers and sub-advisers. Periodically the CCO provides reports to the Board that:

•	Assess the quality of the information the CCO receives from internal and external sources;

•	Assess how Trust personnel monitor and evaluate risks;

•	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;

•	Consider feedback from and provide feedback regarding critical risk issues to Trust and administrative and advisory personnel responsible for implementing risk management programs; and

•	Consider economic, industry, and regulatory developments, and recommend changes to the Trust’s compliance programs as necessary to meet new regulations or industry developments.

23

The Trustees meet in-person on a quarterly basis, typically for two days of meetings. Trustees also participate in special meetings and conference calls as needed. In addition to Board meetings, Trustees also participate in teleconferences each quarter to review and discuss 15(c) materials, and to interview advisers and sub-advisers whose contracts are up for renewal. Legal counsel to the Trust provides quarterly reports to the Board regarding regulatory developments. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to the series of the Trust:

(1)	Fund Performance/Morningstar Report/Portfolio Manager’s Commentary

(2)	Code of Ethics review

(3)	NAV Errors, if any

(4)	Distributor Compliance Reports

(5)	Timeliness of SEC Filings

(6)	Dividends and other Distributions

(7)	List of Brokers, Brokerage Commissions Paid and Average Commission Rate

(8)	Review of 12b-1 Payments

(9)	Multiple Class Expense Reports

(10)	Anti-Money Laundering/Customer Identification Reports

(11)	Administrator and CCO Compliance Reports

(l2)	Market Timing Reports

The Board of Trustees has not adopted a formal diversity policy. When soliciting future nominees for Trustee, the Board will make efforts to identify and solicit qualified minorities and women.

On an annual basis, the Trustees conduct an assessment of the Board’s and their individual effectiveness in overseeing the Trust. Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Trust or any of its service providers.

Based on the qualifications of each of the Trust’s Trustees and officers, the risk management practices adopted by the Board, including a regular review of several compliance and operational reports, and the committee structure adopted by the Board, the Trust believes that its leadership is appropriate.

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2014.

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald C. Tritschler	None	$50,001 – $100,000
Stephen A. Little	None	None
Daniel J. Condon	None	None
Kenneth G.Y. Grant	None	$10,001 - $50,000
Nancy V. Kelly	None	None

*	The Trust currently consists of 13 series.

24

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses and the Fund incurs its share of such expenses, which are allocated among the series of the Trust in such manner as the Trustees determine to be fair and equitable.

Independent Trustees	Aggregate Compensation from the Fund		Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$3,323	[2]	$0	$0	$43,200
Stephen A. Little, Chairman of the Board	$3,323	[2]	$0	$0	$43,200
Daniel J. Condon, Trustee	$2,631	[3]	$0	$0	$34,200
Ronald C. Tritschler, Trustee	$2,631	[3]	$0	$0	$34,200
Kenneth G.Y. Grant, Trustee	$2,631	[3]	$0	$0	$34,200

Interested Trustees and Officers	Aggregate Compensation from the Fund		Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Nancy V. Kelly, Trustee	$0		$0	$0	$0
John C. Swhear, President	$0		$0	$0	$0
Zachary P. Richmond, Treasurer and CFO	$0		$0	$0	$0
Lynn E. Wood, Chief Compliance Officer	$9,615	[4]	$0	$0	$125,000	[5]
Latavia M. Evans, Secretary	$0		$0	$0	$0

[1]	The Trust currently consists of 13 series.
[2]	During the fiscal year ended December 31, 2014, this Trustee received a total of $2,677 from the Fund.
[3]	During the fiscal year ended December 31, 2014, this Trustee received a total of $2,120 from the Fund.
[4]	During the fiscal year ended December 31, 2014, the CCO received a total of $6,464 from the Fund.
[5]	This amount does not include the value of benefits provided to the CCO. In addition to the CCO’s salary listed in the table, the CCO is allocated $25,000 for potential bonus compensation, as well as to pay for the CCO’s expenses in connection with compliance-related activities, including audits of advisers to the series of the Trust, attendance at compliance seminars, etc. These expenses are allocated to each series of the Trust in such manner as the Trustees determine to be fair and equitable.

25

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor. As of April 1, 2015, the following shareholders were considered to be either a control person or principal shareholder of the Fund:

Class I Shares

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	29.06%	Record
Guidestone Financial Resources Trust 350 N. Humphreys Blvd Memphis, TN 38120	10.68%	Record

As of April 1, 2015, the officers and Trustees as a group owned less than one percent of the Fund.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Huntington Asset Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

26

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker or dealer, clearance procedures, wire service quotations, statistical and other research services provided by the broker or dealer to the Fund and the Advisor. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Any research benefits received by the Advisor are available for all clients of the Advisor. When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place orders with firms that provide market, statistical and other research information to the Fund or the Advisor, although the Advisor is not authorized to pay higher commissions to firms that provide such services, except as described below.

The Advisor may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a “mixed use,” a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by the Advisor in cash.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. These payments will be made in exchange for the Advisor’s employing the broker to execute client transactions. The Advisor also may enter into “soft dollar” arrangements with certain brokers whereby such brokers partially pay for the Advisor’s use of on-line data services for investment research. For example, the Advisor has oral and written soft dollar agreements with broker-dealers to provide research services used by the Advisor to determine which broker-dealers have been active in a particular issue or have posted indication of interest in purchasing or selling a security. The Advisor also receives numerous research reports and news services that allow the Advisor’s portfolio manager, analysts and traders to screen, search and research both current and future holdings, monitor news, research trading activity and volume and monitor clients’ portfolio holdings. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

27

The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. For the fiscal year ended December 31, 2014, the Advisor directed the following amounts in brokerage transactions to brokers on the basis of research services provided by such brokers to the Fund:

Total Transactions	Total Commissions
$57,525,003	$37,359

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Advisor’s clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchases and sales will normally be made by random client selection.

The following table sets forth the brokerage commissions paid by the Fund on its portfolio brokerage transactions during the periods shown:

Fiscal Year End	Brokerage Commissions
December 31, 2014	$37,359
December 31, 2013	$32,482
December 31, 2012	$81,547

The Trust, the Advisor and the Distributor have each adopted a Code of Ethics (the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund or the Advisor, free of charge, by calling Shareholder Services at (800) 431-1716. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

28

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s Trustees have adopted policies with respect to the disclosure of the Fund’s portfolio holdings. These policies generally prohibit the disclosure of information about the Fund’s portfolio to third-parties prior to (i) the filing of the information with the SEC, (ii) the dissemination of the information to all shareholders of the Fund, or (iii) the day after the information is posted to the Fund’s website. As described below, the policies allow for disclosure of non-public portfolio information to third-parties only if there is a legitimate business purpose for the disclosure. In addition, the policies require that the party receiving the portfolio holdings information execute a non-disclosure agreement that includes a prohibition on trading based on the information, unless the party is already subject to a duty of confidentiality (as determined by the Trust’s Chief Compliance Officer). Any arrangement to disclose non-public information about the Fund’s portfolio must be approved by the Trust’s Chief Compliance Officer. The Trust and the Advisor are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

Under the Trust’s policies, the Advisor is permitted to include Fund portfolio information that has already been made public through the Fund’s website or SEC filing in marketing literature and other communications to shareholders or other parties, provided that, in the case of portfolio information made public solely through the Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

The Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Fund’s Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also periodically discloses portfolio holdings information on a confidential basis to other parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel at any time. Fund service providers are required to keep this information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund.

The Fund may also disclose non-public portfolio holdings information to rating and ranking organizations, such as Morningstar Inc. and Lipper Inc., in connection with those firms’ research on and classification of the Fund and in order to gather information about how the Fund’s attributes (such as performance, volatility and expenses) compare to peer funds. In these instances, information about the Fund’s portfolio would be supplied within approximately 25 days after the end of the month. In addition, any such ratings organization would be required to keep the Fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary.

29

PROXY VOTING POLICY

The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates proxy voting to the Advisor, subject to the Advisor’s proxy voting policy and the supervision of the Board of Trustees. The Trust’s policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Advisor’s policy provides that generally the Advisor will vote with management for routine corporate proposals unless such a vote is not in the shareholders’ best interests. Non-routine votes are reviewed on a case-by-case basis.

You may obtain a copy of the Trust’s and the Advisor’s proxy voting policy by calling Shareholder Services at (800) 431-1716 to request a copy from the Trust’s Chief Compliance Officer, or by writing to Huntington Asset Services, Inc., the Fund’s transfer agent, at 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Fund is determined as of the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the NYSE is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Advisor in good faith according to procedures established by the Board of

30

Trustees. The Board of Trustees annually approves the pricing services used by the fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an Independent Trustee who is a member of the Pricing Committee as fair valuation issues arise. Fair valued securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

Fixed income securities are generally valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, according to guidelines established by the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

CONTINGENT DEFERRED SALES CHARGE – CLASS C SHARES

Class C shares of the Fund are subject to a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem the shares within 12 months of purchase, based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRAs or other retirement plans. The Fund’s distributor receives the entire amount of any CDSC you pay.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to an election by the Trust on behalf of the Fund under Rule 18f-1 of the 1940 Act, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

31

STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

Redemption of Fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares.

If the Fund does qualify as a RIC but (in a particular calendar year) distributes less than 98% of its ordinary income and 98.2% of its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•	Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock, securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and

•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

Pursuant to the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), if the Fund fails the gross income test for a taxable year, it will nevertheless be considered to have satisfied the test for such year if (i) the Fund satisfies certain procedural requirements and (ii) the Fund’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect. However, in such case, a tax is imposed on the Fund for the taxable year in which, absent the application of this provision, it would have failed the gross income test equal to the amount by which (i) the Fund’s non-qualifying gross income exceeds (ii) one-ninth of the Fund’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, if the Fund fails the asset diversification test as of the end of a quarter, it will nevertheless be considered to have satisfied the test as of the end of such quarter in the following circumstances. If the Fund’s failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (i) one percent of the total value of the Fund’s assets at the end of such quarter and (ii) $10,000,000 (a “de minimis failure”), the Fund will be considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

32

In the case of a failure to satisfy the asset diversification test at the end of a quarter in a case that does not constitute a de minimis failure, the Fund will nevertheless be considered to have satisfied the asset diversification test as of the end of such quarter if (i) the Fund satisfies certain procedural requirements; (ii) the Fund’s failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and (iii) within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test. However, in this case, a tax is imposed on the Fund, at the current rate of 35%, on the net income generated by the assets that caused the Fund to fail the asset diversification test during the period for which the asset diversification test was not met. However, in all events, such tax will not be less than $50,000.

The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of capital gains and losses the Fund realizes in connection with the hedge. The Fund’s income from derivative instruments, if any, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends the Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are generally subject indirectly to the federal alternative minimum tax.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. During the fiscal year ended December 31, 2014, the Fund did not have capital loss carryforwards. Therefore, the Fund

33

does not have any unused capital loss carryforwards available for offset against future taxable net capital gains. Net capital losses, if any, incurred by the Fund will have an indefinite carryover period pursuant to the provisions of the Modernization Act.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six-months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on the shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. A Trustee of the Trust is a member of the Custodian’s management. The Custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Huntington Asset Services, Inc. (“Huntington”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor. Huntington and the Distributor each operates as a wholly-owned subsidiary of Huntington Bancshares, Inc.

For its custodial services, the Custodian receives a monthly fee from the Fund based on the market value of assets under custody. The monthly fee is equal to an annual rate of 0.0125% of the first $75 million of market value; 0.0100% of the next $75 million of market value; and 0.0075% of market value in excess of $150 million. The Custodian also receives various transaction-based fees. Custodial fees are subject to a $250 monthly minimum fee per Fund account.

34

FUND SERVICES

Huntington Asset Services, Inc. (“Huntington”), 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, acts as the Fund’s transfer agent, fund accountant, and administrator. Certain officers of the Trust are members of management and/or employees of Huntington. Huntington is a wholly-owned subsidiary of Huntington Bancshares, the parent company of the Custodian and the Distributor. Certain officers of the Trust also are officers of Huntington.

Huntington maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Huntington receives a monthly fee from the Fund of $1.25 per shareholder account (subject to a minimum monthly fee of $2,000) for these transfer agency services.

In addition, Huntington provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Huntington receives a monthly fee from the Fund equal to an annual rate of 0.050% of the Fund’s average daily net assets up to $50 million, 0.040% of the Fund’s average daily net assets from $50 million to $100 million, 0.030% of the Fund’s average daily net assets from $100 million to $150 million, and 0.020% of the Fund’s average daily net assets over $150 million (subject to a minimum monthly fee of $2,292).

Huntington also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Huntington receives a monthly fee from the Fund equal to an annual rate of 0.100% of the Fund’s average daily net assets under $50 million, 0.070% of the Fund’s average daily net assets from $50 million to $100 million, 0.050% of the Fund’s average daily net assets from $100 million to $150 million, and 0.030% of the Fund’s average daily net assets over $150 million (subject to a minimum monthly fee of $3,125). Huntington also receives a compliance program services fee of $800 per month from the Fund.

The Fund paid the following fees to Huntington for its services to the Fund during the periods shown:

Fiscal Year Ended	Fees Paid for Transfer Agency Services	Fees Paid for Fund Accounting Services	Fees Paid for Administrative Services
December 31, 2014	$52,480	$51,062	$91,296
December 31, 2013	$53,685	$46,326	$83,253
December 31, 2012	$64,411	$50,688	$90,051

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Ernst & Young LLP, 312 Walnut Street, Suite 1900, Cincinnati, OH 45202 has been selected as the Independent Registered Public Accounting Firm for the Fund for the fiscal year ending December 31, 2015. Ernst & Young LLP performs an annual audit of the Fund’s financial statements and will provide financial, tax and accounting services as requested, in accordance with applicable laws and regulations.

35

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. Certain officers of the Trust are also officers of the Distributor, and a Trustee of the Trust is an officer of the Custodian, which, together with the Distributor and Huntington, are wholly-owned subsidiaries of Huntington Bancshares. As a result, such persons may be deemed to be affiliates of the Distributor.

The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

DISTRIBUTION PLAN

Class C Shares. The Fund has adopted a Class C Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on December 7, 2003 called for the purpose of, among other things, voting on such Plan, and was effective as of the date the Fund commenced operations with respect to the Class C shares on January 27, 2004. The Plan will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such continuance.

Under the Plan, the Fund pays a fee to the Distributor, the Advisor or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) in connection with the promotion and distribution of the Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Because these fees are an ongoing expense, over time they reduce the net investment results of the Class C shares of the Fund and may cost you more than paying other types of sales charges. Depending on the amount of your investment and the length of time you hold your shares, your investment results will not equal the results of a different class of shares having a different sales charge and 12b-1 fee structure.

The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. The Trustees expect that the Plan will significantly enhance the Fund’s ability to expand distribution of Class C shares of the Fund. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective. Pursuant to the Distribution Plan, the Board of Trustees reviews a written report each quarter of the distribution expenses incurred on behalf of the Fund. For the fiscal year ended December 31, 2014, Class C shares of the Fund paid distribution fees of $87,766 under the Plan, all of which were used to compensate dealers.

36

FINANCIAL STATEMENTS

The financial statements and the report of the Independent Registered Public Accounting Firm required to be included in this SAI are incorporated herein by reference to the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2014, filed electronically on March 5, 2015 (File No. 811-21237). You can obtain the Annual Report, without charge, upon written request or by calling Shareholder Services at (800) 431-1716.

37

Crawford Dividend Opportunity Fund

Class I (CDOFX)

Class C (CDOCX)

PROSPECTUS

April 28, 2015

INVESTMENT OBJECTIVE:

Attractive long-term total return with below market risk, as measured by standard deviation in comparison with the Russell 2000® Index.

600 Galleria Parkway, NW

Suite 1650

Atlanta, GA 30339

www.crawfordinvestmentfunds.com

(800) 431-1716

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Investment Objective

The investment objective of the Crawford Dividend Opportunity Fund (the “Fund”) is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class C
Maximum Deferred Sales Charge (Load)	NONE	1.00%[1]
Redemption Fee	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class C
Management Fees	1.00%	1.00%

Distribution and Shareholder Service (12b-1) Fees	NONE	1.00%

Other Expenses	0.36%	0.36%[2]

Total Annual Fund Operating Expenses	1.36%	2.36%

Fee Waiver/Expense Reimbursement[3]	(0.31)%	(0.31)%

Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.05%	2.05%

[1]	This charge is eliminated after one year. The charge is based on the original purchase price or redemption proceeds, whichever is lower.
[2]	Other expenses for Class C shares are based on other expenses of Class I shares for the Fund’s last fiscal year.
[3]	Restated to reflect that, effective May 1, 2015, the Fund’s Advisor has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding brokerage fees and commissions; borrowing costs; taxes; any 12b-1 fees; acquired fund fees and expenses; and extraordinary litigation expenses, do not exceed 1.05% through April 30, 2016. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement is subject to recoupment by the Advisor within three years, provided that the Fund is able to make the repayment without exceeding the 1.05% expense limitation. Prior to May 1, 2015, the expense cap was 1.00%.

1

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$107	$400	$715	$1,608
Class C	$306	$707	$1,232	$2,673
Class C (no redemption)	$208	$707	$1,232	$2,673

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Expense Example, above, affect the Fund’s performance. The Fund’s portfolio turnover rate for its most recent fiscal year was 24%.

Principal Investment Str ategies

The Fund’s assets are invested primarily in common stocks of small capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. The Fund’s Advisor, Crawford Investment Counsel, Inc. (the “Advisor”), manages the Fund using its Crawford Small Capitalization Dividend strategy, by investing primarily in companies with market capitalizations of $3.5 billion or less at the time of purchase. The Advisor believes investing long-term in companies with sound management, strong balance sheets, and the ability to produce consistent earnings and dividends is a low risk means of building wealth. The Advisor utilizes a bottom-up, value-oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the market prices do not reflect their true values. The Advisor’s equity investment team works together to identify appropriate stocks. The Fund’s portfolio manager is responsible for selecting stocks for the Fund’s portfolio and implementing its investment strategy.

2

The Advisor’s goal is to identify high quality, small capitalization companies that have strong balance sheets and predictable earnings that are undervalued and have above-average total return potential. Traditional fundamental analysis is conducted, collectively and individually, on existing holdings as well as potential buy candidates. After the fundamental analysis has been completed, the Advisor selects a portfolio of undervalued companies that the Advisor believes present an attractive trade-off between risk and return. The Advisor seeks to buy high quality securities at attractive valuations and to identify a catalyst that is expected to produce attractive returns.

The Advisor believes that, by focusing on small capitalization companies with consistently increasing earnings and stable-to-rising dividends from one year to the next, the Fund’s portfolio companies will tend to be less volatile than the Russell 2000® Index. The Advisor also believes that the consistency and stability of the Fund’s portfolio companies cause the companies to have less earnings variability than other companies, which also leads to less stock price volatility than companies of similar size, because investors can be more confident in the expected results from these companies.

The Fund may invest its assets in securities of U.S. companies and foreign companies. The Fund will not invest more than 5% of its assets in any one issuer. Certain economic sectors may be overweighted compared to others because the Advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the Russell 2000® Index or two times the weighting of that sector in the Index, whichever is greater. The Advisor generally purchases securities only for the long-term.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

•	Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market.

•	Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.

•	Small Cap Risk. Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies. Small cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

3

•	Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results.

•	Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets.

•	Sector Risk. To the extent that the Fund focuses in one or more industries or sectors, factors negatively affecting those industries or sectors could cause significant losses to the Fund.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year as represented by the performance of Class I shares. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. As of December 31, 2014, Class C shares had not been issued. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Annual Total Return (years ended December 31st)

Best Quarter:	1st Quarter, 2013,	11.43%
Worst Quarter:	3rd Quarter, 2014,	(5.30)%

4

Average Annual Total Returns (for periods ending December 31, 2014)

	One Year	Since Inception (9/26/2012)
Crawford Dividend Opportunity Fund – Class I
Before Taxes	5.99%	19.08%
After Taxes on Distributions	5.13%	17.94%
After Taxes on Distributions and Sale of Fund Shares	3.86%	14.53%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	-4.89%	-18.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for Class I shares only and will vary for other classes. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if taxes and fees were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestmentfunds.com.

Portfolio Management

Investment Advisor – Crawford Investment Counsel, Inc.

5

Portfolio Manager – John H. Crawford, IV, CFA, Director of Equity Investments, portfolio manager of the Fund since its inception in September 2012.

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
Class I - $10,000 for all account types	By Mail: Crawford Dividend Opportunity Fund
Class C - $2,500 for all account types	c/o: Huntington Asset Services, Inc.
P.O. Box 6110
There is no minimum amount for	Indianapolis, IN 46206
subsequent investments.	By Phone: (800) 431-1716

You may sell or redeem shares directly through the Fund or through your dealer or financial advisor. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, IRA or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL

STRATEGIES AND RELATED RISKS

Additional Information About the Fund’s Investment Strategies

The Fund’s assets are invested primarily in common stocks of small capitalization companies that demonstrate a consistent pattern of earnings and dividend growth. The Fund’s Advisor, Crawford Investment Counsel, Inc., manages the Fund using its Crawford Small Capitalization Dividend strategy, by investing primarily in companies with market capitalizations of $3.5 billion or less at the time of purchase. The Advisor believes investing long-term in companies with sound management, strong balance sheets, and the ability to produce consistent earnings and dividends is a low risk means of building wealth. The Advisor utilizes a bottom-up, value-oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the market prices do not reflect their true values. The Advisor’s equity investment team works together to identify appropriate stocks. The Fund’s portfolio manager is responsible for selecting stocks for the Fund’s portfolio and implementing its investment strategy.

The Advisor’s goal is to identify high quality, small capitalization companies that have strong balance sheets and predictable earnings that are undervalued and have above-average total return potential. When selecting portfolio companies, the Advisor’s research process starts with a universe of companies that have at least a 3-year history of paying and/or growing dividends. Traditional fundamental analysis is conducted, collectively and individually, on existing holdings as well as potential buy candidates. The Advisor’s research process includes traditional balance sheet and income statement analysis, valuation analysis, and discounted cash flow modeling. In an effort to determine a conservative growth rate for the valuation models, the analyst/team looks at historical earnings, current trends, top line volume growth, capital expenditures, pricing power, industry growth, new products, margin trends and market share trends, among other factors, to develop an estimate of earnings growth over the next one-year and five-years. After the fundamental analysis has been completed, the Advisor selects a portfolio of what it believes are undervalued companies that present an attractive trade-off between risk and return. The Advisor seeks to buy high quality securities at attractive valuations and to identify a catalyst that is expected to produce attractive returns.

The Advisor believes that, by focusing on small capitalization companies with consistently increasing earnings and stable-to-rising dividends from one year to the next, the Fund’s portfolio companies will tend to be less volatile than the Russell 2000® Index. The Advisor also believes that the consistency and stability of the Fund’s portfolio companies cause the companies to have less earnings variability than other companies, which also leads to less stock price volatility than companies of similar size, because investors can be more confident in the expected results from these companies.

The Advisor expects that the volatility of the Fund’s share price will be less than that of its benchmark index, the Russell 2000® Index (the “Index”), as measured by quarterly standard deviation of returns on an annualized basis. Standard deviation measures how widely the returns of an index or fund vary from its average return – higher standard deviation reflects a

7

greater volatility of returns. Lower standard deviation means lower volatility. Although the Advisor expects that the Fund’s returns will be less volatile than the Index’s returns on an annualized basis, the Fund’s standard deviation of returns will fluctuate on a quarterly basis, and it may exceed the volatility of the Index during certain quarters. Standard deviation measures risk, and it is not a measure of performance.

The Fund expects to be fully invested in common stocks of dividend-paying companies other than as a result of cash balances that arise due to the day-to-day management of the Fund’s portfolio and cash flows in and out of the Fund. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies that pay or are expected to pay regular dividends. The Fund may invest its assets in securities of U.S. companies and foreign companies, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holders to dividends and capital gains on the underlying security.

The Fund will not invest more than 5% of its assets in any one issuer. Certain economic sectors may be overweighted compared to others because the Advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the Index or two times the weighting of that sector in the Index, whichever is greater. The Advisor intends to purchase securities only for the long-term. As a result, the Advisor believes the Fund will have low turnover, which should help minimize short-term capital gains and postpone long-term capital gains. However, when the Advisor deems that changes will benefit the Fund, portfolio turnover will not be a limiting factor.

The Fund may sell a security when the Advisor believes that the company’s fundamentals have deteriorated, if the company decreases its dividends, or if the stock has become overvalued in the opinion of the Advisor. The Fund also may sell a security when the Advisor believes that a better investment opportunity is present.

Principal Risks of Investing in the Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

•	Market Risk. Market risk involves the possibility that the Fund’s investments in equity securities will decline because of falls in the stock market, reducing the value of individual companies’ stocks regardless of the success or failure of an individual company’s operations.

8

•	Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values, either because the market fails to recognize what the Advisor considers to be the companies’ true business values or because the Advisor misjudges those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

•	Small Cap Risk. Securities of companies with small market capitalizations are often more volatile and less liquid than investments in larger companies. Small cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

•	Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the Fund’s overall performance may suffer.

•	Foreign Securities Risk. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may also be less liquid than U.S. securities, which could affect the Fund’s investments.

•	Sector Risk. To the extent that the Fund focuses in one or more industries or sectors, factors negatively affecting those industries or sectors could cause significant losses to the Fund.

Is the Fund right for you?

The Fund may be suitable for:

•	Long-term investors seeking a fund with a value investment strategy

•	Investors who can tolerate the risks associated with small-cap common stocks

General

The investment objective of the Fund, including the Fund’s policy of investing, under normal circumstances, at least 80% of its assets in securities of companies that pay or are expected to pay regular dividends, may be changed without shareholder approval, and the Fund’s 80% investment policy may be changed upon at least 60 days’ prior written notice to shareholders.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. Government securities, money market instruments, securities of money market funds or repurchase agreements. If the Fund invests in shares of a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. To the extent consistent with the Fund’s principal strategies as described above, including its policy to invest, under normal circumstances, at least 80% of its assets in securities of companies that pay or are expected to pay regular dividends, the Fund may also invest in such instruments at any

9

time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ACCOUNT INFORMATION

How to Buy Shares

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the net asset value (“NAV”) per share determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Classes of Shares

The Fund currently offers two share classes: Class I and Class C. Each class of shares of the Fund has its own fee structure, allowing you to choose the class that best meets your situation. The class that may be best for you depends on a number of factors, including the amount and the length of time that you expect to invest. Class I shares will be less expensive than Class C shares for investors who meet the Class I investment minimum. At the discretion of the Advisor, investors may exchange their shares of one class for shares of another class.

Class I. Class I shares require a minimum initial investment of $10,000. There is no minimum for subsequent investments. Class I shares are available at net asset value, and are not subject to any 12b-1 fees. Class I shares can be purchased directly through the distributor or other financial institutions, which may charge transaction fees with respect to your purchase.

Class C. Class C shares require a minimum initial investment of $2,500. There is no minimum for subsequent investments.
Class C shares are available through registered broker-dealers, banks, advisors and other financial institutions. Class C shares are purchased at net asset

10

value without deducting a sales charge. You do not pay an initial sales charge on purchases of Class C shares and all of your purchase payment is immediately invested in the Fund. The dealer of record will typically receive a payment from the Fund’s distributor of 1.00% of the amount you invest in Class C shares. If you redeem your Class C shares within 12 months of purchase, you will be subject to a 1.00% contingent deferred sales charge (“CDSC”), based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. Class C shares are also subject to a 12b-1 fee of 1.00% of the average daily net assets of the Fund’s Class C shares.

The Fund reserves the right to change the above eligibility criteria for any share class. The Advisor may waive the minimums for any class of shares at its discretion, including for existing clients of the Advisor. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment; however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than the 1.00% CDSC on Class C shares redeemed within one-year of purchase). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form;

•	a personal check with name pre-printed (subject to the minimum amount) made payable to the Fund; and

•	an indication of which share class is to be purchased

Mail the application and check to:

U.S. Mail:	Crawford Dividend Opportunity Fund
c/o Huntington Asset Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

Overnight:	Crawford Dividend Opportunity Fund
c/o Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46208

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (800) 431-1716 to obtain instruction on how to set up your account and to obtain an account number.

11

You must provide a signed application to Huntington Asset Services, Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and its transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

By Depositing Securities - Shares of the Fund may be purchased in exchange for an investor’s securities if the securities are acceptable to the Fund and satisfy applicable investment objectives and policies. Investors interested in exchanging securities must contact Crawford Investment Counsel, Inc., the Fund’s Advisor, to acquire instructions regarding submission of a written description of the securities which the investor wishes to exchange. The Advisor requires that investors represent that all securities offered to the Fund are not subject to any sale restrictions. Within five business days after receipt of the written description, the Advisor will advise the investor whether the securities to be exchanged are acceptable. There is no charge for this review by the Advisor. Upon the Advisor’s acceptance of such exchange orders, the investor must deliver the securities in fully negotiable form within five days.

Securities accepted by the Fund must have a readily ascertainable value as determined by the Fund’s custodian. Securities are valued in the manner described for valuing Fund assets in the section titled “Determination of Net Asset Value.” Acceptance of such orders may occur on any day during the five-day period afforded Crawford Investment Counsel to review the acceptability of the securities. The Advisor will provide delivery instructions at the time of acceptance. A gain or loss for federal income tax purposes may be realized by the investor upon the exchange of securities, depending upon the adjusted tax basis and value of the securities tendered. The Fund will accept securities in this manner only for purposes of investment, and not for resale.

12

Additional Investments

You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

-your name

-the name on your account(s)

-your account number(s)

-a check made payable to “Crawford Dividend Opportunity Fund”

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To wire money, you must call Shareholder Services at (800) 431-1716 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund’s transfer agent for the procedure to open an IRA or SEP plan, as well as more specific

13

information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund’s transfer agent about the IRA custodial fees.

Distribution Plan

The Fund has adopted a distribution plan for its Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Fund’s plan, the Fund pays the Fund’s distributor, the Advisor and/or other financial institutions, a fee of 1.00% of the average daily net assets of Class C shares (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing Class C shareholders). Because these fees are an ongoing expense, over time they reduce the net investment results of the Fund. Class I shares, for shareholders who meet the investment minimum, will be less expensive than Class C shares because they do not charge a 12b-1 fee.

Dealer Compensation

Qualifying dealers who sell Class C shares typically will receive a payment from the Fund’s distributor of 1.00% of the amount of your investment in Class C shares. In addition, the Fund typically pays an annual 12b-1 fee of up to 1.00% of Class C shares to dealers of record beginning the 13th month after purchase.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired).

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How to Redee m Shares

You may receive redemption payments by check, ACH or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. As further described below, the Fund assesses a 1.00% CDSC against investment proceeds of Class C shares redeemed within one year of investment.

14

A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s NAV, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:	Crawford Dividend Opportunity Fund
c/o Huntington Asset Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

Overnight:	Crawford Dividend Opportunity Fund
c/o Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Fund may also require a signature guarantee for redemptions of $50,000 or more. Signature guarantees are for the protection of shareholders. All redemptions requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your

15

checking or savings account. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (800) 431-1716 if you have questions. At the discretion of the Fund or the transfer agent, you may be required to furnish additional legal documents prior to a redemption to ensure proper authorization.

By Telephone - You may redeem any part of your account (up to $50,000) in the Fund by calling Shareholder Services at (800) 431-1716. You must first complete the Optional Telephone Redemption and Exchange section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or the transfer agent may terminate telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and, in a timely fashion, responding to telephone requests for redemptions. If you are unable to reach the Fund by telephone, you may request a redemption by mail.

Contingent Deferred Sales Charge on Class C Shares

Class C Shares are subject to a CDSC of 1.00% if redeemed within twelve months of purchase. The holding period is calculated on a monthly basis and begins on the first day of the month in which the shares were bought. The CDSC is assessed on an amount equal to the then current market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed, whichever is lower. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no CDSC is assessed on Class C Shares derived from reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares subject to the CDSC. You should retain any records necessary to substantiate the historical cost of your shares, as the Fund and your financial intermediary may not retain this information.

The Fund may waive the imposition of a CDSC on redemption of Class C Shares under certain circumstances and conditions, including, without limitation, the following:

(i) redemptions following the death or permanent disability (as defined by the Internal Revenue Code) of a shareholder; and

(ii) required minimum distributions from a tax-deferred retirement plan or an IRA as required under the Internal Revenue Code.

16

Shareholders who think they may be eligible for a CDSC waiver should contact the Fund’s transfer agent or their financial intermediary prior to the redemption request to ensure receipt of the waiver.

Additional Information

If you are not certain of the requirements for a redemption, please call Shareholder Services at (800) 431-1716. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission), the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

For non-retirement accounts, redemption proceeds, including dividends and other distributions, sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, the Fund will provide notice to shareholders, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary liquidation will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

Fund Policy on Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Fund’s administrator performs automated monitoring of short-term trading activity, if any, in the Fund’s shares. Any

17

instance of suspected short-term trading is investigated by the Administrator’s compliance department. If such trades were deemed to be a violation of the Fund’s short-term trading policy, then the Fund’s Advisor would be notified and action taken, such as suspending future purchases by the short-term trader. The Administrator provides a quarterly certification to the Board of Trustees, confirming that it has monitored Fund shareholders’ trades for potential short-term trading activity and, if such activity were to be discovered, the Administrator would be required to report such short-term trading to the Board of Trustees.

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a financial intermediary. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. Consequently, the Fund may not have knowledge of the identity of investors and their transactions. Under a federal rule, the Fund is required to have an agreement with many of its financial intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the financial intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place. Certain financial intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interests of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Determination of Net Asset Value

The price you pay for your shares is based on the NAV for each class. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on weekends, most Federal holidays and Good Friday). For each class, the NAV is calculated by dividing the value of the total assets of the class (including interest and dividends accrued but not yet received) minus liabilities of the class (including accrued expenses) by the total number of shares of the class outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

Securities held by the Fund generally are valued at market value. Short-term securities with maturities of 60 days or less are valued based on amortized cost. If a market quotation is not readily available or is deemed unreliable, the security will be valued at a fair value determined in good faith by the Advisor in accordance with policies and procedures adopted by the Board of Trustees. Fair valuation also is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable, based on factors such as: evidence of a thin

18

market in the security based on a small number of quotations; a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value; or the Advisor is aware of other information that calls into question the reliability of market quotations. When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security. The Fund may invest in portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares and, as a result, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Dividends, Distributions and Taxes

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends substantially all of its net investment income quarterly and any realized net capital gains annually. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request.

Taxes. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as discussed below. Please see the table below for additional information.

The Fund will typically distribute net realized capital gains (the excess of net long-term capital gain over net short-term capital loss), if any, to its shareholders once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

19

•	Dividends and capital gain distributions are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to market risk like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the tax liabilities described in the table below for taxable accounts.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects current law.

Type of Transaction	Tax Status
Qualified dividend income	Generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $413,200 (individual filers) or $464,850 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Net short-term capital gain distributions	Ordinary income rates.

Net long-term capital gain distributions	Generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $413,200 (individual filers) or $464,850 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $413,200 (individual filers) or $464,850 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules.

20

An additional 3.8% Medicare tax generally will be imposed on certain net investment income of non-corporate taxpayers, including dividends and capital gain distributions received from the Fund and gains from the sale of shares, including redemptions.

As described generally above, designated dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% or 20% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 28% (or any applicable higher rate) of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

Cost Basis Reporting. Federal law requires mutual fund companies to report their shareholders’ cost basis, gain/loss, and holding period to the IRS on Fund shareholders’ Form 1099s when “covered” securities are sold. Covered securities include any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen High Cost as its standing (default) tax lot identification method for all shareholders. The tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases (including reinvested dividends and declared or reinvested capital gain distributions) on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your IRS Form 1099-B if you do not select a specific tax lot identification method. You may choose a method different

21

than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Treasury Department regulations or consult your tax advisor with regard to your personal circumstances.

General Disclaimer. For those securities defined as “covered” under current IRS cost basis reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot identification information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

Advisor. Crawford Investment Counsel, Inc., 600 Galleria Parkway, NW, Suite 1650, Atlanta, GA 30339, serves as investment Advisor to the Fund. The Advisor has been providing portfolio management services since 1980 when it was founded by John H. Crawford, III. The Advisor provides investment advice to mutual funds and separately managed equity, fixed income and balanced portfolios of high net worth individuals, pension plans, trusts, and other institutional investors. As of December 31, 2014, the Advisor managed approximately $4.6 billion in assets. The Advisor is 100% employee-owned.

For its advisory services, the Advisor is entitled to receive a fee at the annual rate of 1.00% of the average daily net assets of the Fund. Effective May 1, 2015, the Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse certain Fund operating expenses so that total annual operating expenses, excluding any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any indirect fees and expenses such as fees and expenses of acquired funds, and extraordinary litigation expenses, do not exceed 1.05% of the average daily net assets of the Fund. The contractual agreement is in place through April 30, 2016. Prior to May 1, 2015, the expense cap was 1.00%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the waiver or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation. During the Fund’s fiscal year ended December 31, 2014, the Fund paid the Advisor a management fee equal to 0.70% of the Fund’s average daily assets, after fee waivers and expense reimbursements.

A discussion regarding the factors considered by the Board of Trustees in approving the Fund’s management agreement is included in the Fund’s annual report to shareholders dated December 31, 2014.

Portfolio Manager. The investment decisions for the Fund are made by John H. Crawford, IV, CFA.

22

Mr. Crawford oversees the Advisor’s proprietary equity strategies and leads its equity research process. In addition to leading investment committee meetings and to supervising the team of dedicated equity analysts, he conducts stock specific research, and serves as the portfolio manager for two other mutual funds. He joined the Advisor in 1990. Mr. Crawford began his career in the investment industry at Merrill Lynch Capital Markets in 1988. He received his BBA degree from the University of Georgia and his Master of Finance from Georgia State University.

The Fund’s Statement of Additional Information provides the following additional information about the Fund’s portfolio manager: (i) compensation structure, (ii) a description of other accounts managed by the portfolio manager, and (iii) the portfolio manager’s ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you better understand the financial performance of the Fund for the periods shown. The total return in the table represents the rate that you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal years ended December 31, 2014 and 2013 was audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report to Shareholders, which is available upon request and without charge. The information for the prior period was audited by the Fund’s previous auditors.

23

Class I Shares

CRAWFORD DIVIDEND OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	Year Ended December 31, 2014	Year Ended December 31, 2013	For the period ended December 31, 2012(a)
Selected Per Share Data
Net asset value, beginning of period	$33.70	$25.39	$25.00

Income from investment operations:
Net investment income	0.40	0.33	0.20	(b)
Net realized and unrealized gain	1.57	9.12	0.28

Total from, investment operations	1.97	9.45	0.48

Less distributions to shareholders:
From net investment income	(0.33)	(0.29)	(0.09)
From net realized gain	(0.69)	(0.85)	—

Total distributions	(1.02)	(1.14)	(0.09)

Net asset value, end of period	$34.65	$33.70	$25.39

Total Return (c)	5.99%	37.53%	1.91	%(d)
Ratios and Supplemental Data
Net assets, end of period (000)	$81,487	$59,577	$8,746
Ratio of expenses to average net assets	1.00%	1.00%	1.00	%(e)
Ratio of expenses to average net assets before waiver	1.36%	1.66%	6.90	%(e)
Ratio of net investment income to average net assets	1.39%	1.30%	3.04	%(e)
Portfolio turnover rate	24%	34%	6	%(d)

(a)	For the period September 26, 2012 (commencement of operations) to December 31, 2012.
(b)	Per share amounts calculated using average shares method.
(c)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

24

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountants and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

25

FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While the Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The Annual Report also includes a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

You can get free copies of the current SAI and the Fund’s Annual and Semi-Annual Reports by contacting Shareholder Services at (800) 431-1716. You may also request other information about the Fund and make shareholder inquiries. Alternatively, the Funds’ SAI and Annual and Semi-Annual Reports to Shareholders also will be made available, free of charge, at the Fund’s web site at www.crawfordinvestmentfunds.com.

You may review and copy information about the Fund (including the SAI and other reports) at the SEC Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act #811-21237

CRAWFORD DIVIDEND OPPORTUNITY FUND

Class C Shares (CDOCX)

Class I Shares (CDOFX)

A Series of the Unified Series Trust

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2015

This Statement of Additional Information (“SAI”) provides general information about the Crawford Dividend Opportunity Fund (the “Fund”), a series of the Unified Series Trust (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated April 28, 2015 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference. Portions of the Fund’s Annual Report are incorporated by reference into this SAI. To obtain a copy of the Fund’s Prospectus or Annual Report, free of charge, please write the transfer agent at Huntington Asset Services, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, call Shareholder Services at (800) 431-1716, or visit the Fund’s website at www.crawfordinvestmentfunds.com.

DESCRIPTION OF THE TRUST AND FUND

Crawford Dividend Opportunity Fund was organized as a diversified series of Unified Series Trust (the “Trust”) on June 21, 2012. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the “Advisor”).

The Fund currently offers two classes of shares, Class C and Class I. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. The Fund will provide notice to the shareholders if the Board determines, in its sole judgment, to liquidate the Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary liquidation will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

1

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund’s annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Fund may make, some of the techniques it may use, and certain risks that may affect the Fund.

A. Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund will invest principally in a portfolio of equity securities of companies that the Advisor believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. The Fund will invest in equity securities that the Advisor believes have above-average total return potential. The criterion used to identify such stocks include a history of consistent increasing dividend payouts, predictable and consistent earnings growth and strong balance sheet presence.

B. Foreign Securities. The Fund may invest in foreign securities, either directly or through depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “Depositary Receipts”). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

2

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary Receipts reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that the Fund acquires Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipt to issue and service such Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

Other foreign securities may be denominated in U.S. dollars and trade on domestic stock exchanges. Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

C. Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest in convertible securities rated B or higher by Standard & Poor’s Corporation (“S&P”) or by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody’s or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower-rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market’s perception of their credit quality and the outlook for economic growth.

In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were adopted that required savings and loan associations gradually to reduce their

3

holdings of high-yield securities. An effect of this legislation may be to significantly depress the prices of outstanding lower-rated securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower-rated securities may be affected by the market’s perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

If the rating of a security by S&P or Moody’s drops below B the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

D. Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody’s although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody’s or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody’s are likely to be in arrears on dividend payments. Moody’s rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

E. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government (“U.S. Government Obligations”) (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other

4

default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

F. Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the Advisor. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid, high quality, debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

G. Mortgage-Backed and Asset-Backed Securities. The Fund may invest in mortgage-backed securities, including collateralized mortgage obligations, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. In addition, the Fund may buy asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. These securities are generally issued by trusts and special purpose corporations. Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate because of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities can be expected to accelerate, and thus impair the Fund’s ability to reinvest the returns of principal at comparable yields. Accordingly, the market value of these securities will vary with changes in market interest rates generally and in yield differentials among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities. Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

H. Derivatives Transactions. The Fund may utilize various investment strategies as described below for a variety of purposes, such as hedging various market risks or enhancing potential gain.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity indices and other instruments, and purchase and sell futures contracts and options thereon (collectively, “Strategic Transactions”). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market

5

value of securities held in or to be purchased for the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund’s assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options and futures to limit leveraging of the Fund.

Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor’s view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. In addition, futures and options markets may not be liquid in all circumstances. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

1. Options on Securities Indices. The Fund may purchase and sell call and put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount.

6

The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

2. Options on Foreign Currencies. The Fund may buy and write (sell) put and call options on foreign currencies traded on U.S. exchanges or in the over-the-counter markets. Like other kinds of options, the writing of an option on foreign currency will be only a partial hedge, up to the amount of the premium received, and the Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

3. General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of the Fund’s assets in special accounts, as described below under “Use of Segregated and Other Special Accounts.”

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price. For instance, the Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial future, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. The Fund is authorized to purchase and sell exchange-listed options. However, the Fund may not purchase or sell over-the-counter options, which are considered illiquid by the SEC staff. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient

7

trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase its income. The sale of put options can also provide income.

The Fund may purchase and sell call options on equity securities (including convertible securities that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts. All calls sold by the Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on equity securities (including convertible securities) and on securities indices. The Fund will not sell put options if, as a result, more than 50% of the Fund’s total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

4. General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund’s use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including

8

duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 15% of the Fund’s total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 15% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

5. Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require it to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require it to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

OCC-issued and exchange-listed index options will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC-guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC-issued and exchange-listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option.

9

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets, if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

I. When-Issued and Delayed Delivery Transactions. The Fund may buy debt securities on a “when-issued” or “delayed delivery” basis. These transactions are arrangements under which the Fund buys securities with payment and delivery scheduled for a future time. Purchases of debt securities on a when-issued or delayed delivery basis are subject to market fluctuation and to the risk that the value or yields at delivery may be more or less than the purchase price or the yields available when the transaction was entered into. Although the Fund will generally buy debt securities on a when-issued basis with the intention of acquiring such securities, it may sell them before the settlement date if it deems the sale to be advisable. The Fund will not enter into these transactions for investment leverage. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of its purchase commitments until payment is made.

In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The other party’s failure may cause the Fund to miss a price or yield considered advantageous. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. The Fund is not subject to any percentage limit on the amount of its assets that may be invested in when-issued debt securities.

J. Corporate Debt Securities. The Fund may invest in corporate debt securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Investments in corporate debt securities involve both credit and interest rate risk. The value of fixed income securities will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt securities generally offer less current yield than securities of lower quality, but lower quality securities generally have less liquidity, greater credit and market risk and, as a result, more price volatility. Longer-term bonds are, however, generally more volatile than bonds with shorter maturities.

10

K. Lower Quality Debt Securities. The Fund may invest up to 10% of its assets in lower-rated securities or comparable unrated securities. These securities (commonly called “junk bonds”) often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer’s creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market’s perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets. If the Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Advisor’s research and credit analysis are an integral part of managing any securities of this type held by the Fund. In considering investments for the Fund, the Advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

L. Zero Coupon Securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest before maturity or a specified date when the securities begin paying current interest (the cash payment date) and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality.

M. Structured Notes. The Fund may invest up to 5% of its total assets in structured notes. Structured notes entitle their holders to receive some portion of the principal or interest payments that would be due on traditional debt obligations. A zero coupon bond, which is the right to receive only the principal portion of a debt security, is a simple form of structured note. Investments in structured notes involve risks including income risk, credit and market risk. A structured note’s performance or value may be linked to a change in return, interest rate, or value at maturity of the change in an identified or “linked” equity security, currency, interest rate, index or other financial indicator.

11

When investing in structured products, it is impossible to predict whether the underlying index or prices of the underlying securities will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect particular issuers of securities and capital markets generally. The Fund’s right to receive principal or interest payments on a structured note may also vary in timing or amount, depending on changes in the reference factors. For example, where the Fund’s structured notes are linked to factors such as interest rates or a particular index, changes in interest rates and movement of the index may cause significant price fluctuations. In addition, changes in a reference instrument or security may cause the interest rate on a structured note to be reduced to zero, at which point further adverse changes may lead to a reduction in the principal amount payable on maturity. At final maturity, structured notes may be redeemed in cash or in kind, which is at the discretion of the issuer. If the notes are redeemed in kind, the Fund would receive shares of stock at a depressed price. To the extent that a structured note is not principal-protected through an insurance feature, the note’s principal will not be protected. Reverse convertible notes are not principal-protected. In the case of a decrease in the value of the underlying asset, the Fund would receive shares at a value less than the original amount invested; while an increase in the value of an underlying asset will not increase the return on the note. If the Fund sells the structured notes prior to maturity, it may suffer a loss of principal. Structured notes may also be less liquid than other types of securities, and may be more volatile than the reference instrument or security underlying the note. Consistent with the Fund’s policy on illiquid investments, the Fund will only invest in structured products to the extent the Advisor determines that such products are liquid.

N. Investment Company Securities. Equity securities in which the Fund may invest include shares of other investment companies, including money market funds, open-end and closed-end funds, and exchange-traded funds (“ETFs”) whose portfolios primarily consist of equity securities. The Fund may invest in inverse ETFs, including leveraged ETFs. Inverse ETFs seek to provide investment results that match a certain percentage of the inverse of the results of a specific index on a daily or monthly basis. The Fund also may invest in ETFs whose portfolios primarily consist of commodities.

When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the

12

opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs is usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.

To the extent that the Fund invests in ETFs that invest in commodities, it will be subject to additional risks. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. The values of ETFs that invest in commodities are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity ETFs may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

INVESTMENT LIMITATIONS

A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing

13

is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or securities of other investment companies) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

14

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4. Short Sales. The Fund will not effect short sales of securities except as described in the Prospectus or this SAI.

5. Options. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus or this SAI.

6. Illiquid Securities. The Fund will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

8. Name Rule. The Fund normally will invest at least 80% of its assets in securities of issuers that pay or are expected to pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to the Fund’s shareholders.

15

INVESTMENT ADVISOR

The Fund’s Advisor is Crawford Investment Counsel, Inc., 600 Galleria Parkway, NW, Suite 1650, Atlanta, GA 30339. The investment decisions for the Fund are made by John H. Crawford, IV. The Advisor is 100% employee-owned.

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to oversight by the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. Effective May 1, 2015, the Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse certain Fund operating expenses, so that the Fund’s total annual expenses, excluding any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, indirect expenses (such as fees and expenses of acquired funds) and extraordinary litigation expenses, do not exceed 1.05% of the average daily net assets of the Fund. The contractual agreement is in place through April 30, 2016. Prior to May 1, 2015, the expense cap was 1.00%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the applicable expense limitation.

The following table describes the advisory fees paid to the Advisor by the Fund during the periods shown below:

Fiscal Year Ended	Advisory Fees Accrued	Total Expenses Reimbursed and/or Fees Waived		Net Advisory Fees Paid
December 31, 2014	$687,326	$(205,138	)****	$482,188
December 31, 2013	$320,951	$(171,254	)***	$149,697
December 31, 2012*	$10,526	$(46,325	)**	$0

*	For the period September 26, 2012 (commencement of operations) through December 31, 2012.
**	Subject to recoupment through December 31, 2015.
***	Subject to recoupment through December 31, 2016.
****	Subject to recoupment through December 31, 2017.

The Advisor retains the right to use the name “Crawford” in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust’s right to use the name “Crawford” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days’ written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, the Advisor believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

16

About the Portfolio Manager

John H. Crawford, IV, CFA is solely responsible for managing the Fund (the “Portfolio Manager”). In addition to acting as Portfolio Manager to the Fund, the Portfolio Manager also serves on the Advisor’s investment committee and, as such, is jointly responsible for making investment decisions for the Advisor’s separate accounts. As a member of the Advisor’s investment committee, which consists of several other members, the Portfolio Manager was responsible for management of the following types of accounts as of December 31, 2014, in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$109,152,613	0	$0
Pooled Investment Vehicles	2	$13,266,452	0	$0
Other Accounts	789	$2,096,738,875	2	$85,315,178

The Portfolio Manager is compensated for his services by the Advisor. The Portfolio Manager, as an owner of the Advisor, receives a fixed salary and a percentage of the firm’s net profits based on his percentage ownership of the Advisor. This compensation is not based on the performance of the Fund, though is partly based on the performance of certain client separate accounts that are subject to a performance fee. As with all other employees of the Advisor, the Portfolio Manager also participates in the Advisor’s profit sharing and other benefit plans.

Conflicts may arise as a result of the Portfolio Manager’s dual role as portfolio manager to the Fund and to other clients of the Advisor, with respect to his allocation of time among such clients. However, because of the similarities in the investment strategies of the various accounts, many of his duties overlap. Moreover, as a result of combining responsibilities such as research and asset selection, the Portfolio Manager believes that he is able to provide both the Fund and the other clients with more thorough research and higher quality asset selection. However, from time to time, potential conflicts of interest may arise because the Portfolio Manager may be required to pursue different investment strategies on behalf of the Fund and other clients of the Advisor. For example, the Portfolio Manager may be required to consider an individual client’s existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund’s portfolio are similar, but not identical, to those employed in building the Advisor’s separate account client portfolios. The Advisor monitors the Portfolio Manager’s work load and, in the event of an overload, will take any necessary steps to allocate certain responsibilities to other employees of the Advisor.

To the extent the Fund and another of the Advisor’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume

17

transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made by random client selection.

As of December 31, 2014, the Portfolio Manager’s ownership of the Fund was as follows:

Portfolio Manager	Dollar Range of Fund Shares (Class I Shares)
John H. Crawford, IV	$100,001 - $500,000

TRUSTEES AND OFFICERS

GENERAL QUALIFICATIONS. The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age – 67) Chairman of the Audit and Pricing Committees Independent Trustee, December 2002 to present	President and founder of Hippenstiel Investment Counsel LLC, a registered investment advisor, since November 2008; Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A., a full service trust company, from September 1991 to September 2008; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation from June 2005 to September 2011; Chairman of investment committee for the Diana Davis Spencer Foundation since October 2011 to May 2014; Chairman and Founder, Constitution Education Foundation since February 2011.

Stephen A. Little (Age - 68) Chairman, December 2004 to present; Independent Trustee, December 2002 to present	President and founder of The Rose, Inc., a registered investment advisor, since April 1993.

Daniel J. Condon (Age - 64) Independent Trustee, December 2002 to present	Chief Executive Officer of Standard Steel, LLC, a manufacturer of forged steel wheels and axles, since August 2011; Director and Vice President of Standard Steel Holdings Co., a holding company which owns Standard Steel, LLC, since January 2015; Director of Steel Wheels Acquisition Corp. and Standard Steel, Inc., both holding companies which, through subsidiaries, produced steel wheels and axles, from August 2011 to December 2014; President and CEO of International Crankshaft Inc., an automotive supply manufacturing company, from 2004 to August 2011; Director of International Crankshaft, Inc. since 2004; Chairman of SMI Crankshaft LLC, an automotive and truck supplier, from July 2010 to August 2011.

18

Ronald C. Tritschler (Age - 62) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006	Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial, a full-service bank, since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989. Past Chairman, Bluegrass Tomorrow, nonprofit organization, and Chairman of The Lexington Convention and Visitors’ Bureau.

Kenneth G.Y. Grant (Age – 66) Independent Trustee, May 2008 to present	Executive Vice President and Chief Officer , Corporate Development for Global Trust Company, a nondepository trust company, since 2008, Advisors Charitable Gift Fund since May 2005, Northeast Retirement Services, Inc., a provider of retirement and charitable services products, since February 2003 and Savings Banks Employees Retirement Association, a provider of qualified retirement benefit plans, since February 2003; Director, Lift Up Africa since 2008; Chair Investment Committee since January 2011 and past Chair, Board of Directors of Massachusetts Council of Churches; Member, Presbytery of Boston, Presbyterian Church (U.S.A.) since June 1975.

*	The address for each trustee is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust currently consists of 13 series.

The following table provides information regarding the interested Trustee and the Officers of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 59)*** Trustee, November 2007 to present	Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

John C. Swhear (Age - 53) President, August 2013 to present	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007, Director since May 2014; Chief Compliance Officer and Vice President of Valued Advisers Trust since August 2008; Interim President of Unified Series Trust from March 2012 to August 2013; Senior Vice President of Unified Series Trust from May 2007 to August 2013; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007, Director since May 2014; Chief Compliance Officer and AML Officer of Capitol Series Trust since September 2013; Secretary of Huntington Funds from April 2010 to February 2012; President and Chief Executive Officer of Dreman Contrarian Funds, March 2010 to March 2011; Vice President and Acting Chief Executive Officer of Dreman Contrarian Funds, 2007 to March 2010.

Zachary Richmond (Age - 34) Treasurer and Chief Financial Officer, November 2014 to present	Manager, Fund Administration for Huntington Asset Services, Inc., the Trust’s administrator, since January 2011; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Interim Treasurer and Chief Financial Officer of Unified Series Trust from August 2014 to November 2014; Assistant Treasurer of Unified Series Trust from May 2011 to August 2014; Supervisor, Fund Administration for Citi Fund Services Ohio, Inc. from October 2007 to December 2010.

Lynn E. Wood (Age - 68) Chief Compliance Officer, October 2004 to present	Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October 2004.

Latavia M. Evans (Age - 28) Secretary, February 2015 to present	Paralegal, Risk and Compliance, Huntington Asset Services, Inc., the Trust’s administrator, since May 2014; Paralegal at private law firm May 2012 to May 2014; Paralegal at Fayette County Attorney’s Office from February 2011 to May 2012; Paralegal Intern at Kentucky Department of Public Advocacy from September 2010 to December 2010; Student from September 2009 to December 2010.

19

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 13 series.
***	Ms. Kelly is deemed an interested trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., one of the Trust’s distributors. The Board has reviewed and approved this arrangement.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Stephen A. Little – Mr. Little has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Board. He previously served as trustee to three other registered investment companies. In 1993, he founded an investment advisory firm that provides discretionary investment advice and advice on socially responsible investing. Mr. Little previously held NASD Series 6, 7, and 22 licenses. Mr. Little received a B.A. from Wabash College and a M. Div. from Christian Theological Seminary. Prior to completing his education, Mr. Little served in the U.S. Marine Corps. Mr. Little was selected to serve as Trustee of the Trust based primarily on his experience in the investment management industry.

Gary E. Hippenstiel – Mr. Hippenstiel has served as a mutual fund trustee since 1995. He has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Audit and Pricing Committees of the Board of Trustees. He previously served as a trustee to three other registered investment companies and a variable insurance trust. In 2008, Mr. Hippenstiel founded an investment consulting firm and he also previously served as Chairman of the investment committee for two family foundations. He served as Chief Investment Officer of Legacy Trust Company from 1991-2008, where he was responsible for establishing investment strategies and selecting and monitoring independent managers of trust accounts. Mr. Hippenstiel received a B.S. in Business Administration and an M.B.A. in Finance from the University of California, Berkeley. Mr. Hippenstiel was selected as Trustee based primarily on his experience in the investment management industry.

Daniel J. Condon – Mr. Condon has been an Independent Trustee of the Trust since its inception in 2002. He has also served as trustee of three other registered investment companies. From 1990 to 2002, he served as Vice President and General Manager of an international automotive equipment manufacturing company. Since 2002, he has served as CEO of various multi-national companies. Mr. Condon received a B.S. in Mechanical Engineering from Illinois Institute of Technology and an M.B.A. from Eastern Illinois University. He also received his registered Professional Engineer license. Mr. Condon was selected as Trustee based on his over 22 years of international business experience.

Ronald C. Tritschler – Mr. Tritschler has been a Trustee of the Trust since its inception in 2002. He also has served as trustee of three other registered investment companies. Since 1989, he has been a director, vice president and general counsel of a company that operates convenience stores. Since 2001, Mr. Tritschler has been CEO, director and general counsel of a national real estate company. He also is a director of a bank holding company. Mr. Tritschler received a B.A. in Business Administration from Baldwin-Wallace College and his J.D. and M.B.A. from the University of Toledo. Mr. Tritschler was selected to serve as a Trustee based primarily on his substantial business and legal experience.

Kenneth G.Y. Grant – Mr. Grant has been an Independent Trustee of the Trust since 2008. He is a founder of a trust company that offers collective investment trust products to qualified plans. Mr. Grant has over 27 years of executive leadership experience, including experience in management, business development for financial services firms, strategic planning, and investing. Mr. Grant also has

20

experience developing trust and plan accounting services for institutional investors. He currently serves as a senior executive of a retirement plan services provider, as senior vice president of a retirement association and as Treasurer of a council of churches. Mr. Grant received his B.A. in Psychology from Syracuse University, his Th.M. in Theology and Ethics from Boston University, and his M.B.A. from Clark University. Mr. Grant was selected to serve as a Trustee based primarily on his substantial experience in the retirement plan and financial services industry.

Nancy V. Kelly – Ms. Kelly has been a Trustee of the Trust since 2007. She currently serves as a risk management executive for Huntington’s Corporate Risk business segment. Prior to that, she served as the Segment Risk Officer for the Private Client Group business segment, and before that as the Regulatory Reform Director. Prior to that, she served as Chief Administrative Officer of Huntington’s Wealth Advisors, Government Finance, and Home Lending business segment from November 2010 to March 2012, and Executive Vice President of Huntington from December 2001 to November 2010. She is active as a community leader and she serves on the Board of several local organizations, including a youth social services agency. Ms. Kelly was selected to serve as a Trustee based primarily on her experience in managing securities-related businesses operated by banks and her senior position within Huntington Bank, which is an affiliate of the Trust’s administrator and distributor and also serves as custodian of certain series of the Trust. Ms. Kelly received a B.S. from Hood College in 1977, and an M.B.A. in 1981 from Xavier University.

Independent Trustees Messrs. Hippenstiel, Tritschler, Condon, and Little each have previous experience serving as trustees to other multi-series trusts, which means that they are familiar with issues relating to overseeing multiple advisers and multiple funds. Messrs. Hippenstiel, Little, and Grant have experience conducting due diligence on and evaluating investment advisers – Mr. Hippenstiel as the Chief Investment Officer of Legacy Trust, Mr. Little as the President of a registered investment adviser, and Mr. Grant as an officer of a bank which operated a collective investment trust. This means that they are qualified to review annually each adviser’s qualifications, including the qualification of Crawford Investment Counsel, Inc. to serve as adviser to the Fund. Ms. Kelly’s experience as an officer of the Trust’s custodial bank and former supervisor of the Trust’s administrator provides the Independent Trustees with insight into the operations of the service providers and their day-to-day administration of the Fund.

RISK MANAGEMENT. As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee, Pricing Committee, and the Advisory Contract Renewal Committee as described below:

•	The Audit Committee consists of Independent Trustees Messrs. Hippenstiel, Condon, Tritschler and Grant. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2014.

21

•	The Pricing Committee is responsible for reviewing and approving fair valuation determinations. The Pricing Committee meets at least quarterly to consider fair valuation determinations and to review information regarding the valuations and liquidity of certain securities held by series of the Trust. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. In addition to meetings to approve fair valuations, the Pricing Committee met four times during the year ended December 31, 2014.

•	The Advisory Contract Renewal Committee is responsible for conducting due diligence on the initial approval and subsequent renewals of investment advisory contracts between the Trust and the advisers and sub-advisers to each series of the Trust, and making a recommendation to the full Board of Trustees regarding approvals and renewals of these contracts. The Committee reviews materials of the type required by Section 15(c) of the Investment Company Act of 1940, which are provided by the investment advisers and sub-advisers and the Trust’s Administrator. The Committee also conducts interviews of advisers and sub-advisers to the Trust. The Advisory Contract Renewal Committee is comprised of all of the Trustees, although at least two Independent Trustees are required to establish a quorum. This Committee held five meetings during the year ended December 31, 2014.

Each Committee meets at least quarterly, and reviews reports provided by administrative service providers, legal counsel and independent accountants. The Committees report directly to the Board of Trustees.

The Independent Trustees have engaged their own independent legal counsel to provide advice on regulatory, compliance and other topics. In addition, the Board has engaged on behalf of the Trust a full-time Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks. He reports to the Board at least quarterly any material compliance items that have arisen, and annually he provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers. As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Trust’s series and their advisers and sub-advisers. Periodically the CCO provides reports to the Board that:

•	Assess the quality of the information the CCO receives from internal and external sources;

•	Assess how Trust personnel monitor and evaluate risks;

•	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;

•	Consider feedback from and provide feedback regarding critical risk issues to Trust and administrative and advisory personnel responsible for implementing risk management programs; and

•	Consider economic, industry, and regulatory developments, and recommend changes to the Trust’s compliance programs as necessary to meet new regulations or industry developments.

The Trustees meet in-person on a quarterly basis, typically for two days of meetings. Trustees also participate in special meetings and conference calls as needed. In addition to Board meetings, Trustees also participate in teleconferences each quarter to review and discuss 15(c) materials, and to interview advisers and sub-advisers whose contracts are up for renewal. Legal counsel to the Trust provides quarterly reports to the Board regarding regulatory developments. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to the series of the Trust:

(1)	Fund Performance/Morningstar Report/Portfolio Manager’s Commentary

22

(2)	Code of Ethics review

(3)	NAV Errors, if any

(4)	Distributor Compliance Reports

(5)	Timeliness of SEC Filings

(6)	Dividends and other Distributions

(7)	List of Brokers, Brokerage Commissions Paid and Average Commission Rate

(8)	Review of 12b-1 Payments

(9)	Multiple Class Expense Reports

(10)	Anti-Money Laundering/Customer Identification Reports

(11)	Administrator and CCO Compliance Reports

(l2)	Market Timing Reports

The Board of Trustees has not adopted a formal diversity policy. When soliciting future nominees for Trustee, the Board will make efforts to identify and solicit qualified minorities and women.

On an annual basis, the Trustees conduct an assessment of the Board’s and their individual effectiveness in overseeing the Trust. Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Trust or any of its service providers.

Based on the qualifications of each of the Trust’s Trustees and officers, the risk management practices adopted by the Board, including a regular review of several compliance and operational reports, and the committee structure adopted by the Board, the Trust believes that its leadership is appropriate.

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2014.

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald C. Tritschler	None	$50,001 – $100,000
Stephen A. Little	None	None
Daniel J. Condon	None	None
Kenneth G.Y. Grant	None	$10,001 - $50,000
Nancy V. Kelly	None	None

*	The Trust currently consists of 13 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses and the Fund incurs its share of such expenses, which are allocated among the series of the Trust in such manner as the Trustees determine to be fair and equitable.

23

Independent Trustees	Aggregate Compensation from the Fund		Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$3,323	[2]	$0	$0	$43,200
Stephen A. Little, Chairman of the Board	$3,323	[2]	$0	$0	$43,200
Daniel J. Condon, Trustee	$2,631	[3]	$0	$0	$34,200
Ronald C. Tritschler, Trustee	$2,631	[3]	$0	$0	$34,200
Kenneth G.Y. Grant, Trustee	$2,631	[3]	$0	$0	$34,200

Interested Trustees and Officers	Aggregate Compensation from the Fund		Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Nancy V. Kelly, Trustee	$0		$0	$0	$0
John C. Swhear, President	$0		$0	$0	$0
Zachary P. Richmond, Treasurer and CFO	$0		$0	$0	$0
Lynn E. Wood, Chief Compliance Officer	$9,651	[4]	$0	$0	$125,000	5,
Latavia M. Evans, Secretary	$0		$0	$0	$0

[1]	The Trust currently consists of 13 series.
[2]	During the fiscal year ended December 31, 2014, this Trustee received a total of $2,677 from the Fund.
[3]	During the fiscal year ended December 31, 2014, this Trustee received a total of $2,120 from the Fund.
[4]	During the fiscal year ended December 31, 2014, the CCO received a total of $6,464 from the Fund.
[5]	This amount does not include the value of benefits provided to the CCO. In addition to the CCO’s salary listed in the table, the CCO is allocated $25,000 for potential bonus compensation, as well as to pay for the CCO’s expenses in connection with compliance-related activities, including audits of advisers to the series of the Trust, attendance at compliance seminars, etc. These expenses are allocated to each series of the Trust in such manner as the Trustees determine to be fair and equitable.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor. As of April 1, 2015, the following persons were considered to be either a control person or principal shareholder of the Fund:

Class I Shares

Name and Address	% Ownership	Type of Ownership
Charles Schwab and Co., Inc. 101 Montgomery Street San Francisco, CA 94104	70.62%	Record

Wells Fargo Bank P.O. Box 1533 Minneapolis, MN 55480	6.13%	Record

24

As of April 1, 2015, the Trustees and officers of the Fund as a group beneficially did not own any shares of the Fund.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Huntington Asset Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker or dealer, clearance procedures, wire service quotations, statistical and other research services provided by the broker or dealer to the Fund and the Advisor. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Any research benefits received by the Advisor are available for all clients of the Advisor. When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place orders with firms that provide market, statistical and other research information to the Fund or the Advisor, although the Advisor is not authorized to pay higher commissions to firms that provide such services, except as described below.

The Advisor may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized

25

databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a “mixed use,” a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by the Advisor in cash.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. These payments will be made in exchange for the Advisor’s employing the broker to execute client transactions. The Advisor also may enter into “soft dollar” arrangements with certain brokers whereby such brokers partially pay for the Advisor’s use of on-line data services for investment research. For example, the Advisor has oral and written soft dollar agreements with broker-dealers to provide research services used by the Advisor to determine which broker-dealers have been active in a particular issue or have posted indication of interest in purchasing or selling a security. The Advisor also receives numerous research reports and news services that allow the Advisor’s portfolio managers, analysts and traders to screen, search and research both current and future holdings, monitor news, research trading activity and volume and monitor clients’ portfolio holdings. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

For the fiscal year ended December 31, 2014, the Advisor directed the following amounts in brokerage transactions to brokers on the basis of research services provided by such brokers to the Fund:

Total Transactions	Total Commissions
$48,828,312	$60,898

When the Fund and another of the Advisor’s clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any

26

particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchases and sales will normally be made by random client selection.

The following table provides information regarding brokerage commissions paid by the Fund during the fiscal periods indicated.

Fiscal Year Ended	Brokerage Commissions Paid
December 31, 2014	$60,898
December 31, 2013	$60,905
December 31, 2012*	$10,817

*	For the fiscal period September 26, 2012 through December 31, 2012.

The Trust, the Advisor and the Distributor have each adopted a Code of Ethics (the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund or the Advisor, free of charge, by calling Shareholder Services at (800) 431-1716. You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

27

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s Trustees have adopted policies with respect to the disclosure of the Fund’s portfolio holdings. These policies generally prohibit the disclosure of information about the Fund’s portfolio to third-parties prior to (i) the filing of the information with the SEC, (ii) the dissemination of the information to all shareholders of the Fund, or (iii) the day after the information is posted to the Fund’s website. As described below, the policies allow for disclosure of non-public portfolio information to third-parties only if there is a legitimate business purpose for the disclosure. In addition, the policies require that the party receiving the portfolio holdings information execute a non-disclosure agreement that includes a prohibition on trading based on the information, unless the party is already subject to a duty of confidentiality (as determined by the Trust’s Chief Compliance Officer). Any arrangement to disclose non-public information about the Fund’s portfolio must be approved by the Trust’s Chief Compliance Officer. The Trust and the Advisor are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

Under the Trust’s policies, the Advisor is permitted to include Fund portfolio information that has already been made public through the Fund’s website or SEC filing in marketing literature and other communications to shareholders or other parties, provided that, in the case of portfolio information made public solely through the Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

28

The Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Fund’s Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also periodically discloses portfolio holdings information on a confidential basis to other parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel at any time. Fund service providers are required to keep this information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund.

The Fund may also disclose non-public portfolio holdings information to rating and ranking organizations, such as Morningstar Inc. and Lipper Inc., in connection with those firms’ research on and classification of the Fund and in order to gather information about how the Fund’s attributes (such as performance, volatility and expenses) compare to peer funds. In these instances, information about the Fund’s portfolio would be supplied within approximately 25 days after the end of the month. In addition, any such ratings organization would be required to keep the Fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary.

PROXY VOTING POLICY

The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates proxy voting to the Advisor, subject to the Advisor’s proxy voting policy and the supervision of the Board of Trustees. The Trust’s policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Advisor’s policy provides that generally the Advisor will vote with management for routine corporate proposals unless such a vote is not in the shareholders’ best interests. Non-routine votes are reviewed on a case-by-case basis.

You may obtain a copy of the Trust’s and the Advisor’s proxy voting policy by calling Shareholder Services at (800) 431-1716 to request a copy from the Trust’s Chief Compliance Officer, or by writing to Huntington Asset Services, Inc., the Fund’s transfer agent, at 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

29

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Fund is determined as of the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the NYSE is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Advisor in good faith according to procedures established by the Board of Trustees. The Board of Trustees annually approves the pricing services used by the fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an Independent Trustee who is a member of the Pricing Committee as fair valuation issues arise. Fair valued securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

Fixed income securities are generally valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, according to guidelines established by the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

30

CONTINGENT DEFERRED SALES CHARGE – CLASS C SHARES

Class C shares of the Fund are subject to a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem the shares within 12 months of purchase, based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRAs or other retirement plans. The Fund’s distributor receives the entire amount of any CDSC you pay.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to an election by the Trust on behalf of the Fund under Rule 18f-1 of the 1940 Act, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of a business trust, and intends to continue to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

Redemption of Fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares.

If the Fund does qualify as a RIC but (in a particular calendar year) distributes less than 98% of its ordinary income and 98.2% of its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•	Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock, securities, or foreign currencies) (the “Income Requirement”);

31

•	Diversify its investments in securities within certain statutory limits; and

•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

Pursuant to the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), if the Fund fails the gross income test for a taxable year, it will nevertheless be considered to have satisfied the test for such year if (i) the Fund satisfies certain procedural requirements and (ii) the Fund’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect. However, in such case, a tax is imposed on the Fund for the taxable year in which, absent the application of this provision, it would have failed the gross income test equal to the amount by which (i) the Fund’s non-qualifying gross income exceeds (ii) one-ninth of the Fund’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, if the Fund fails the asset diversification test as of the end of a quarter, it will nevertheless be considered to have satisfied the test as of the end of such quarter in the following circumstances. If the Fund’s failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (i) one percent of the total value of the Fund’s assets at the end of such quarter and (ii) $10,000,000 (a “de minimis failure”), the Fund will be considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter in a case that does not constitute a de minimis failure, the Fund will nevertheless be considered to have satisfied the asset diversification test as of the end of such quarter if (i) the Fund satisfies certain procedural requirements; (ii) the Fund’s failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and (iii) within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test. However, in this case, a tax is imposed on the Fund, at the current rate of 35%, on the net income generated by the assets that caused the Fund to fail the asset diversification test during the period for which the asset diversification test was not met. However, in all events, such tax will not be less than $50,000.

The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

32

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of capital gains and losses the Fund realizes in connection with the hedge. The Fund’s income from derivative instruments, if any, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends the Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are generally subject indirectly to the federal alternative minimum tax.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. During the fiscal year ended December 31, 2014, the Fund did not have capital loss carryforwards. Net capital losses, if any, incurred by the Fund have an indefinite carryover period pursuant to the provisions of the Modernization Act.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six-months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on the shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

33

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. A Trustee of the Trust is a member of the Custodian’s management. The Custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Huntington Asset Services, Inc. (“Huntington”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor. Huntington and the Distributor each operates as a wholly-owned subsidiary of Huntington Bancshares, Inc.

For its custodial services, the Custodian receives a monthly fee from the Fund based on the market value of assets under custody. The monthly fee is equal to an annual rate of 0.0125% of the first $75 million of market value; 0.0100% of the next $75 million of market value; and 0.0075% of market value in excess of $150 million. The Custodian also receives various transaction-based fees. Custodial fees are subject to a $250 monthly minimum fee per Fund account.

FUND SERVICES

Huntington Asset Services, Inc. (“Huntington”), 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, acts as the Fund’s transfer agent, fund accountant, and administrator. Certain officers of the Trust are members of management and/or employees of Huntington. Huntington is a wholly-owned subsidiary of Huntington Bancshares, the parent company of the Custodian and the Distributor. Certain officers of the Trust also are officers of Huntington.

Huntington maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Huntington receives a monthly fee from the Fund of $1.25 per shareholder account (subject to a minimum monthly fee of $2,000) for these transfer agency services.

In addition, Huntington provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Huntington receives a monthly fee from the Fund equal to an annual rate of 0.050% of the Fund’s average daily net assets up to $50 million, 0.040% of the Fund’s average daily net assets from $50 million to $100 million, 0.030% of the Fund’s average daily net assets from $100 million to $150 million, and 0.020% of the Fund’s average daily net assets over $150 million (subject to a minimum monthly fee of $2,292).

Huntington also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Huntington receives a monthly fee from the Fund equal to an annual rate of 0.100% of the Fund’s average daily net assets under $50 million, 0.070% of the Fund’s average daily net assets from $50 million to $100 million, 0.050% of the Fund’s average daily net assets from $100 million to $150 million, and 0.030% of the Fund’s average daily net assets over $150 million (subject to a minimum monthly fee of $3,125). Huntington also receives a compliance program services fee of $800 per month from the Fund.

34

The following table provides information regarding transfer agent, fund accounting and administrative services fees accrued by the Fund during the periods indicated. For the period ending December 31, 2012 and the fiscal years ended December 31, 2013 and 2014, Huntington waived $17,153, $39,347, and $40,262, respectively, of its fees.

Fiscal Period Ended	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
December 31, 2014	$35,191	$31,832	$62,267
December 31, 2013	$30,519	$20,584	$34,872
December 31, 2012*	$7,497	$5,278	$7,917

*	For the period September 26, 2012 (commencement of operations) through December 31, 2012.

35

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Ernst & Young LLP, 312 Walnut Street, Suite 1900, Cincinnati, OH 45202 has been selected as the Independent Registered Public Accounting Firm for the Fund for the fiscal year ending December 31, 2015. Ernst & Young LLP performs an annual audit of the Fund’s financial statements and will provide financial, tax and accounting services as requested, in accordance with applicable laws and regulations.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. Certain officers of the Trust are also officers of the Distributor, and a Trustee of the Trust is an officer of the Custodian, which, together with the Distributor and Huntington, are wholly-owned subsidiaries of Huntington Bancshares. As a result, such persons may be deemed to be affiliates of the Distributor.

The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

DISTRIBUTION PLAN

Class C Shares. The Fund has adopted a Class C Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on February 8-9, 2015 called for the purpose of, among other things, voting on such Plan. The Plan will be effective as of the date the Fund commences operations with respect to the Class C shares. The Plan will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such continuance.

Under the Plan, the Fund pays a fee to the Distributor, the Advisor or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) in connection with the promotion and distribution of the Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Because these fees are an ongoing expense, over time they reduce the net investment results of the Class C shares of the Fund and may cost you more than paying other types of sales charges. Depending on the amount of your investment and the length of time you hold your shares, your investment results will not equal the results of a different class of shares having a different sales charge and 12b-1 fee structure.

The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. The Trustees expect that the Plan will significantly enhance the Fund’s ability to expand distribution of Class C shares of the Fund. It is also anticipated that an increase in the

36

size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective. Pursuant to the Distribution Plan, the Board of Trustees reviews a written report each quarter of the distribution expenses incurred on behalf of the Fund.

FINANCIAL STATEMENTS

The financial statements and the report of the Independent Registered Public Accounting Firm, required to be included in the Statement of Additional Information, are incorporated herein by reference to the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2014, filed electronically on March 5, 2015 (File No. 811-21237). You can obtain the Annual Report without charge by calling Shareholder Services at (800) 431-1716 or upon written request.

37

Crawford Dividend Yield Fund

Class I (CDYLX)

Class C (CDYCX)

PROSPECTUS

April 28, 2015

INVESTMENT OBJECTIVE:

Attractive long-term total return with above average dividend yield in comparison with the Russell 1000 Value® Index.

600 Galleria Parkway, NW

Suite 1650

Atlanta, GA 30339

www.crawfordinvestmentfunds.com

(800) 431-1716

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY SECTION

Investment Objective

The investment objective of the Crawford Dividend Yield Fund (the “Fund”) is to provide attractive long-term total return with above average dividend yield, in comparison with the Russell 1000 Value© Index. Total return is comprised of both capital appreciation and income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class C
Maximum Deferred Sales Charge (Load)	NONE	1.00%[1]
Redemption Fee	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class C
Management Fees	1.00%	1.00%
Distribution and Shareholder Service (12b-1) Fees	NONE	1.00%
Other Expenses	10.61%	10.61%[2]
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	11.63%	12.63%
Fee Waiver/Expense Reimbursement[3]	(10.61)%	(10.61)%
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.02%	2.02%

[1]	This charge is eliminated after one year. The charge is based on the original purchase price or redemption proceeds, whichever is lower.
[2]	Other expenses for Class C shares are based on other expenses of Class I shares for the Fund’s last fiscal year.
[3]	The Fund’s Advisor has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding brokerage fees and commissions; borrowing costs; taxes; any 12b-1 fees; acquired fund fees and expenses; and extraordinary litigation expenses, do not exceed 1.00% through April 30, 2016. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement is subject to recoupment by the Advisor within three years, provided that the Fund is able to make the repayment without exceeding the 1.00% expense limitation.

1

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$104	$2,365	$4,336	$8,228
Class C	$303	$2,612	$4,665	$8,575
Class C (no redemption)	$205	$2,612	$4,665	$8,575

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Expense Example, above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the fund completes its first fiscal year of operations.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. and foreign companies that have above-average current dividend yields (in comparison to the companies included in the Russell 1000 Value® Index). A stock’s dividend yield is expressed as an annual percentage and is calculated as the company’s annual cash dividend per share divided by the current price of the stock. The Fund’s Advisor, Crawford Investment Counsel, Inc. (the “Advisor”), manages the Fund using its Crawford Dividend Yield strategy by investing primarily in companies with market capitalizations of $1 billion or more at the time of purchase. The Fund may also invest in equity real estate investment trusts (“REITs”). The Advisor believes it can produce competitive returns by investing in companies with above-average dividend yields where the Advisor

2

believes the risk of a dividend cut is unlikely or already anticipated by the market. The Advisor utilizes a bottom-up, value-oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the dividend appears to be supported by the company’s cash flow, balance sheet, and earnings.

The Advisor believes that, by focusing on companies that appear to have consistent earnings, adequate cash flow generation and supportive balance sheets, the Fund’s portfolio companies will tend to be less volatile than the Russell 1000 Value® Index. The Advisor also believes that the above-average dividend yields of the Fund’s portfolio companies could lead to less stock price volatility than experienced by other companies of a similar size because a larger portion of total return can be provided by the dividend income.

The Fund will not invest more than 5% of its assets in any one issuer, measured at the time of purchase. Certain economic sectors may be overweighted compared to others because the Advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the S&P 500® Index or two times the weighting of that sector in the Index, whichever is greater, measured at the time of purchase. The Advisor generally strives for below-average turnover with a preference for purchasing securities for the long-term.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

•	Market Risk. The prices of securities held by the Fund may decline sharply in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

•	Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.

•	Dividend Risk. Changes to the dividend policies of companies in which the Fund invests and the capital resources available for dividend payment at such companies may harm Fund performance. The Fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends.

•	Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

•

Small and Mid-Cap Risk. Investments in small- and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in lower volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic

3

than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than larger companies.

•	Management Risk. Because the Fund is actively managed, it may underperform its benchmark or other funds with similar investment objectives. The Advisor’s investment strategy may fail to produce the intended results and the Fund may fail to meet its investment objective.

•	Foreign Securities Risk. Investing in foreign securities may involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.

•	REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.

•	Sector Risk. To the extent that the Fund focuses in one or more industries or sectors, factors negatively affecting those industries or sectors could cause significant losses to the Fund.

Performance

Performance information will be available after the Fund completes a full calendar year of operation.

Portfolio Management

Investment Advisor – Crawford Investment Counsel, Inc.

Portfolio Manager – John H. Crawford, IV, CFA – Managing Director of Equity Investments and Portfolio Manager for the Fund since its inception in November 2014.

Purchase and Sale of Fund Shares

Minimum Initial Investment	To Place Buy or Sell Orders
Class I - $10,000 for all account types Class C - $2,500 for all account types There is no minimum amount for subsequent investments.	By Mail: Crawford Dividend Yield Fund c/o: Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206 By Phone: (800) 431-1716

4

You may sell or redeem shares directly through the Fund or through your dealer or financial advisor. Please contact your financial intermediary directly to find out if additional requirements apply.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, IRA or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL

INVESTMENT STRATEGIES AND RELATED RISKS

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. and foreign companies that have above-average dividend yields (in comparison to the companies included in the Russell 1000 Value® Index). The Advisor manages the Fund using its Crawford Dividend Yield strategy by investing primarily in companies with market capitalization of $1 billion or more at the time of purchase. The Fund may also invest in equity real estate investment trusts (“REITs”). The Advisor believes it can produce competitive returns by investing in companies with above-average dividend yields where the Advisor believes the risk of a dividend cut is unlikely or already anticipated by the market. The Advisor utilizes a bottom-up, value-oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the dividend appears to be supported by the company’s cash flow, balance sheet, and earnings. The Advisor’s equity investment team works together to identify appropriate stocks. The Fund’s portfolio manager is responsible for selecting stocks for the Fund’s portfolio and implementing its investment strategy.

The Advisor’s goal is to identify high quality companies that have strong balance sheets, predictable earnings to help support the dividend, and the potential for above-average total returns. When selecting portfolio companies, the Advisor’s research process starts with a universe of companies that pay a dividend. Traditional fundamental analysis is conducted, collectively and individually, on existing holdings as well as potential buy candidates. Traditional fundamental analysis includes balance sheet and income statement analysis, valuation analysis, and discounted cash flow modeling. In an effort to determine a conservative

5

growth rate for the valuation models, the analyst/team may look at historical earnings, current trends, top line volume growth, capital expenditures, pricing power, industry growth, new products, margin trends and market share trends, among other factors, to develop an estimate of earnings growth over the next one-year and five-years. After the fundamental analysis has been completed, the Advisor selects a portfolio of companies it believes are undervalued and that present an attractive trade-off between risk and return.

The Advisor believes that, by focusing on companies with consistent earnings, adequate cash flow generation and supportive balance sheets, the Fund’s portfolio companies will tend to be less volatile than the Russell 1000 Value® Index. The Advisor also believes that the above-average dividend yields of the Fund’s portfolio companies could lead to less stock price volatility than experienced by other companies of a similar size because a larger portion of total return can be provided by the dividend income.

The Advisor expects that the volatility of the Fund’s returns will be lower than that of its benchmark index, the Russell 1000 Value® Index (the “Index”), as measured by quarterly standard deviation of returns on an annualized basis. Standard deviation measures how widely the returns of an index or fund vary from its average return – higher standard deviation reflects a greater volatility of returns.

Under normal circumstances the Fund will invest at least 80% of its assets in securities of companies that pay or are expected to pay regular dividends. The Fund may invest in securities issued by foreign companies directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. ADRs are receipts, issued by domestic banks, for shares of a foreign-based corporation that entitle the holders to dividends and capital gains on the underlying security.

The Fund will not invest more than 5% of its assets in any one issuer, measured at the time of purchase. Certain economic sectors may be overweighted compared to others because the Advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the S&P 500 Index or two times the weighting of that sector in the S&P 500 Index, whichever is greater, measured at the time of purchase. The Advisor attempts to minimize short-term capital gains and postpone long-term gains when possible.

6

The Fund may sell a security when the Advisor believes that the issuer’s fundamentals have deteriorated, if the issuer decreases its dividends, or if the Advisor believes that the security has become overvalued. The Fund also may sell a security when the Advisor believes that a better investment opportunity is available.

To the extent consistent with the Fund’s principal strategies as described above, pending selection of investments, or for cash management purposes, the Fund may invest in money market funds or other investment companies that hold primarily investment grade short-term money market instruments, including U.S. Government and agency securities.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

•	Market Risk. The prices of securities held by the Fund may decline sharply in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

•	Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values, either because the market fails to recognize what the Advisor considers to be the companies’ true business values or because the Advisor misjudges those values. In addition, value stocks may become less attractive to investors during certain market cycles and underperform growth stocks.

•	Dividend Risk. The dividend policies of the Fund’s portfolio companies are highly influenced by the favorable federal income tax treatment generally afforded to dividends. Any change in this favorable federal income tax treatment may hurt the value of the Fund’s portfolio and the Fund’s ability to pursue its investment objective. The ability of the Fund’s portfolio companies to pay dividends is dependent on the economic climate and the companies’ current earnings and capital resources. Changes in economic conditions or a company’s earnings or financial resources could cause a company to reduce its dividend payments or suspend the payment of dividends altogether.

•	Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

•	Small and Mid-Cap Risk. Investments in small- and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in lower volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than larger companies.

7

•	Management Risk. Because the Fund is actively managed, it may underperform its benchmark or other funds with similar investment objectives. The Advisor’s investment strategy may fail to produce the intended results and the Fund may fail to meet its investment objective.

•	Foreign Securities Risk. Foreign securities may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies may represent a small number of industries. Foreign issuers may not be subject to the same degree of regulation as U.S. issuers. Nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign company. In addition, the value of securities denominated in foreign currencies can change when foreign currencies strengthen or weaken relative to the U.S. dollar. These currency movements may negatively impact the value of the Fund’s portfolio even when there is no change in the value of the related security in the issuer’s home country. Settlement procedures in foreign markets may be more complex than in the United States and involve additional risks, including the risk of delay in payment or delivery of securities or the loss of Fund securities or cash due to failures in the system, such as corruption or fraud.

•	REIT Risk. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate directly, such as: (i) possible declines in the value of real estate, (ii) adverse general and local economic conditions, (iii) possible lack of availability of mortgage funds, (iv) changes in interest rates, and (v) environmental problems. In addition, REITs are subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management skills; (b) limited diversification; (c) the risks of locating and managing financing for projects; (d) heavy cash flow dependency; (e) possible default by borrowers; (f) the costs and potential losses of self-liquidation of one or more holdings; (g) the possibility of failing to maintain exemptions from securities registration; and, (h) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.

•	Sector Risk. To the extent that the Fund focuses in one or more industries or sectors, factors negatively affecting those industries or sectors could cause significant losses to the Fund.

Is the Fund right for you?

The Fund may be suitable for:

•	Long-term investors seeking a fund with a value investment strategy

•	Investors who can tolerate the risks associated with common stocks

General

The investment objective of the Fund, as well as the Fund’s policy of investing, under normal circumstances, at least 80% of its assets in securities of companies that pay or are expected to pay regular dividends, may be changed without shareholder approval upon at least 60 days’ prior written notice to shareholders.

8

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. Government securities, money market instruments, securities of money market funds or repurchase agreements. If the Fund invests in shares of a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ACCOUNT INFORMATION

How to Buy Shares

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We also may ask to see your driver’s license or other identifying documents, and may take additional steps to verify your identity. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the net asset value per share (“NAV”) determined on the day in which your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Classes of Shares

The Fund currently offers two share classes: Class I and Class C. Each class of shares of the Fund has its own fee structure, allowing you to choose the class that best meets your situation. The class that may be best for you depends on a number of factors, including the amount and the length of time that you expect to invest. Class I shares will be less expensive than Class C shares for investors who meet the Class I investment minimum. At the discretion of the Advisor, investors may exchange their shares of one class for shares of another class.

9

Class I. Class I shares require a minimum initial investment of $10,000. There is no minimum for subsequent investments. Class I shares are available at net asset value, and are not subject to any 12b-1 fees. Class I shares can be purchased directly through the distributor or other financial institutions, which may charge transaction fees with respect to your purchase.

Class C. Class C shares require a minimum initial investment of $2,500. There is no minimum for subsequent investments. Class C shares are available through registered broker-dealers, banks, advisors and other financial institutions. Class C shares are purchased at net asset value without deducting a sales charge. You do not pay an initial sales charge on purchases of Class C shares and all of your purchase payment is immediately invested in the Fund. The dealer of record will typically receive a payment from the Fund’s distributor of 1.00% of the amount you invest in Class C shares. If you redeem your Class C shares within 12 months of purchase, you will be subject to a 1.00% contingent deferred sales charge (“CDSC”), based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. Class C shares are also subject to a 12b-1 fee of 1.00% of the average daily net assets of the Fund’s Class C shares.

The Fund reserves the right to change the above eligibility criteria for any share class. The Advisor may waive the minimums for any class of shares at its discretion, including for existing clients of the Advisor. The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary. If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment; however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions (other than the 1.00% CDSC on Class C shares redeemed within one-year of purchase). However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

By Mail - To be in proper form, your initial purchase request must include:

•	a completed and signed investment application form; and

•	a personal check with name pre-printed (subject to the minimum amount) made payable to the Fund; and

•	an indication of which share class is to be purchased

Mail the application and check to:

U.S. Mail:          Crawford Dividend Yield Fund

c/o Huntington Asset Services, Inc.

P.O. Box 6110

Indianapolis, Indiana 46206-6110

10

Overnight:          Crawford Dividend Yield Fund

c/o Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, Indiana 46208

By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Shareholder Services at (800) 431-1716 to obtain instruction on how to set up your account and to obtain an account number.

You must provide a signed application to Huntington Asset Services, Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and its transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or its transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

By Depositing Securities - Shares of the Fund may be purchased in exchange for an investor’s securities if the securities are acceptable to the Fund and satisfy applicable investment objectives and policies. Investors interested in exchanging securities must contact Crawford Investment Counsel, Inc., the Fund’s Advisor, to acquire instructions regarding submission of a written description of the securities which the investor wishes to exchange. The Advisor requires that investors represent that all securities offered to the Fund are not subject to any sale restrictions. Within five business days after receipt of the written description, the Advisor will advise the investor whether the securities to be exchanged are acceptable. There is no charge for this review by the Advisor. Upon the Advisor’s acceptance of such exchange orders, the investor must deliver the securities in fully negotiable form within five days.

Securities accepted by the Fund must have a readily ascertainable value as determined by the Fund’s custodian. Securities are valued in the manner described for valuing Fund assets in the section titled “Determination of Net Asset Value.” Acceptance of such orders may occur on any day during the five-day period afforded Crawford Investment Counsel to review the acceptability of the securities. The Advisor will provide delivery instructions at the time of acceptance. A gain or loss for federal income tax purposes may be realized by the investor upon the exchange of securities, depending upon the adjusted tax basis and value of the securities tendered. The Fund will accept securities in this manner only for purposes of investment, and not for resale.

11

Additional Investments

You may purchase additional shares of the Fund at any time by mail, wire or automatic investment. Each additional mail purchase request must contain:

-your name

-the name on your account(s)

-your account number(s)

-a check made payable to “Crawford Dividend Yield Fund”

Checks should be sent to the Fund at the address listed under the heading “Initial Purchase – By Mail” in this prospectus. To wire money, you must call Shareholder Services at (800) 431-1716 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application or completing a systematic investment plan form with the proper signature guarantee and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $100 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

12

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should call Shareholder Services at (800) 431-1716 to obtain information about opening an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Please call Shareholder Services at (800) 431-1716 to obtain information about IRA custodial fees.

Distribution Plan

The Fund has adopted a distribution plan for its Class C shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the Fund’s plan, the Fund pays the Fund’s distributor, the Advisor and/or other financial institutions, a fee of 1.00% of the average daily net assets of Class C shares (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing Class C shareholders). Because these fees are an ongoing expense, over time they reduce the net investment results of the Fund. Class I shares, for shareholders who meet the investment minimum, will be less expensive than Class C shares because they do not charge a 12b-1 fee.

13

Dealer Compensation

Qualifying dealers who sell Class C shares will typically receive a payment from the Fund’s distributor of 1.00% of the amount you invest in Class C shares. In addition, the Fund typically pays an annual 12b-1 fee of up to 1.00% of Class C shares to dealers of record beginning the 13th month after purchase.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its transfer agent may refuse any purchase order for any reason. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks, bank official checks, and bank money orders may be accepted. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired).

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sale orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the NAV next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How to Redeem Shares

You may receive redemption payments by check, ACH or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. As further described below, the Fund assesses a 1.00% CDSC against investment proceeds of Class C shares redeemed within one year of investment.

A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s NAV, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional

14

expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:    Crawford Dividend Yield Fund

    c/o Huntington Asset Services, Inc.

    P.O. Box 6110

    Indianapolis, Indiana 46206-6110

Overnight:   Crawford Dividend Yield Fund

    c/o Huntington Asset Services, Inc.

    2960 North Meridian Street, Suite 300

    Indianapolis, Indiana 46208

Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, if the mailing address has been changed within 30 days of the redemption request, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. The Fund may also require a signature guarantee for redemptions of $50,000 or more. Signature guarantees are for the protection of shareholders. All redemptions requiring a signature guarantee must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. For joint accounts, both signatures must be guaranteed. Please call Shareholder Services at (800) 431-1716 if you have questions. At the discretion of the Fund or the transfer agent, you may be required to furnish additional legal documents prior to a redemption to ensure proper authorization.

By Telephone - You may redeem any part of your account (up to $50,000) in the Fund by calling Shareholder Services at (800) 431-1716. You must first complete the Optional Telephone Redemption and Exchange section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option. The Fund, its transfer agent and custodian are not liable for following redemption instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine, subject to applicable law. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

15

The Fund or the transfer agent may terminate telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and, in a timely fashion, responding to telephone requests for redemptions. If you are unable to reach the Fund by telephone, you may request a redemption by mail.

Contingent Deferred Sales Charge

Class C shares are subject to a CDSC of 1.00% if redeemed within twelve months of purchase. The holding period is calculated on a monthly basis and begins on the first day of the month in which the shares were bought. The CDSC is assessed on an amount equal to the then current market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of original purchase) being redeemed, whichever is lower. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no CDSC is assessed on Class C Shares derived from reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a CDSC (including shares which represent reinvested dividends and distributions), and then of shares subject to the CDSC. You should retain any records necessary to substantiate the historical cost of your shares, as the Fund and your financial intermediary may not retain this information.

The Fund may waive the imposition of a CDSC on redemption of Class C Shares under certain circumstances and conditions, including without limitation, the following:

(i) redemptions following the death or permanent disability (as defined by the Internal Revenue Code) of a shareholder; and

(ii) required minimum distributions from a tax-deferred retirement plan or an IRA as required under the Internal Revenue Code.

Shareholders who think they may be eligible for a CDSC waiver should contact the Fund’s transfer agent or their financial intermediary prior to the redemption request to ensure receipt of the waiver.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at (800) 431-1716. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission), the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

16

For non-retirement accounts, redemption proceeds, including dividends and other distributions, sent by check by the Fund and not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. Redemption proceeds that are reinvested are subject to the risk of loss like any other investment in the Fund.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $2,500 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. In such event, the Fund will provide notice to shareholders, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary liquidation will create a capital gain or capital loss which may have tax consequences about which you should consult your tax advisor.

Fund Policy on Market Timing

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to any investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. The Fund’s administrator performs automated monitoring of short-term trading activity, if any, in the Fund’s shares. Any instance of suspected short-term trading is investigated by the Administrator’s compliance department. If such trades were deemed to be a violation of the Fund’s short-term trading policy, then the Fund’s Advisor would be notified and action taken, such as suspending future purchases by the short-term trader. The Administrator provides a quarterly certification to the Board of Trustees, confirming that it has monitored Fund shareholders’ trades for potential short-term trading activity and, if such activity were to be discovered, the Administrator would be required to report such short-term trading to the Board of Trustees.

While the Fund attempts to deter market timing, there is no assurance that the Fund will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Despite the Fund’s efforts to detect and prevent abusive trading activities, it may be difficult to identify such activity in certain omnibus accounts traded through a financial intermediary. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers and redeemers of Fund shares are netted against one another and the identities of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.

17

Consequently, the Fund may not have knowledge of the identity of investors and their transactions. Under a federal rule, the Fund is required to have an agreement with many of its financial intermediaries obligating the intermediaries to provide, upon the Fund’s request, information regarding the financial intermediaries’ customers and their transactions. However, there can be no guarantee that all excessive, short-term or other abusive trading activities will be detected, even with such an agreement in place. Certain financial intermediaries, in particular retirement plan sponsors and administrators, may have less restrictive policies regarding short-term trading. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interests of the Fund or its shareholders, or if the Fund thinks that the trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

Determination of Net Asset Value

The price you pay for your shares is based on the NAV for each class. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business (the NYSE is closed on weekends, most Federal holidays and Good Friday). For each class, the NAV is calculated by dividing the value of the total assets of the class (including interest and dividends accrued but not yet received) minus liabilities of the class (including accrued expenses) by the total number of shares of the class outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after the Fund receives your order (including any information, payment and/or certifications required to complete your order).

Securities held by the Fund generally are valued at market value. Short-term securities with maturities of 60 days or less are valued based on amortized cost. If a market quotation is not readily available or is deemed unreliable, the security will be valued at a fair value determined in good faith by the Advisor in accordance with policies and procedures adopted by the Board of Trustees. Fair valuation also is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable, based on factors such as: evidence of a thin market in the security based on a small number of quotations; a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value; or the Advisor is aware of other information that calls into question the reliability of market quotations. When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. Arbitrage opportunities may exist when trading in a portfolio security is halted and does not resume before the Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security. The Fund may invest in portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares and, as a result, the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

18

Dividends, Distributions and Taxes

Dividends and Distributions. The Fund typically distributes to its shareholders as dividends substantially all of its net investment income monthly and any realized net capital gains annually. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund.

Taxes. Net investment income distributed by the Fund generally will consist of interest income, if any, and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income, except as described below. Please see the table below for additional information.

The Fund will typically distribute net realized capital gains (the excess of net long-term capital gain over net short-term capital loss), if any, to its shareholders once a year. Capital gains are generated when the Fund sells its capital assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the capital asset sold. Distributions of gains recognized on the sale of capital assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of capital assets held longer than one year are taxed at long-term capital gains rates regardless of how long you have held your shares. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash. The Fund will send dividends and capital gain distributions elected to be received as cash to the address of record or bank of record on the applicable account. Your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares if any of the following occur:

•	Postal or other delivery service is unable to deliver checks to the address of record;

•	Dividends and capital gain distributions are not cashed within 180 days; or

•	Bank account of record is no longer valid.

Dividends and capital gain distribution checks issued by the Fund which are not cashed within 180 days will be reinvested in the Fund at the current day’s NAV. When reinvested, those amounts are subject to market risk (i.e., the risk of loss) like any other investment in the Fund.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

19

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the tax liabilities described in the table below for taxable accounts.

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects current law.

Type of Transaction	Tax Status

Qualified dividend income	Generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $413,200 (individual filers) or $464,850 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Net short-term capital gain distributions	Ordinary income rates.

Net long-term capital gain distributions	Generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $413,200 (individual filers) or $464,850 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% rate on non-corporate taxpayers whose income is equal to or less than $413,200 (individual filers) or $464,850 (married filing jointly) and 20% on individual taxpayers whose income exceeds these thresholds and on most trusts and estates.

Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules.

An additional 3.8% Medicare tax generally will be imposed on certain net investment income of non-corporate taxpayers, including dividends and capital gain distributions received from the Fund and gains from the sale of shares, including redemptions.

As described generally above, designated dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% or 20% to the extent such dividends are attributable to qualified dividend income from the Fund’s investment in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from investments in debt securities, for example, such as interest income, dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate. In addition, any income derived from the Fund’s investments in REITs generally will not qualify for treatment as qualified dividend income.

20

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be a long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service (“IRS”) 28% (or any applicable higher rate) of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

Cost Basis Reporting. Federal law requires mutual fund companies to report their shareholders’ cost basis, gain/loss, and holding period to the IRS on Fund shareholders’ Form 1099s when “covered” securities are sold. Covered securities include any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen High Cost as its standing (default) tax lot identification method for all shareholders. The tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases (including reinvested dividends and declared or reinvested capital gain distributions) on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your IRS Form 1099-B if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Treasury Department regulations or consult your tax advisor with regard to your personal circumstances.

General Disclaimer. For those securities defined as “covered” under current IRS cost basis reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot identification information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

21

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

Advisor. Crawford Investment Counsel, Inc., 600 Galleria Parkway, NW, Suite 1650, Atlanta, GA 30339, serves as investment Advisor to the Fund. The Advisor has been providing portfolio management services since 1980 when it was founded by John H. Crawford, III. The Advisor provides investment advice to mutual funds and separately managed equity, fixed income and balanced portfolios of high net worth individuals, pension plans, trusts, and other institutional investors. As of December 31, 2014, the Advisor managed approximately $4.6 billion in assets. The Advisor is 100% employee-owned.

For its advisory services, the Advisor is entitled to receive a fee at the annual rate of 1.00% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse certain operating expenses so that total annual operating expenses, excluding any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, any indirect fees and expenses such as fees and expenses of acquired funds, and extraordinary litigation expenses, do not exceed 1.00% of the average daily net assets of the Fund. The contractual agreement is in place through April 30, 2016. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the waiver or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the 1.00% expense limitation. Because of the Advisor’s obligation to waive its fee, and to the extent necessary, reimburse certain Fund operating expenses, the Fund did not pay a management fee to the Advisor during the fiscal period November 14, 2014 (commencement of operations) through December 31, 2014.

A discussion regarding the factors considered by the Board of Trustees in approving the Fund’s management agreement is included in the Fund’s annual report to shareholders dated December 31, 2014.

Portfolio Manager. The investment decisions for the Fund are made by John H. Crawford, IV, CFA.

Mr. Crawford oversees the Advisor’s proprietary equity strategies and leads its equity research process. In addition to leading investment committee meetings and to supervising the Advisor’s team of dedicated equity analysts, he conducts stock specific research, and serves as portfolio manager of the Fund and of another mutual fund managed by the Advisor. He joined the Advisor in 1990. Mr. Crawford began his career in the investment industry at Merrill Lynch Capital Markets in 1988. He received his BBA degree from the University of Georgia and his Master of Finance from Georgia State University.

The Fund’s Statement of Additional Information provides the following additional information about the Fund’s portfolio manager: (i) compensation structure, (ii) a description of other accounts managed by the portfolio manager, and (iii) the portfolio manager’s ownership of shares of the Fund.

22

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the financial performance of the Fund for the period shown. The total return in the table represents the rate that you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information was audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report to Shareholders, which is available upon request and without charge.

23

CRAWFORD DIVIDEND YIELD FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	For the period ended December 31, 2014(a)
Selected Per Share Data
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income	0.12
Net realized and unrealized gain (loss)	(0.02	)(b)

Total from investment operations	0.10

Less distributions to shareholders:
From net investment income	(0.11)
From net realized gain	—

Total distributions	(0.11)

Net asset value, end of period	$24.99

Total Return (c)
Ratios and Supplemental Data	0.38	%(d)
Net assets, end of period (000)	$3,715
Ratio of expenses to average net assets	1.00	%(e)
Ratio of expenses to average net assets before waiver	11.61	%(e)
Ratio of net investment income to average net assets	3.91	%(e)
Portfolio turnover rate	9	%(d)

(a)	For the period November 14, 2014 (commencement of operations) to December 31, 2014.
(b)	The amount shown for a share outstanding throughout the period does not accord with the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)	Total return in the above table represents the rate that the shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

24

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountants and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

25

FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports: While the Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports detail the Fund’s actual investments as of their report dates. The reports also may include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI): The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission (“SEC”) and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus.

You can get free copies of the current SAI and the Fund’s Annual and Semi-Annual Reports by contacting Shareholder Services at (800) 431-1716. You may also request other information about the Fund and make shareholder inquiries. Alternatively, the Fund’s SAI and Annual and Semi-Annual Reports to Shareholders also will be made available, free of charge, at the Fund’s web site at www.crawfordinvestmentfunds.com.

You may review and copy information about the Fund (including the SAI and other reports) at the SEC Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act #811-21237

CRAWFORD DIVIDEND YIELD FUND

Class C Shares (CDYCX)

Class I Shares (CDYLX)

A Series of the Unified Series Trust

STATEMENT OF ADDITIONAL INFORMATION

April 28, 2015

This Statement of Additional Information (“SAI”) provides general information about the Crawford Dividend Yield Fund (the “Fund”), a series of the Unified Series Trust (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated April 28, 2015 (the “Prospectus”), as may be supplemented and amended from time to time, which is incorporated herein by reference. Portions of the Fund’s Annual Report are incorporated by reference into this SAI. To obtain a free copy of the Fund’s Prospectus or Annual Report, please write the transfer agent at Huntington Asset Services, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, Indiana 46208, call Shareholder Services at (800) 431-1716, or visit the Fund’s website at www.crawfordinvestmentfunds.com.

DESCRIPTION OF THE TRUST AND FUND

Crawford Dividend Yield Fund was organized as a diversified series of Unified Series Trust (the “Trust”) on May 19, 2014. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The investment advisor to the Fund is Crawford Investment Counsel, Inc. (the “Advisor”).

The Fund currently offers two classes of shares, Class C and Class I. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Trustees. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund’s transfer agent for the account of the shareholder. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he or she owns and fractional votes for fractional shares he or she owns. All shares of the Fund have equal liquidation rights. The Trust Agreement can be amended by the Trustees, except that certain amendments that could adversely affect the rights of shareholders must be approved by the shareholders affected. All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund. The Fund will provide notice to the shareholders if the Board determines, in its sole judgment, to liquidate the Fund, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary liquidation will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax advisor.

For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Fund’s annual report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains additional information regarding some of the investments the Fund may make,some of the techniques it may use, and certain risks that may affect the Fund.

A. Equity Securities. Equity securities include common stock and common stock equivalents (such as rights and warrants, and convertible securities). Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. The Fund will invest principally in a portfolio of equity securities of companies that the Advisor believes to be undervalued. Securities of a company may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock market in general, or as a result of a market decline, poor economic conditions, tax-loss selling or actual or anticipated unfavorable developments affecting the company. The Fund will invest in equity securities that the Advisor believes have above-average total return potential. The criterion used to identify such stocks include a history of consistent increasing dividend payouts, predictable and consistent earnings growth and strong balance sheet presence.

B. Foreign Securities. The Fund may invest in foreign securities, either directly or through depositary receipts, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “Depositary Receipts”). ADRs are receipts, issued by domestic banks, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risk associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or on NASDAQ. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.

Depositary Receipts reduce but do not eliminate all the risk inherent in investing in the securities of foreign issuers. To the extent that the Fund acquires Depositary Receipts through banks that do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipt to issue and service such Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.

Other foreign securities may be denominated in U.S. dollars and trade on domestic stock exchanges. Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest, or adverse diplomatic developments. There is no assurance that the Advisor will be able to anticipate or counter these potential events and their impacts on the Fund’s share price.

C. Convertible Securities. A convertible security is a bond, debenture, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock. The Fund may invest in convertible securities rated B or higher by Standard & Poor’s Corporation (“S&P”) or by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, determined by the Advisor to be of comparable quality. Generally, investments in securities in the lower rating categories provide higher yields but involve greater volatility of price and risk of loss of principal and interest than investments in securities with higher ratings. Securities rated lower than Baa by Moody’s or BBB by S&P are considered speculative. In addition, lower ratings reflect a greater possibility of an adverse change in the financial conditions affecting the ability of the issuer to make payments of principal and interest. The market price of lower-rated securities generally responds to short-term corporate and market developments to a greater extent than higher-rated securities which react primarily to fluctuations in the general level of interest rates. Lower-rated securities will also be affected by the market’s perception of their credit quality and the outlook for economic growth.

In the past, economic downturns or an increase in interest rates have under certain circumstances caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers.

The prices for these securities may be affected by legislative and regulatory developments. For example, federal rules were adopted that required savings and loan associations gradually to reduce their holdings of high-yield securities. An effect of this legislation may be to significantly depress the prices of outstanding lower-rated securities. The market for lower-rated securities may be less liquid than the market for higher-rated securities. Furthermore, the liquidity of lower-rated securities may be affected by the market’s perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher-rated securities, and it also may be more difficult during certain adverse market conditions to sell lower-rated securities at their fair value to meet redemption requests or to respond to changes in the market.

If the rating of a security by S&P or Moody’s drops below B the Advisor will dispose of the security as soon as practicable (depending on market conditions) unless the Advisor determines based on its own credit analysis that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk. The Advisor will consider all factors which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risk through conditions and trends. While the Advisor may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

D. Preferred Stock. Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks. All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds. In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by S&P and Moody’s although there is no minimum rating which a preferred stock must have (and a preferred stock may not be rated) to be an eligible investment for the Fund. The Advisor expects, however, that generally the preferred stocks in which the Fund invests will be rated at least CCC by S&P or Caa by Moody’s or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody’s are likely to be in arrears on dividend payments. Moody’s rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

E. Repurchase Agreements. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government (“U.S. Government Obligations”) (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with its custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

F. Reverse Repurchase Agreements. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the Advisor. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid, high quality, debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

G. Mortgage-Backed and Asset-Backed Securities. The Fund may invest in mortgage-backed securities, including collateralized mortgage obligations, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. In addition, the Fund may buy asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sale contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and other categories of receivables. These securities are generally issued by trusts and special purpose corporations. Mortgage-backed and asset-backed securities are often subject to more rapid repayment than their stated maturity dates would indicate because of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying mortgage-backed and asset-backed securities can be expected to accelerate, and thus impair the Fund’s ability to reinvest the returns of principal at comparable yields. Accordingly, the market value of these securities will vary with changes in market interest rates generally and in yield differentials among various kinds of U.S. Government securities and other mortgage-backed and asset-backed securities. Asset-backed securities present certain additional risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. There is the possibility that, in some cases, recoveries on repossessed collateral may not be available to support payments on these securities.

H. Derivatives Transactions. The Fund may utilize various investment strategies as described below for a variety of purposes, such as hedging various market risks or enhancing potential gain.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity indices and other instruments, and purchase and sell futures contracts and options thereon (collectively, “Strategic Transactions”). In addition, Strategic Transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limits imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund’s assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Advisor’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options and futures to limit leveraging of the Fund.

Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor’s view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund’s position. In addition, futures and options markets may not be liquid in all circumstances. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

1. Options on Securities Indices. The Fund may purchase and sell call and put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount.

The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

2. Options on Foreign Currencies. The Fund may buy and write (sell) put and call options on foreign currencies traded on U.S. exchanges or in the over-the-counter markets. Like other kinds of options, the writing of an option on foreign currency will be only a partial hedge, up to the amount of the premium received, and the Fund could be required to buy or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund’s position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

3. General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of the Fund’s assets in special accounts, as described below under “Use of Segregated and Other Special Accounts.”

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price. For instance, the Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial future, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. The Fund is authorized to purchase and sell exchange-listed options. However, the Fund may not purchase or sell over-the-counter options, which are considered illiquid by the SEC staff. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase its income. The sale of put options can also provide income.

The Fund may purchase and sell call options on equity securities (including convertible securities that are traded on U.S. and foreign securities exchanges, and on securities indices and futures contracts. All calls sold by the Fund must be “covered” (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on equity securities (including convertible securities) and on securities indices. The Fund will not sell put options if, as a result, more than 50% of the Fund’s total assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

4. General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund’s use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 15% of the Fund’s total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 15% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

5. Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require it to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require it to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

OCC-issued and exchange-listed index options will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC-guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC-issued and exchange-listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets, if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

I. When-Issued and Delayed Delivery Transactions. The Fund may buy debt securities on a “when-issued” or “delayed delivery” basis. These transactions are arrangements under which the Fund buys securities with payment and delivery scheduled for a future time. Purchases of debt securities on a when-issued or delayed delivery basis are subject to market fluctuation and to the risk that the value or yields at delivery may be more or less than the purchase price or the yields available when the transaction was entered into. Although the Fund will generally buy debt securities on a when-issued basis with the intention of acquiring such securities, it may sell them before the settlement date if it deems the sale to be advisable. The Fund will not enter into these transactions for investment leverage. When the Fund is the buyer in such a transaction, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of its purchase commitments until payment is made.

In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The other party’s failure may cause the Fund to miss a price or yield considered advantageous. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. The Fund is not subject to any percentage limit on the amount of its assets that may be invested in when-issued debt securities.

J. Corporate Debt Securities. The Fund may invest in corporate debt securities. Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. Investments in corporate debt securities involve both credit and interest rate risk. The value of fixed income securities will fluctuate with changes in interest rates and bond market conditions, tending to rise as interest rates decline and to decline as interest rates rise. Corporate debt securities generally offer less current yield than securities of lower quality, but lower quality securities generally have less liquidity, greater credit and market risk and, as a result, more price volatility. Longer-term bonds are, however, generally more volatile than bonds with shorter maturities.

K. Lower Quality Debt Securities. The Fund may invest up to 10% of its assets in lower-rated securities or comparable unrated securities. These securities (commonly called “junk bonds”) often are considered to be speculative and involve greater risk of default or price change due to changes in the issuer’s creditworthiness or changes in economic conditions. The market prices of these securities will fluctuate over time, may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. The market for lower quality securities may be less liquid than the market for securities of higher quality. Furthermore, the liquidity of lower quality securities may be affected by the market’s perception of their credit quality. Therefore, judgment may at times play a greater role in valuing these securities than in the case of higher quality securities, and it also may be more difficult during certain adverse market conditions to sell lower quality securities at their fair value to meet redemption requests or to respond to changes in the market.

Lower quality securities present risks based on payment expectations. For example, high yield bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield bond’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets. If the Fund experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Advisor’s research and credit analysis are an integral part of managing any securities of this type held by the Fund. In considering investments for the Fund, the Advisor attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

L. Zero Coupon Securities. Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest before maturity or a specified date when the securities begin paying current interest (the cash payment date) and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality.

M. Structured Notes. The Fund may invest up to 5% of its total assets in structured notes. Structured notes entitle their holders to receive some portion of the principal or interest payments that would be due on traditional debt obligations. A zero coupon bond, which is the right to receive only the principal portion of a debt security, is a simple form of structured note. Investments in structured notes involve risks including income risk, credit and market risk. A structured note’s performance or value may be linked to a change in return, interest rate, or value at maturity of the change in an identified or “linked” equity security, currency, interest rate, index or other financial indicator.

When investing in structured products, it is impossible to predict whether the underlying index or prices of the underlying securities will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect particular issuers of securities and capital markets generally. The Fund’s right to receive principal or interest payments on a structured note may also vary in timing or amount, depending on changes in the reference factors. For example, where the Fund’s structured notes are linked to factors such as interest rates or a particular index, changes in interest rates and movement of the index may cause significant price fluctuations. In addition, changes in a reference instrument or security may cause the interest rate on a structured note to be reduced to zero, at which point further adverse changes may lead to a reduction in the principal amount payable on maturity. At final maturity, structured notes may be redeemed in cash or in kind, which is at the discretion of the issuer. If the notes are redeemed in kind, the Fund would receive shares of stock at a depressed price. To the extent that a structured note is not principal-protected through an insurance feature, the note’s principal will not be protected. Reverse convertible notes are not principal-protected. In the case of a decrease in the value of the underlying asset, the Fund would receive shares at a value less than the original amount invested; while an increase in the value of an underlying asset will not increase the return on the note. If the Fund sells the structured notes prior to maturity, it may suffer a loss of principal. Structured notes may also be less liquid than other types of securities, and may be more volatile than the reference instrument or security underlying the note. Consistent with the Fund’s policy on illiquid investments, the Fund will only invest in structured products to the extent the Advisor determines that such products are liquid.

N. Investment Company Securities. Equity securities in which the Fund may invest include shares of other investment companies, including money market funds, open-end and closed-end funds, and exchange-traded funds (“ETFs”). The Fund may invest in inverse ETFs, including leveraged ETFs. Inverse ETFs seek to provide investment results that match a certain percentage of the inverse of the results of a specific index on a daily or monthly basis. The Fund also may invest in ETFs whose portfolios primarily consist of commodities.

When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs is usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.

To the extent that the Fund invests in ETFs that invest in commodities, it will be subject to additional risks. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. The values of ETFs that invest in commodities are highly dependent on the prices of the related commodity. The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity ETFs may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

O. Real Estate Securities. Investments in Real Estate Investment Trusts (“REITS”) will subject the Fund to certain risks. For example, the value of an investment in REITs that directly own real property may be affected by changes in the value of that property, while REITs that invest in mortgages and other debt instruments related to real estate may be affected by the quality of any credit extended. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If this happens, the Fund could lose money. REITs depend on management skills and generally may not be diversified. These REITs also are dependent on the income generated by the underlying properties to meet operating expenses, and they are subject to borrower default and to self-liquidation.

The above factors also may adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REITs, particularly REITs that invest in mortgages, are subject to interest rate risk. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans gradually will align themselves to reflect changes in market interest rates. This causes the value of these investments to fluctuate less dramatically in response to interest rate fluctuations than investments in fixed-rate obligations.

A REIT could fail to qualify for tax-free pass-through of income or to maintain their exemptions from registration under the 1940 Act. Distributions by the Fund from REITs will not qualify for the corporate dividends received deduction, or, generally, for treatment as qualified dividend income. In addition, the Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes or may require the Fund to accrue and distribute income not yet received.

Portfolio Turnover

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund’s portfolio turnover rate for the fiscal period ended December 31, 2014 was 9%.

INVESTMENT LIMITATIONS

A. Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority of the outstanding shares” of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8. Diversification. With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or securities of other investment companies) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund’s investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

B. Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4. Short Sales. The Fund will not effect short sales of securities except as described in the Prospectus or this SAI.

5. Options. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus or this SAI.

6. Illiquid Securities. The Fund will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

8. Name Rule. The Fund normally will invest at least 80% of its assets in securities of issuers that pay or are expected to pay regular dividends. This investment policy may not be changed without at least 60 days prior written notice to the Fund’s shareholders.

INVESTMENT ADVIS OR

The Fund’s Advisor is Crawford Investment Counsel, Inc., 600 Galleria Parkway, NW, Suite 1650, Atlanta, GA 30339. The investment decisions for the Fund are made by the Fund’s Portfolio Manager, John H. Crawford, IV. The Advisor is 100% employee-owned.

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to oversight by the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and, to the extent necessary, reimburse certain Fund operating expenses, so that the Fund’s total annual expenses, excluding any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, indirect expenses (such as fees and expenses of acquired funds) and extraordinary litigation expenses, do not exceed 1.00% of the average daily net assets of the Fund. The contractual agreement is in place through April 30, 2016. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the 1.00% expense limitation.

The following table describes the advisory fees paid to the Advisor by the Fund during the period shown below:

Fiscal Period Ended	Advisory Fees Accrued	Total Expenses Reimbursed and/or Fees Waived		Net Advisory Fees Paid
December 31, 2014*	$4,287	$(37,969	)**	$0

*	For the period November 14, 2014 (commencement of operations) through December 31, 2014.
**	Subject to recoupment through December 31, 2017.

The Advisor retains the right to use the name “Crawford” in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust’s right to use the name “Crawford” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Advisor on 90 days written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, the Advisor believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Manager

John H. Crawford, IV, CFA is solely responsible for managing the Fund (the “Portfolio Manager”). In addition to acting as Portfolio Manager to the Fund, the Portfolio Manager also serves on the Advisor’s investment committee and, as such, is jointly responsible for making the investment decisions for the Advisor’s separate accounts. As a member of the Advisor’s investment committee, which consists of several other members, the Portfolio Manager was responsible for management of the following types of accounts as of December 31, 2014, in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	2	$186,925,150	0	$0
Pooled Investment Vehicles	2	$13,266,452	0	$0
Other Accounts	789	$2,174,609,458	2	$85,315,178

The Portfolio Manager is compensated for his services by the Advisor. The Portfolio Manager, as an owner of the Advisor, receives a fixed salary and a percentage of the Advisor’s net profits based on his percentage ownership of the Advisor. This compensation is not based on the performance of the Fund, though is partly based on the performance of certain accounts subject to a performance fee. As with all other employees of the Advisor, the Portfolio Manager also participates in the Advisor’s profit sharing and other benefit plans.

Conflicts may arise as a result of the Portfolio Manager’s dual role as portfolio manager to the Fund and to other clients of the Advisor, with respect to his allocation of time among such clients. However, because of the similarities in the investment strategies of the various accounts, many of his duties overlap. Moreover, as a result of combining responsibilities such as research and asset selection, the Portfolio Manager believes that he is able to provide both the Fund and the other clients with more thorough research and higher quality asset selection. However, from time to time, potential conflicts of interest may arise because the Portfolio Manager may be required to pursue different investment strategies on behalf of the Fund and other clients of the Advisor. For example, the Portfolio Manager may be required to consider an individual client’s existing positions, personal tax situation, suitability, personal biases and investment time horizon, which considerations would not affect his investment decisions on behalf of the Fund. This means that research on securities to determine the merits of including them in the Fund’s portfolio are similar, but not identical, to those employed in building the Advisor’s separate account client portfolios. The Advisor monitors the Portfolio Manager’s work load and, in the event of an overload, will take any necessary steps to allocate certain responsibilities to other employees of the Advisor.

To the extent the Fund and another of the Advisor’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made by random client selection.

As of December 31, 2014, the Portfolio Manager’s ownership of the Fund was as follows:

Portfolio Manager	Dollar Range of Fund Shares (Class I Shares)
John H. Crawford, IV	None

TRUSTEES AND OFFICERS

GENERAL QUALIFICATIONS. The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age – 67) Chairman of the Audit and Pricing Committees Independent Trustee, December 2002 to present	President and founder of Hippenstiel Investment Counsel LLC, a registered investment advisor, since November 2008; Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A., a full service trust company, from September 1991 to September 2008; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation from June 2005 to September 2011; Chairman of investment committee for the Diana Davis Spencer Foundation since October 2011 to May 2014; Chairman and Founder, Constitution Education Foundation since February 2011.

Stephen A. Little (Age - 68) Chairman, December 2004 to present; Independent Trustee, December 2002 to present	President and founder of The Rose, Inc., a registered investment advisor, since April 1993.

Daniel J. Condon (Age - 64) Independent Trustee, December 2002 to present	Chief Executive Officer of Standard Steel, LLC, a manufacturer of forged steel wheels and axles, since August 2011; Director and Vice President of Standard Steel Holdings Co., a holding company which owns Standard Steel, LLC, since January 2015; Director of Steel Wheels Acquisition Corp. and Standard Steel, Inc., both holding companies which, through subsidiaries, produced steel wheels and axles, from August 2011 to December 2014; President and CEO of International Crankshaft Inc., an automotive supply manufacturing company, from 2004 to August 2011; Director of International Crankshaft, Inc. since 2004; Chairman of SMI Crankshaft LLC, an automotive and truck supplier, from July 2010 to August 2011.

Ronald C. Tritschler (Age - 62) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006	Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial, a full-service bank, since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989. Past Chairman, Bluegrass Tomorrow, nonprofit organization, and Chairman of The Lexington Convention and Visitors’ Bureau.

Kenneth G.Y. Grant (Age – 66) Independent Trustee, May 2008 to present	Executive Vice President and Chief Officer , Corporate Development for Global Trust Company, a nondepository trust company, since 2008, Advisors Charitable Gift Fund since May 2005, Northeast Retirement Services, Inc., a provider of retirement and charitable services products, since February 2003 and Savings Banks Employees Retirement Association, a provider of qualified retirement benefit plans, since February 2003; Director, Lift Up Africa since 2008; Chair Investment Committee since January 2011 and past Chair, Board of Directors of Massachusetts Council of Churches; Member, Presbytery of Boston, Presbyterian Church (U.S.A.) since June 1975.

*	The address for each trustee is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust currently consists of 13 series.

The following table provides information regarding the interested Trustee and the Officers of the Trust.

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Nancy V. Kelly (Age - 59)*** Trustee, November 2007 to present	Executive Vice President of Huntington National Bank, the Trust’s custodian, since December 2001; Director, Wedgewood Golf & Country Club since October 2008; Director, Greenlawn Cemetery since October 2007; Director, Directions for Youth and Families, a social service agency, since August 2006.

John C. Swhear (Age - 53) President, August 2013 to present	Vice President of Legal Administration and Compliance for Huntington Asset Services, Inc., the Trust’s administrator, since April 2007, Director since May 2014; Chief Compliance Officer and Vice President of Valued Advisers Trust since August 2008; Interim President of Unified Series Trust from March 2012 to August 2013; Senior Vice President of Unified Series Trust from May 2007 to August 2013; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, since May 2007, Director since May 2014; Chief Compliance Officer and AML Officer of Capitol Series Trust since September 2013; Secretary of Huntington Funds from April 2010 to February 2012; President and Chief Executive Officer of Dreman Contrarian Funds, March 2010 to March 2011; Vice President and Acting Chief Executive Officer of Dreman Contrarian Funds, 2007 to March 2010.

Zachary Richmond (Age - 34) Treasurer and Chief Financial Officer, November 2014 to present	Manager, Fund Administration for Huntington Asset Services, Inc., the Trust’s administrator, since January 2011; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Interim Treasurer and Chief Financial Officer of Unified Series Trust from August 2014 to November 2014; Assistant Treasurer of Unified Series Trust from May 2011 to August 2014; Supervisor, Fund Administration for Citi Fund Services Ohio, Inc. from October 2007 to December 2010.

Lynn E. Wood (Age - 68) Chief Compliance Officer, October 2004 to present	Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October 2004.

Latavia M. Evans (Age - 28) Secretary, February 2015 to present	Paralegal, Risk and Compliance, Huntington Asset Services, Inc., the Trust’s administrator, since May 2014; Paralegal at private law firm May 2012 to May 2014; Paralegal at Fayette County Attorney’s Office from February 2011 to May 2012; Paralegal Intern at Kentucky Department of Public Advocacy from September 2010 to December 2010; Student from September 2009 to December 2010.

*	The address for each trustee and officer is 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208.
**	As of the date of this SAI, the Trust consists of 13 series.
***	Ms. Kelly is deemed an interested trustee because she is an officer of an entity that is under common control with Unified Financial Securities, Inc., the Trust’s distributor. The Board has reviewed and approved this arrangement.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

Stephen A. Little – Mr. Little has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Board. He previously served as trustee to three other registered investment companies. In 1993, he founded an investment advisory firm that provides discretionary investment advice and advice on socially responsible investing. Mr. Little previously held NASD Series 6, 7, and 22 licenses. Mr. Little received a B.A. from Wabash College and a M. Div. from Christian Theological Seminary. Prior to completing his education, Mr. Little served in the U.S. Marine Corps. Mr. Little was selected to serve as Trustee of the Trust based primarily on his experience in the investment management industry.

Gary E. Hippenstiel – Mr. Hippenstiel has served as a mutual fund trustee since 1995. He has been an Independent Trustee of the Trust since its inception in 2002, and he currently serves as Chairman of the Audit and Pricing Committees of the Board of Trustees. He previously served as a trustee to three other registered investment companies and a variable insurance trust. In 2008, Mr. Hippenstiel founded an investment consulting firm and he also previously served as Chairman of the investment committee for two family foundations. He served as Chief Investment Officer of Legacy Trust Company from 1991-2008, where he was responsible for establishing investment strategies and selecting and monitoring independent managers of trust accounts. Mr. Hippenstiel received a B.S. in Business Administration and an M.B.A. in Finance from the University of California, Berkeley. Mr. Hippenstiel was selected as Trustee based primarily on his experience in the investment management industry.

Daniel J. Condon – Mr. Condon has been an Independent Trustee of the Trust since its inception in 2002. He has also served as trustee of three other registered investment companies. From 1990 to 2002, he served as Vice President and General Manager of an international automotive equipment manufacturing company. Since 2002, he has served as CEO of various multi-national companies. Mr. Condon received a B.S. in Mechanical Engineering from Illinois Institute of Technology and an M.B.A. from Eastern Illinois University. He also received his registered Professional Engineer license. Mr. Condon was selected as Trustee based on his over 22 years of international business experience.

Ronald C. Tritschler – Mr. Tritschler has been a Trustee of the Trust since its inception in 2002. He also has served as trustee of three other registered investment companies. Since 1989, he has been a director, vice president and general counsel of a company that operates convenience stores. Since 2001, Mr. Tritschler has been CEO, director and general counsel of a national real estate company. He also is a director of a bank holding company. Mr. Tritschler received a B.A. in Business Administration from Baldwin-Wallace College and his J.D. and M.B.A. from the University of Toledo. Mr. Tritschler was selected to serve as a Trustee based primarily on his substantial business and legal experience.

Kenneth G.Y. Grant – Mr. Grant has been an Independent Trustee of the Trust since 2008. He is a founder of a trust company that offers collective investment trust products to qualified plans. Mr. Grant has over 27 years of executive leadership experience, including experience in management, business development for financial services firms, strategic planning, and investing. Mr. Grant also has experience developing trust and plan accounting services for institutional investors. He currently serves as a senior executive of a retirement plan services provider, as senior vice president of a retirement association and as Treasurer of a council of churches. Mr. Grant received his B.A. in Psychology from Syracuse University, his Th.M. in Theology and Ethics from Boston University, and his M.B.A. from Clark University. Mr. Grant was selected to serve as a Trustee based primarily on his substantial experience in the retirement plan and financial services industry.

Nancy V. Kelly – Ms. Kelly has been a Trustee of the Trust since 2007. She currently serves as a risk management executive for Huntington’s Corporate Risk business segment. Prior to that, she served as the Segment Risk Officer for the Private Client Group business segment, and before that as the Regulatory Reform Director. Prior to that, she served as Chief Administrative Officer of Huntington’s Wealth Advisors, Government Finance, and Home Lending business segment from November 2010 to March 2012, and Executive Vice President of Huntington from December 2001 to November 2010. She is active as a community leader and she serves on the Board of several local organizations, including a youth social services agency. Ms. Kelly was selected to serve as a Trustee based primarily on her experience in managing securities-related businesses operated by banks and her senior position within Huntington Bank, which is an affiliate of the Trust’s administrator and distributor and also serves as custodian of certain series of the Trust. Ms. Kelly received a B.S. from Hood College in 1977, and an M.B.A. in 1981 from Xavier University.

Independent Trustees Messrs. Hippenstiel, Tritschler, Condon, and Little each have previous experience serving as trustees to other multi-series trusts, which means that they are familiar with issues relating to overseeing multiple advisers and multiple funds. Messrs. Hippenstiel, Little, and Grant have experience conducting due diligence on and evaluating investment advisers – Mr. Hippenstiel as the Chief Investment Officer of Legacy Trust, Mr. Little as the President of a registered investment adviser, and Mr. Grant as an officer of a bank which operated a collective investment trust. This means that they are qualified to review annually each adviser’s qualifications, including the qualification of Crawford Investment Counsel, Inc. to serve as adviser to the Fund. Ms. Kelly’s experience as an officer of the Trust’s custodial bank and former supervisor of the Trust’s administrator provides the Independent Trustees with insight into the operations of the service providers and their day-to-day administration of the Fund.

RISK MANAGEMENT. As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee, Pricing Committee, and the Advisory Contract Renewal Committee as described below:

•	The Audit Committee consists of Independent Trustees Messrs. Hippenstiel, Condon, Tritschler and Grant. The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board of Trustees. The Audit Committee met four times during the year ended December 31, 2014.

•	The Pricing Committee is responsible for reviewing and approving fair valuation determinations. The Pricing Committee meets at least quarterly to consider fair valuation determinations and to review information regarding the valuations and liquidity of certain securities held by series of the Trust. The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value. In addition to meetings to approve fair valuations, the Pricing Committee met four times during the year ended December 31, 2014.

•	The Advisory Contract Renewal Committee is responsible for conducting due diligence on the initial approval and subsequent renewals of investment advisory contracts between the Trust and the advisers and sub-advisers to each series of the Trust, and making a recommendation to the full Board of Trustees regarding approvals and renewals of these contracts. The Committee reviews materials of the type required by Section 15(c) of the Investment Company Act of 1940, which are provided by the investment advisers and sub-advisers and the Trust’s Administrator. The Committee also conducts interviews of advisers and sub-advisers to the Trust. The Advisory Contract Renewal Committee is comprised of all of the Trustees, although at least two Independent Trustees are required to establish a quorum. This Committee held five meetings during the year ended December 31, 2014.

Each Committee meets at least quarterly, and reviews reports provided by administrative service providers, legal counsel and independent accountants. The Committees report directly to the Board of Trustees.

The Independent Trustees have engaged their own independent legal counsel to provide advice on regulatory, compliance and other topics. In addition, the Board has engaged on behalf of the Trust a full-time Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks. He reports to the Board at least quarterly any material compliance items that have arisen, and annually he provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers. As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Trust’s series and their advisers and sub-advisers. Periodically the CCO provides reports to the Board that:

•	Assess the quality of the information the CCO receives from internal and external sources;

•	Assess how Trust personnel monitor and evaluate risks;

•	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;

•	Consider feedback from and provide feedback regarding critical risk issues to Trust and administrative and advisory personnel responsible for implementing risk management programs; and

•	Consider economic, industry, and regulatory developments, and recommend changes to the Trust’s compliance programs as necessary to meet new regulations or industry developments.

The Trustees meet in-person on a quarterly basis, typically for two days of meetings. Trustees also participate in special meetings and conference calls as needed. In addition to Board meetings, Trustees also participate in teleconferences each quarter to review and discuss 15(c) materials, and to interview advisers and sub-advisers whose contracts are up for renewal. Legal counsel to the Trust provides quarterly reports to the Board regarding regulatory developments. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to the series of the Trust:

(1)	Fund Performance/Morningstar Report/Portfolio Manager’s Commentary

(2)	Code of Ethics review

(3)	NAV Errors, if any

(4)	Distributor Compliance Reports

(5)	Timeliness of SEC Filings

(6)	Dividends and other Distributions

(7)	List of Brokers, Brokerage Commissions Paid and Average Commission Rate

(8)	Review of 12b-1 Payments

(9)	Multiple Class Expense Reports

(10)	Anti-Money Laundering/Customer Identification Reports

(11)	Administrator and CCO Compliance Reports

(l2)	Market Timing Reports

The Board of Trustees has not adopted a formal diversity policy. When soliciting future nominees for Trustee, the Board will make efforts to identify and solicit qualified minorities and women.

On an annual basis, the Trustees conduct an assessment of the Board’s and their individual effectiveness in overseeing the Trust. Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Trust or any of its service providers.

Based on the qualifications of each of the Trust’s Trustees and officers, the risk management practices adopted by the Board, including a regular review of several compliance and operational reports, and the committee structure adopted by the Board, the Trust believes that its leadership is appropriate.

The following table provides information regarding shares of the Fund and other portfolios of the Trust owned by each Trustee as of December 31, 2014.

Trustee	Dollar Range of the Fund’s Shares	Aggregate Dollar Range of Shares of All Funds Within the Trust*
Gary E. Hippenstiel	None	None
Ronald C. Tritschler	None	$50,001 – $100,000
Stephen A. Little	None	None
Daniel J. Condon	None	None
Kenneth G.Y. Grant	None	$10,001 - $50,000
Nancy V. Kelly	None	None

*	The Trust currently consists of 13 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by the Fund on an individual basis and by the Trust on an aggregate basis. Trustees’ and officers’ fees and expenses are Trust expenses and the Fund incurs its share of such expenses, which are allocated among the series of the Trust in such manner as the Trustees determine to be fair and equitable.

Independent Trustees	Aggregate Compensation from the Fund		Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$3,323	[2]	$0	$0	$43,200
Stephen A. Little, Chairman of the Board	$3,323	[2]	$0	$0	$43,200
Daniel J. Condon, Trustee	$2,631	[3]	$0	$0	$34,200
Ronald C. Tritschler, Trustee	$2,631	[3]	$0	$0	$34,200
Kenneth G.Y. Grant, Trustee	$2,631	[3]	$0	$0	$34,200

Interested Trustees and Officers	Aggregate Compensation from the Fund		Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust[1]
Nancy V. Kelly, Trustee	$0		$0	$0	$0
John C. Swhear, President	$0		$0	$0	$0
Zachary P. Richmond, Treasurer and CFO	$0		$0	$0	$0
Lynn E. Wood, Chief Compliance Officer	$9,651	[4]	$0	$0	$125,000	[5,6]
Latavia M. Evans, Secretary	$0		$0	$0	$0

[1]	The Trust currently consists of 13 series.
[2]	During the fiscal year ended December 31, 2014, this Trustee received a total of $0 from the Fund.
[3]	During the fiscal year ended December 31, 2014, this Trustee received a total of $0 from the Fund.
[4]	During the fiscal year ended December 31, 2014, the CCO received a total of $0 from the Fund.
[5]	This amount does not include the value of benefits provided to the CCO. In addition to the CCO’s salary listed in the table, the CCO is allocated $25,000 for potential bonus compensation, as well as to pay for the CCO’s expenses in connection with compliance-related activities, including audits of advisers to the series of the Trust, attendance at compliance seminars, etc. These expenses are allocated to each series of the Trust in such manner as the Trustees determine to be fair and equitable.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Advisor. As of April 1, 2015, the following persons were considered to be either a control person or principal shareholder of the Fund:

Class I Shares

Name and Address	% Ownership	Type of Ownership
Charles Schwab and Co., Inc. 101 Montgomery Street San Francisco, CA 94104	64.00%	Record

David B. Crawford 2805 Arden Rd Atlanta, GA 30327	5.30%	Beneficial

NFS, LLC 95 Valleybrook Dr. Fairburn, GA 30213	5.39%	Record

SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	19.62%	Record

As of April 1, 2015, the Trustees and officers of the Fund as a group beneficially did not own any shares of the Fund.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law. The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”). The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, Huntington Asset Services, Inc., subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number. You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity. Entities are also required to provide additional documentation. This information will be verified to ensure the identity of all persons opening an account with the Fund. The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker or dealer, clearance procedures, wire service quotations, statistical and other research services provided by the broker or dealer to the Fund and the Advisor. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Any research benefits received by the Advisor are available for all clients of the Advisor. When it can be done consistently with the policy of obtaining the most favorable net results, the Advisor may place orders with firms that provide market, statistical and other research information to the Fund or the Advisor, although the Advisor is not authorized to pay higher commissions to firms that provide such services, except as described below.

The Advisor may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and research or analytical computer software and services. Where products or services have a “mixed use,” a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by the Advisor in cash.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion. These payments will be made in exchange for the Advisor’s employing the broker to execute client transactions. The Advisor also may enter into “soft dollar” arrangements with certain brokers whereby such brokers partially pay for the Advisor’s use of on-line data services for investment research. For example, the Advisor has oral and written soft dollar agreements with broker-dealers to provide research services used by the Advisor to determine which broker-dealers have been active in a particular issue or have posted indication of interest in purchasing or selling a security. The Advisor also receives numerous research reports and news services that allow the Advisor’s portfolio managers, analysts and traders to screen, search and research both current and future holdings, monitor news, research trading activity and volume and monitor clients’ portfolio holdings. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

For the fiscal period ended December 31, 2014, the Advisor directed the following amounts in brokerage transactions to brokers on the basis of research services provided by such brokers to the Fund:

Total Transactions	Total Commissions
$4,339,614	$4,130

When the Fund and another of the Advisor’s clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchases and sales will normally be made by random client selection.

The following table provides information regarding brokerage commissions paid by the Fund during the fiscal period indicated.

Fiscal Year Ended	Brokerage Commissions Paid
December 31, 2014*	$4,130

*	For the fiscal period November 14, 2014 through December 31, 2014.

The Trust, the Advisor and the Distributor have each adopted a Code of Ethics (the “Codes”) pursuant to Rule 17j-1 of the 1940 Act, and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Codes from the Fund or the Advisor, free of charge, by calling Shareholder Services at (800) 431-1716. You may also obtain copies of the Trust’s Code from documents filed with the SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s Trustees have adopted policies with respect to the disclosure of the Fund’s portfolio holdings. These policies generally prohibit the disclosure of information about the Fund’s portfolio to third-parties prior to (i) the filing of the information with the SEC, (ii) the dissemination of the information to all shareholders of the Fund, or (iii) the day after the information is posted to the Fund’s website. As described below, the policies allow for disclosure of non-public portfolio information to third-parties only if there is a legitimate business purpose for the disclosure. In addition, the policies require that the party receiving the portfolio holdings information execute a non-disclosure agreement that includes a prohibition on trading based on the information, unless the party is already subject to a duty of confidentiality (as determined by the Trust’s Chief Compliance Officer). Any arrangement to disclose non-public information about the Fund’s portfolio must be approved by the Trust’s Chief Compliance Officer. The Trust and the Advisor are prohibited from receiving compensation or other consideration in connection with disclosing information about the Fund’s portfolio to third parties.

Under the Trust’s policies, the Advisor is permitted to include Fund portfolio information that has already been made public through the Fund’s website or SEC filing in marketing literature and other communications to shareholders or other parties, provided that, in the case of portfolio information made public solely through the Fund’s website, the information is disclosed no earlier than the day after the date of posting to the website.

The Fund releases non-public portfolio holdings information to certain third-party service providers on a daily basis in order for those parties to perform their duties on behalf of the Fund. These service providers include the Fund’s Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also periodically discloses portfolio holdings information on a confidential basis to other parties that provide services to the Fund, such as the Fund’s auditors, legal counsel, proxy voting services (if applicable), printers, brokers and pricing services. The lag between the date of the information and the date on which the information is disclosed will vary based on the nature of the services provided by the party to whom the information is disclosed. For example, the information may be provided to the Fund’s auditors within days after the end of the Fund’s fiscal year in connection with the Fund’s annual audit, while the information may be given to legal counsel at any time. Fund service providers are required to keep this information confidential and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Fund.

The Fund may also disclose non-public portfolio holdings information to rating and ranking organizations, such as Morningstar Inc. and Lipper Inc., in connection with those firms’ research on and classification of the Fund and in order to gather information about how the Fund’s attributes (such as performance, volatility and expenses) compare to peer funds. In these instances, information about the Fund’s portfolio would be supplied within approximately 25 days after the end of the month. In addition, any such ratings organization would be required to keep the Fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary.

PROXY VOTING POLICY

The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates proxy voting to the Advisor, subject to the Advisor’s proxy voting policy and the supervision of the Board of Trustees. The Trust’s policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Advisor’s policy provides that generally the Advisor will vote with management for routine corporate proposals unless such a vote is not in the shareholders’ best interests. Non-routine votes are reviewed on a case-by-case basis.

You may obtain a copy of the Trust’s and the Advisor’s proxy voting policy by calling Shareholder Services at (800) 431-1716 to request a copy from the Trust’s Chief Compliance Officer, or by writing to Huntington Asset Services, Inc., the Fund’s transfer agent, at 2960 N. Meridian Street,

Suite 300, Indianapolis, IN 46208, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy from Fund documents filed with the SEC and available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Fund is determined as of the close of trading on the New York Stock Exchange (“NYSE”), which is normally 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the NYSE is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Advisor in good faith according to procedures established by the Board of Trustees. The Board of Trustees annually approves the pricing services used by the fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an Independent Trustee who is a member of the Pricing Committee as fair valuation issues arise. Fair valued securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

Fixed income securities are generally valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, according to guidelines established by the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

CONTINGENT DEFERRED SALES CHARGE – CLASS C SHARES

Class C shares of the Fund are subject to a contingent deferred sales charge (“CDSC”) of 1.00% if you redeem the shares within 12 months of purchase, based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC.

In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRAs or other retirement plans. The Fund’s distributor receives the entire amount of any CDSC you pay.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to an election by the Trust on behalf of the Fund under Rule 18f-1 of the 1940 Act, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of an Ohio business trust, and intends to continue to qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

Redemption of Fund shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares.

If the Fund does qualify as a RIC but (in a particular calendar year) distributes less than 98% of its ordinary income and 98.2% of its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is 4% of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund. In such event, dividend distributions would be taxable to shareholders to the extent of the Fund’s earnings and profits, and would be eligible for the dividends received deduction for corporations.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•	Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock, securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and

•	Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

Pursuant to the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), if the Fund fails the gross income test for a taxable year, it will nevertheless be considered to have satisfied the test for such year if (i) the Fund satisfies certain procedural requirements and (ii) the Fund’s failure to satisfy the gross income test is due to reasonable cause and not due to willful neglect. However, in such case, a tax is imposed on the Fund for the taxable year in which, absent the application of this provision, it would have failed the gross income test equal to the amount by which (i) the Fund’s non-qualifying gross income exceeds (ii) one-ninth of the Fund’s qualifying gross income, each as determined for purposes of applying the gross income test for such year.

Also pursuant to the Modernization Act, if the Fund fails the asset diversification test as of the end of a quarter, it will nevertheless be considered to have satisfied the test as of the end of such quarter in the following circumstances. If the Fund’s failure to satisfy the asset diversification test at the end of the quarter is due to the ownership of assets the total value of which does not exceed the lesser of (i) one percent of the total value of the Fund’s assets at the end of such quarter and (ii) $10,000,000 (a “de minimis failure”), the Fund will be considered to have satisfied the asset diversification test as of the end of such quarter if, within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test.

In the case of a failure to satisfy the asset diversification test at the end of a quarter in a case that does not constitute a de minimis failure, the Fund will nevertheless be considered to have satisfied the asset diversification test as of the end of such quarter if (i) the Fund satisfies certain procedural requirements; (ii) the Fund’s failure to satisfy the asset diversification test is due to reasonable cause and not due to willful neglect; and (iii) within six months of the last day of the quarter in which the Fund identifies that it failed the asset diversification test (or such other prescribed time period), the Fund either disposes of assets in order to satisfy the asset diversification test, or otherwise satisfies the asset diversification test. However, in this case, a tax is imposed on the Fund, at the current rate of 35%, on the net income generated by the assets that caused the Fund to fail the asset diversification test during the period for which the asset diversification test was not met. However, in all events, such tax will not be less than $50,000.

The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) 98% of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) 90% of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund’s income from derivative instruments, if any, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends the Fund pays (other than capital gain distributions) that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are generally subject indirectly to the federal alternative minimum tax.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. During the fiscal year ended December 31, 2014, the Fund did not have capital loss carryforwards. Net capital losses, if any, incurred by the Fund have an indefinite carryover period pursuant to the provisions of the Modernization Act.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six-months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on the shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is Custodian of the Fund’s investments. The Custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties. A Trustee of the Trust is a member of the Custodian’s management. The Custodian’s parent company, Huntington Bancshares, Inc., is also the parent company of Huntington Asset Services, Inc. (“Huntington”), the Trust’s transfer agent, fund accountant and administrator, and of Unified Financial Securities, Inc. (the “Distributor”), the Trust’s distributor. Huntington and the Distributor each operates as a wholly-owned subsidiary of Huntington Bancshares, Inc.

For its custodial services, the Custodian receives a monthly fee from the Fund based on the market value of assets under custody. The monthly fee is equal to an annual rate of 0.0125% of the first $75 million of market value; 0.0100% of the next $75 million of market value; and 0.0075% of market value in excess of $150 million. The Custodian also receives various transaction-based fees. Custodial fees are subject to a $250 monthly minimum fee per Fund account.

FUND SERVICES

Huntington Asset Services, Inc. (“Huntington”), 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208, acts as the Fund’s transfer agent, fund accountant, and administrator. Certain officers of the Trust are members of management and/or employees of Huntington. Huntington is a wholly-owned subsidiary of Huntington Bancshares, the parent company of the Custodian and the Distributor. Certain officers of the Trust are also officers of Huntington.

Huntington maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Huntington receives a monthly fee from the Fund of $1.25 per shareholder account (subject to a minimum monthly fee of $2,000) for these transfer agency services.

In addition, Huntington provides the Fund with fund accounting services, which includes certain monthly reports, record keeping and other management-related services. For its services as fund accountant, Huntington receives a monthly fee from the Fund equal to an annual rate of 0.050% of the Fund’s average daily net assets up to $50 million, 0.040% of the Fund’s average daily net assets from $50 million to $100 million, 0.030% of the Fund’s average daily net assets from $100 million to $150 million, and 0.020% of the Fund’s average daily net assets over $150 million (subject to a minimum monthly fee of $2,292).

Huntington also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Huntington receives a monthly fee from the Fund equal to an annual rate of 0.100% of the Fund’s average daily net assets under $50 million, 0.070% of the Fund’s average daily net assets from $50 million to $100 million, 0.050% of the Fund’s average daily net assets from $100 million to $150 million, and 0.030% of the Fund’s average daily net assets over $150 million (subject to a minimum monthly fee of $3,125). Huntington also receives a compliance program services fee of $800 per month from the Fund.

The fees described above will be waived by Huntington for a period of six months from the Fund’s inception. The fees will be subject to a 50% discount for the subsequent six month period.

The following table provides information regarding transfer agent, fund accounting and administrative services fees accrued by the Fund during the period indicated. For the period ending December 31, 2014, Huntington waived $8,486, of its fees.

Fiscal Period Ended	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
December 31, 2014*	$3,908	$2,611	$3,917

*	For the period November 14, 2014 (commencement of operations) through December 31, 2014.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Ernst & Young LLP, 312 Walnut Street, Suite 1900, Cincinnati, OH 45202 has been selected as the Independent Registered Public Accounting Firm for the Fund for the fiscal year ending December 31, 2015. Ernst & Young LLP performs an annual audit of the Fund’s financial statements and will provide financial, tax and accounting services as requested, in accordance with applicable laws and regulations.

DISTRIBUTOR

Unified Financial Securities, Inc., 2960 N. Meridian St., Suite 300, Indianapolis, IN 46208 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. Certain officers of the Trust are also officers of the Distributor, and a Trustee of the Trust is an officer of the Custodian, which, together with the Distributor and Huntington, are wholly-owned subsidiaries of Huntington Bancshares. As a result, such persons may be deemed to be affiliates of the Distributor.

The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

DISTRIBUTION PLAN

Class C Shares. The Fund has adopted a Class C Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by the Board of Trustees of the Trust, including the Trustees who are not interested persons of the Trust or the Fund, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast in person at a meeting on February 8-9, 2015 called for the purpose of, among other things, voting on such Plan. The Plan will be effective as of the date the Fund commences operations with respect to the Class C shares. The Plan will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such continuance.

Under the Plan, the Fund pays a fee to the Distributor, the Advisor or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) in connection with the promotion and distribution of the Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). Because these fees are an ongoing expense, over time they reduce the net investment results of the Class C shares of the Fund and may cost you more than paying other types of sales charges. Depending on the amount of your investment and the length of time you hold your shares, your investment results will not equal the results of a different class of shares having a different sales charge and 12b-1 fee structure.

The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. The Trustees expect that the Plan will significantly enhance the Fund’s ability to expand distribution of Class C shares of the Fund. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective. Pursuant to the Distribution Plan, the Board of Trustees reviews a written report each quarter of the distribution expenses incurred on behalf of the Fund.

FINANCIAL STATEMENTS

The financial statements and the report of the Independent Registered Public Accounting Firm, required to be included in the Statement of Additional Information, are incorporated herein by reference to the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2014, filed electronically on March 5, 2015 (File No. 811-21237). You can obtain the Annual Report without charge by calling Shareholder Services at (800) 431-1716 or upon written request.

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	Articles of Incorporation

1.	Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

2.	First Amendment to Agreement and Declaration of Trust, as filed with the State of Ohio on September 15, 2005 – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2006 and incorporated herein by reference.

3.	Amendment No. 2 to Agreement and Declaration of Trust, as filed with the State of Ohio on May 17, 2006 – Filed with Registrant’s registration statement on Form N-1A dated July 24, 2006 and incorporated herein by reference.

4.	Amendment No. 3 to Agreement and Declaration of Trust, as filed with the State of Ohio on September 1, 2006 – Filed with Registrant’s registration statement on Form N-1A dated September 19, 2006 and incorporated herein by reference.

5.	Amendments No. 4 and 6 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A on July 5, 2007 and incorporated herein by reference.

6.	Amendment No. 5 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 1, 2007 and incorporated herein by reference.

7.	Amendment No. 7 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2007 and incorporated herein by reference.

8.	Amendment No. 8 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated December 17, 2007 and incorporated herein by reference.

9.	Amendment No. 9 to Agreement and Declaration of Trust – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2008 and incorporated herein by reference.

10.	Amendment No. 10 to Agreement and Declaration of Trust as filed with the State of Ohio on November 12, 2008– Filed with Registrant’s registration statement on Form N-1A dated November 28, 2008 and incorporated herein by reference.

11.	Amendment No. 11 to Agreement and Declaration of Trust as filed with the State of Ohio on February 13, 2009 – Filed with Registrant’s registration statement on Form N-1A dated March 2, 2009 and incorporated herein by reference.

12.	Amendment No. 12 to Agreement and Declaration of Trust as filed with the State of Ohio on August 11, 2009 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2009 and incorporated herein by reference.

13.	Amendment No. 13 to Agreement and Declaration of Trust as filed with the State of Ohio on October 20, 2010 – Filed with Registrant’s registration statement on Form N-1A dated November 5, 2010 and incorporated herein by reference.

14.	Amendment No. 14 to Agreement and Declaration of Trust as filed with the State of Ohio on November 23, 2010 – Filed with Registrant’s registration statement on Form N-1A dated November 29, 2010 and incorporated herein by reference.

15.	Amendment No. 15 to Agreement and Declaration of Trust as filed with the State of Ohio on April 5, 2011 – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2011 and incorporated herein by reference.

16.	Amendment No. 16 to Agreement and Declaration of Trust as filed with the State of Ohio on August 23, 2011 – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2011 and incorporated herein by reference.

17.	Amendment No. 17 to Agreement and Declaration of Trust as filed with the State of Ohio on November 17, 2011 – Filed with Registrant’s registration statement on Form N-1A dated November 28, 2011 and incorporated herein by reference.

18.	Amendment No. 18 to Agreement and Declaration of Trust as filed with the State of Ohio on August 28, 2012 – Filed with Registrant’s registration statement on Form N-1A dated September 17, 2012 and incorporated herein by reference.

19.	Amendment No. 19 to Agreement and Declaration of Trust as filed with the State of Ohio on December 9, 2013 – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2014 and incorporated herein by reference.

20.	Amendment No. 20 to Agreement and Declaration of Trust as filed with the State of Ohio on August 22, 2014 – Filed with Registrant’s registration statement on Form N-1A dated August 28, 2014 and incorporated herein by reference.

(b)	By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders – None.

(d)	Investment Advisory Contracts:

1.	Copy of Registrant’s Amended and Restated Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 2, 2011 and incorporated herein by reference.

2. (a)	Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(b)	Copy of Side Letter Agreement with Financial Counselors, Inc. regarding fee waiver and expense reimbursement with respect to the FCI Bond Fund for the period ending January 31, 2016 – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2015 and incorporated herein by reference.

3.	Copy of Registrant’s Amended and Restated Management Agreement with The Roosevelt Investment Group with respect to the Roosevelt Multi-Cap Fund, approved August 13, 2012 – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2012 and incorporated herein by reference.

4. (a)	Copy of Registrant’s Amended Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2009 and incorporated herein by reference.

(b)	Amendment to Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2012 and incorporated herein by reference.

(c)	Copy of Side Letter Agreement with Toreador Research & Trading LLC regarding fee waiver and expense reimbursement with respect to the Toreador Core Fund for the period ending August 31, 2015 – Filed with Registrant’s registration statement on Form N-1A dated August 28, 2014 and incorporated herein by reference.

5.	Copy of Registrant’s Amended and Restated Management Agreement with Iron Financial, LLC dated November 10, 2008 with regard to the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2009 and incorporated herein by reference.

6. (a)	Copy of Registrant’s Amended and Restated Management Agreement with Pekin Singer Strauss Asset Management, Inc. with regard to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2015 and incorporated herein by reference.

(b)	Copy of Side Letter Agreement with Pekin Singer Strauss Asset Management, Inc. regarding fee waiver and expense reimbursement with respect to the Appleseed Fund for period ending January 31, 2016 – Filed with Registrant’s registration statement on Form N-1A dated January 28, 2015 and incorporated herein by reference.

7. (a)	Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Value Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2006 and incorporated herein by reference.

(b)	Copy of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Value Institutional Fund for the period ended May 22, 2018 – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2013 and incorporated herein by reference.

8. (a)	Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Mid Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2012 and incorporated herein by reference.

(b)	Copy of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Mid Cap Value Fund for the period ended July 31, 2015 – Filed with Registrant’s registration statement on Form N-1A date July 29, 2014 and incorporated herein by reference.

9. (a)	Copy of Registrant’s Management Agreement with Dean Investment Associates, LLC with regard to the Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2012 and incorporated herein by reference.

(b)	Copy of Side Letter Agreement with Dean Investment Associates, LLC regarding fee waiver and expense reimbursement with respect to the Dean Small Cap Value Fund for the period ended July 31, 2015 – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2014 and incorporated herein by reference.

10.	Copy of Subadvisory Agreement between Dean Investment Associates, LLC and Dean Capital Management, LLC with regard to the Dean Mid Cap Value Fund and Dean Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated July 30, 2012 and incorporated herein by reference.

11. (a)	Copy of Registrant’s Management Agreement with SB-Auer Funds, LLC with regard to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

12. (a)	Copy of Registrant’s Management Agreement with Symons Capital Management, Inc. with regard to the Symons Small Cap Institutional Fund – Filed with Registrant’s registration statement on Form N-1A dated April 29, 2008 and incorporated herein by reference.

(b)	Copy of Side Letter Agreement with Symons Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Symons Small Cap Institutional Fund for the period ended March 31, 2016 – Filed with Registrant’s registration statement on Form N-1A dated July 29, 2011 and incorporated herein by reference.

13. (a)	Copy of Registrant’s Management Agreement with 1492 Capital Management, LLC with regard to the 1492 Small Cap Core Alpha Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2011 and incorporated herein by reference.

(b)	Copy of Side Letter Agreement with 1492 Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the 1492 Small Cap Core Alpha Fund for the period ended March 31, 2016 – Filed with Registrant’s registration statement on Form N-1A dated March 20, 2015 and incorporated herein by reference.

14. (a)	Copy of Registrant’s Management Agreement with Martin Capital Management, LLC with regard to the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated February 8, 2012 and incorporated herein by reference.

(b)	Copy of Side Letter Agreement with Martin Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the Martin Focused Value Fund for the period ending June 30, 2016 – Filed with Registrant’s registration statement on Form N-1A dated August 19, 2014 and incorporated herein by reference.

15. (a)	Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated September 17, 2012 and incorporated herein by reference.

(b)	Copy of Side Letter Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Opportunity Fund for the period ending April 30, 2016 – Filed herewith.

16. (a)	Copy of Registrant’s Management Agreement with Spouting Rock Fund Management with regard to the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

(b)	Copy of Subadvisory Agreement between Spouting Rock Fund Management and Convex Capital Management LLC with regard to the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

(c)	Copy of Side Letter Agreement with Spouting Rock Fund Management regarding fee waiver and expense reimbursement with respect to the Spouting Rock/Convex Dynamic Global Macro Fund for the period ended January 31, 2017 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

17. (a)	Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Yield Fund – Filed with Registrant’s registration statement on Form N-1A dated November 10, 2014 and incorporated herein by reference.

(b)	Copy of Side Letter Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Yield Fund – Filed with Registrant’s registration statement on Form N-1A dated November 10, 2014 and incorporated herein by reference.

18.	Copy of Registrant’s Management Agreement with Huntington Asset Advisors, Inc. with regard to the Huntington Institutional U.S. Treasury Money Market Fund – to be filed by amendment.

(e)	Underwriting Contracts.

1.	Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

2.	Copy of Registrant’s amended and restated Distribution Agreement with Unified Financial Securities, Inc., dated January 17, 2007 – Filed with Registrant’s registration statement on Form N-1A dated July 3, 2008 and incorporated herein by reference.

3.	Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – None.

(g)	Custodian Agreements.

1.	Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

2. (a)	Copy of Registrant’s Custodian Agreement with U.S. Bank, N.A., dated September 23, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(b)	Amendment to Custodial Agreement between U.S. Bank, N.A. and Registrant, dated December 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(h)	Other Material Contracts.

1.	Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 1, 2005 and incorporated herein by reference.

2.	Amendment to Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., effective as of October 1, 2007 – Filed with Registrant’s registration statement on Form N-1A dated October 30, 2007 and incorporated herein by reference.

3.	Third Amendment to Mutual Fund Services Agreement between Registrant and Huntington Asset Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2014 and incorporated herein by reference.

4.	Compliance Services Agreement between Registrant and Buttonwood Compliance Partners, LLC – Filed with Registrant’s registration statement on Form N-1A dated March 31, 2014 and incorporated herein by reference.

5.	Registrant’s Investor Class Administration Plan for the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

6.	Registrant’s Revised Retail Class Administrative Services Plan for the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2012 and incorporated herein by reference.

7.	Registrant’s Investor Class Administrative Services Plan for the Appleseed Fund - Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

8.	Registrant’s Retail Class Administrative Services Plan for the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated April 12, 2012 and incorporated herein by reference.

9.	Revolving Credit Agreement between the Registrant and The Huntington National Bank – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2013 and incorporated herein by reference.

10.	Registrant’s Advisor Class Administrative Services Plan for the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

(i)	Legal Opinion and Consent – Opinion and consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm – Filed herewith.

(k)	Omitted Financial Statements – None.

(l)	Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)	Rule 12b-1 Plan.

1.	Copy of Revised Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 2, 2011 and incorporated herein by reference.

2.	Copy of Revised Rule 12b-1 Distribution Plan for the Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 24, 2011 and incorporated herein by reference.

3.	Copy of Rule 12b-1 Distribution Plan for FCI Value Equity Fund and FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

4.	Copy of Rule 12b-1 Distribution Plan with respect to the Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

5.	Copy of Rule 12b-1 Distribution Plan with respect to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

6.	Copy of Rule 12b-1 Distribution Plan with respect to the Investor Class Shares of the Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

7.	Copy of Rule 12b-1 Distribution Plan with respect to the Retail Class Shares of the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated April 12, 2012 and incorporated herein by reference.

8.	Copy of Rule 12b-1 Distribution Plan with respect to the Advisor Class Shares of the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

9.	Copy of Rule 12b-1 Distribution Plan with respect to the Class C Shares of the Crawford Dividend Opportunity Fund and the Crawford Dividend Yield Fund – Filed herewith.

(n)	Rule 18f-3 Plan.

1.	Copy of Amended and Restated Rule 18f-3 Plan for Crawford Dividend Growth Fund, Crawford Dividend Opportunity Fund, and Crawford Dividend Yield Fund – Filed herewith.

2.	Copy of Rule 18f-3 Plan for Iron Strategic Income Fund – Filed with Registrant’s registration statement on Form N-1A dated December 5, 2008 and incorporated herein by reference.

3.	Copy of Revised Rule 18f-3 Plan for the Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated August 31, 2012 and incorporated herein by reference.

4.	Copy of Rule 18f-3 Plan for the Appleseed Fund –Filed with Registrant’s registration statement on Form N-1A dated January 28, 2011 and incorporated herein by reference.

5.	Copy of Rule 18f-3 Plan for the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated April 12, 2012 and incorporated herein by reference.

6.	Copy of Rule 18f-3 Plan for the Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2012 and incorporated herein by reference.

7.	Copy of Rule 18f-3 Plan for the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

1.	Registrant’s Amended Code of Ethics – Filed with Registrant’s registration statement on Form N-1A on June 20, 2007 and incorporated herein by reference.

2.	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

3.	Code of Ethics adopted by Unified Financial Securities, Inc., as distributor to Registrant – Filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.

(q) 1.	Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated July 1, 2011 and incorporated herein by reference.

2.	Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

3.	Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

4.	Proxy Voting Policy and Procedures adopted by with Toreador Research & Trading LLC as advisor to Toreador Large Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

5.	Proxy Voting Policy and Procedures adopted by Pekin Singer Strauss Asset Management, Inc. as advisor to Appleseed Fund – Filed with Registrant’s registration statement on Form N-1A dated October 2, 2006 and incorporated herein by reference.

6.	Updated Proxy Voting Policy and Procedures adopted by Symons Capital Management, Inc. as advisor to Symons Institutional Funds– Filed with Registrant’s registration statement on Form N-1A dated April 1, 2008 and incorporated herein by reference.

7.	Proxy Voting Policy and Procedures adopted by Dean Investment Associates, LLC as advisor to the Dean Funds – Filed with Registrant’s registration statement on Form N-1A dated March 7, 2007 and incorporated herein by reference.

8.	Proxy Voting Guidelines used with respect to Roosevelt Multi-Cap Fund – Filed with Registrant’s registration statement on Form N-1A dated April 11, 2008 and incorporated herein by reference.

9.	Proxy Voting Policy and Procedures adopted by SBAuer Funds, LLC as adviser to the Auer Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 21, 2007 and incorporated herein by reference.

10.	Proxy Voting Policy and Procedures adopted by 1492 Capital Management, LLC as advisor to the 1492 Small Cap Core Alpha Fund – Filed with Registrant’s registration statement on Form N-1A dated December 14, 2011 and incorporated herein by reference.

11.	Proxy Voting Policy and Procedures adopted by Martin Capital Management, LLC as advisor to the Martin Focused Value Fund – Filed with Registrant’s registration statement on Form N-1A dated April 12, 2012 and incorporated herein by reference.

12.	Proxy Voting Policy adopted by Convex Capital Management LLC as subadvisor to the Spouting Rock/Convex Dynamic Global Macro Fund – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2014 and incorporated herein by reference.

13.	Proxy Voting Policy adopted by Huntington Asset Advisors, Inc. as advisor to the Huntington Institutional U.S. Treasury Money Market Fund – to be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant

MTC Holding Corp. owns 100% of Midwest Trust Company, which as of September 30, 2013 owned 99.12% of the FCI Bond Fund. MTC Holding Corp. also owns 100% of FCI Holding Co., which owns 100% of Financial Counselors, Inc. (the Fund’s investment adviser). Bradley Bergman owned 73.3% of MTC Holding Corp. as of September 30, 2013. As a result, the FCI Bond Fund may be deemed to be under common control with its investment adviser. Each of the above-named companies is organized under the laws of Kansas.

Dennis and Terry Dean beneficially own The C.H. Dean Companies, LLC and its wholly owned subsidiary, C.H. Dean, LLC, as well as Dean Wealth Management LP. As of September 30, 2013, Dean Wealth Management LP owned 49.5% and The C.H. Dean Companies, LLC owned 17.3% of the Dean Mid Cap Fund. The Fund’s investment adviser; Dean Investment Associates LLC, is wholly owned by C.H. Dean LLC, and the Fund’s sub-adviser, Dean Capital Management, is owned 20% by Dean Wealth Management LP and 10% by C.H. Dean LLC. As a result, the Dean Mid Cap Fund may be deemed to be under common control with its investment adviser and sub-adviser. Each of the above-named companies is organized under the laws of Ohio.

Item 30.	Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Item 31.	Business and Other Connections of the Investment Advisers

1.	Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Dividend Growth Fund, the Crawford Dividend Opportunity Fund, and the Crawford Dividend Yield Fund, each a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

2.	Dean Investment Associates, LLC (“Dean”), serves as investment advisor to the Dean Funds. Stephen M. Miller serves as President and Chief Operating Officer of Dean, and each of Mark E. Schutter, Ronald A. Best and Debra E. Rindler are executive officers. Further information about Dean can be obtained from its Form ADV Part I available on the IAPD.

3.	Dean Capital Management, LLC (“DCM”), serves as sub-advisor to the Dean Funds. Douglas Leach is an executive officer. Further information about DCM can be obtained from its Form ADV Part I available on the IAPD.

4.	Financial Counselors, Inc. (“FCI”) serves as the investment adviser to the FCI Bond Fund. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

5.	Iron Financial, LLC serves as investment advisor to the Iron Strategic Income Fund. Mr. Aaron Izenstark is the President and Mr. Richard Lakin is the Chief Compliance Officer of Iron Financial. Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

6.	Pekin Singer Strauss Asset Management, Inc. (“Pekin”) serves as investment advisor to the Appleseed Fund. Mr. Ronald L. Strauss is the President of Pekin; Richard A. Singer, Brandon Hardy, Alan L. Zable, William A. Pekin, Adam Strauss, Joshua Strauss, and William Schmidle all are executive officers. Further information about Pekin can be obtained from its Form ADV Part I available on the IAPD.

7.	Symons Capital Management, Inc. (“Symons”) serves as the investment advisor for the Symons Value Institutional Fund and Symons Small Cap Institutional Fund, each a series of the Trust. Edward L. Symons, Jr. is the Chairman and Founder, and Colin E. Symons, CFA, is the Chief Investment Officer. Christopher Rickard, Vickilynn Ellis, Richard F. Foran and Michael P. Czajka each are executive officers of Symons. Further information about Symons can be obtained from the Form ADV Part I available on the IAPD.

8.	The Roosevelt Investment Group (“Roosevelt”) serves as investment advisor to the Roosevelt Multi-Cap Fund. Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt. David Sheer and Steven Weiss are executive officers. Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

9.	Toreador Research & Trading LLC (“Toreador”) serves as investment advisor to Toreador Large Cap Fund. Mr. Paul Blinn and Dan Obrycki are executive officers of Toreador. Further information about Toreador can be obtained from its Form ADV Part I available on the IAPD.

10.	SBAuer Funds, LLC (“SBA”) serves as investment adviser to the Auer Growth Fund. Mr. David Gilreath and Mr. Ronald Brock are executive officers of SBA and members of Sheaff Brock Investment Advisors, LLC. Further information about SBA and Sheaff Brock can be obtained from their respective Forms ADV Part I available on the IAPD

11.	1492 Capital Management, LLC (“1492”) serves as adviser to the 1492 Small Cap Core Alpha Fund. Timothy T. Stracka and Joseph A. Frohna are the Managing Members of 1492. Further information about 1492 can be obtained from its Form ADV Part I available on the IAPD.

12.	Martin Capital Management, LLC (“Martin”) serves as adviser to the Martin Focused Value Fund. Frank K. Martin is the sole Member of Martin. Further information about Martin can be obtained from its Form ADV Part I available on the IAPD.

13.	Spouting Rock Fund Management (“Spouting Rock”) serves as adviser to the Spouting Rock/Convex Dynamic Global Macro Fund. Erich M. Hickey is the President and Chief Executive Officer of Spouting Rock. Further information about Spouting Rock can be obtained from its Form ADV Part I available on the IAPD.

14.	Convex Capital Management LLC (“Convex”) serves as subadviser to the Spouting Rock/Convex Dynamic Global Macro Fund. Saumen Chattopadhyay is the Managing Member of Convex. Further information about Convex can be obtained from its Form ADV Part I available on the IAPD.

15.	Huntington Asset Advisors, Inc. (“Huntington”) serves as adviser to the Huntington Institutional U.S. Treasury Money Market Fund. B. Randolph Bateman is the President and Chief Investment Officer of Huntington. Further information about Huntington can be obtained from its Form ADV Part I available on the IAPD.

Item 32.	(a) Unified Financial Securities, Inc. is the principal underwriter for all series of the Trust. Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: American Pension Investors Trust, Bruce Fund, H C Capital Trust, Huntington Funds, and Valued Advisers Trust.

(b)	The directors and officers of Unified Financial Securities, Inc. are as follows:

Name	Title	Position with Trust
Daniel P. Brewer*	Director	None

John E. Kalb*	Director	None

R. Jeffrey Young*	Director	None

Martin R. Dean*	Director	None

John C. Swhear**	Director and Chief Compliance Officer	President

Mark S. Redman*	Director and President	None

Edward J. Kane*	Vice President	None

A. Dawn Story*	Vice President	None

Karyn E. Cunningham**	Controller	None

Richard A. Cheap*	Secretary	None

Larry D. Case*	Assistant Secretary	None

*	The principal business address of these individuals is 41 S. High St. Columbus, OH 43215.
**	The principal business address of these individuals is 2960 N. Meridian Street, Suite 300, Indianapolis, IN 46208.

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

Will maintain physical possession of the accounts, books, and other documents required to be maintained by
Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank

41 South High Street

Columbus, Ohio 43215

U.S. Bank, National Association

425 Walnut Street

Cincinnati, Ohio 45202

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Crawford Investment Counsel, Inc.

600 Galleria Parkway NW

Suite 1650

Atlanta, GA 30339

Dean Investment Associates, LLC

3500 Pentagon Blvd., Suite 200

Beavercreek, OH 45431

Dean Capital Management, LLC

7450 West 130th Street, Suite 150

Overland Park, KS 66213

Financial Counselors, Inc.

442 West 47th Street

Kansas City, Missouri 63112

Iron Financial, LLC

630 Dundee Rd.

Suite 200

Northbrook, IL 60062

Pekin Singer Strauss Asset Management, Inc.

21 S. Clark Street, Suite 3325

Chicago, IL 60603

Symons Capital Management, Inc.

650 Washington Road, Suite 800

Pittsburgh, Pennsylvania 15228

The Roosevelt Investment Group

317 Madison Ave., Suite 1004

New York, New York 10017

Toreador Research & Trading LLC

7493 North Ingram

Suite 104

Fresno, California 93711

1492 Capital Management, LLC

309 North Water Street, Suite 505

Milwaukee, WI 53202

Martin Capital Management, LLC

300 NIBCO Parkway, Suite 301

Elkhart, IN 46516

Spouting Rock Fund Management

100 Matsonford Road

Five Radnor Corporate Center

Suite 441

Radnor, PA 19087

Convex Capital Management LLC

4200 Cantera Drive

Unit 203

Warrenville, IL 60555

Huntington Asset Advisors, Inc.

41 South High Street

Columbus, OH 43287

Each advisor (or sub-advisor) will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 34.	Management Services

None.

Item 35.	Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied. Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has duly caused this Post-Effective Amendment No. 335 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on April 28, 2015.

UNIFIED SERIES TRUST

By:	/s/ John C. Swhear*
John C. Swhear, President

Attest:

By:	/s/ Zachary Richmond**

Zachary Richmond, Treasurer and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated by the consent of all of Registrant’s trustees.

Signature	Title	Date

/s/ John C. Swhear* John C. Swhear	President	April 28, 2015

/s/ Zachary Richmond** Zachary Richmond	Treasurer and CFO	April 28, 2015

/s/ Daniel Condon *** Daniel Condon	Trustee	April 28, 2015

/s/ Gary E. Hippenstiel *** Gary E. Hippenstiel	Trustee	April 28, 2015

/s/ Stephen Little *** Stephen Little	Trustee	April 28, 2015

/s/ Ronald Tritschler *** Ronald Tritschler	Trustee	April 28, 2015

/s/ Nancy V. Kelly **** Nancy V. Kelly	Trustee	April 28, 2015

/s/ Kenneth Grant ***** Kenneth Grant	Trustee	April 28, 2015

*/**/***/****/*****/s/ Carol J. Highsmith

                                        Carol J. Highsmith, Attorney in Fact

*	Signed pursuant to a Power of Attorney dated October 7, 2013 and filed with Registrant’s registration statement on Form N-1A on October 28, 2013 and incorporated herein by reference.

**	Signed pursuant to a Power of Attorney dated October 28, 2014 and filed with Registrant’s registration statement on Form N-1A on October 31, 2014 and incorporated herein by reference.
***	Signed pursuant to a Power of Attorney dated May 21, 2007 and filed with Registrant’s registration statement on Form N-1A on June 21, 2007 and incorporated herein by reference.
****	Signed pursuant to a Power of Attorney dated December 12, 2007 and filed with Registrant’s registration statement on Form N-1A on December 17, 2007 and incorporated herein by reference.
*****	Signed pursuant to a Power of Attorney dated June 19, 2008 and filed with Registrant’s registration statement on Form N-1A on July 3, 2008 and incorporated herein by reference.

EXHIBIT INDEX

Exhibit Number	Description

EX.99.d	Side Letter Agreement with Crawford Investment Counsel, Inc. regarding fee waiver and expense reimbursement with respect to the Crawford Dividend Opportunity Fund

EX.99.i	Opinion and Consent of Legal Counsel

EX.99.j	Consent of Independent Registered Public Accounting Firm

EX.99.m	Rule 12b-1 Distribution Plan with respect to Class C shares of the Crawford Dividend Opportunity Fund and the Crawford Dividend Yield Fund

EX.99.n	Amended and Restated Rule 18f03 Plan for the Crawford Dividend Growth Fund, the Crawford Dividend Opportunity Fund, and the Crawford Dividend Yield Fund